      As filed with the Securities and Exchange Commission on April 8, 2008


                                           REGISTRATION STATEMENT NO. 333-147888

                                                                       811-08317

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]


POST-EFFECTIVE AMENDMENT NO. 1                                               [X]


                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 22                                                             [X]


                        (Check Appropriate box or boxes.)


           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

     ONE CITYPLACE, 185 ASYLUM STREET, 3CP, HARTFORD, CONNECTICUT 06103-3415

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116

                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.



[X] on April 28, 2008 pursuant to paragraph (b) of Rule 485.



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.



[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        PRIMELITE(SM) ANNUITY PROSPECTUS:

            METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes PRIMELITE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 28, 2008 are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Legg Mason Partners Variable Social
  American Funds Bond Fund                            Awareness Portfolio
  American Funds Global Growth Fund              LEGG MASON PARTNERS VARIABLE INCOME TRUST
  American Funds Global Small Capitalization       Legg Mason Partners Variable Adjustable
     Fund                                             Rate Income Portfolio
  American Funds Growth Fund                       Legg Mason Partners Variable High Income
  American Funds Growth-Income Fund                   Portfolio
FIDELITY(R) VARIABLE INSURANCE                     Legg Mason Partners Variable Money Market
  PRODUCTS -- SERVICE CLASS 2                         Portfolio
  Equity-Income Portfolio                        MET INVESTORS SERIES TRUST
  Mid Cap Portfolio                                Lord Abbett Bond Debenture
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class A
  TRUST -- CLASS 2                                 Lord Abbett Growth and Income
  Franklin Income Securities Fund                     Portfolio -- Class B
  Mutual Shares Securities Fund                    Met/AIM Capital Appreciation
  Templeton Growth Securities Fund                    Portfolio -- Class E
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          MFS(R) Research International
  Legg Mason Partners Variable Aggressive             Portfolio -- Class B
     Growth Portfolio -- Class I                   Oppenheimer Capital Appreciation
  Legg Mason Partners Variable Appreciation           Portfolio -- Class B
     Portfolio -- Class I                          Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Capital and            A
     Income Portfolio -- Class II                METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Capital             BlackRock Aggressive Growth
     Portfolio                                        Portfolio -- Class D
  Legg Mason Partners Variable Dividend            BlackRock Bond Income Portfolio -- Class E
     Strategy Portfolio                            Capital Guardian U.S. Equity
  Legg Mason Partners Variable Fundamental            Portfolio -- Class B
     Value Portfolio -- Class I                    Jennison Growth Portfolio -- Class B
  Legg Mason Partners Variable Global Equity       MFS(R) Total Return Portfolio -- Class F
     Portfolio                                     T. Rowe Price Large Cap Growth
  Legg Mason Partners Variable International          Portfolio -- Class B
     All Cap                                       Western Asset Management U.S. Government
  Opportunity Portfolio                               Portfolio -- Class A
  Legg Mason Partners Variable Investors         PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Portfolio -- Class I                          Pioneer Fund VCT Portfolio
  Legg Mason Partners Variable Large Cap           Pioneer Mid Cap Value VCT Portfolio
     Growth Portfolio -- Class I                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Legg Mason Partners Variable Lifestyle           Equity and Income Portfolio -- Class II
     Allocation 50%                                U.S. Real Estate Securities
  Legg Mason Partners Variable Lifestyle              Portfolio -- Class I
     Allocation 70%                              VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
  Legg Mason Partners Variable Lifestyle           Comstock Portfolio
     Allocation 85%                                Growth and Income Portfolio
  Legg Mason Partners Variable Mid Cap Core
     Portfolio -- Class I
  Legg Mason Partners Variable Small Cap
     Growth Portfolio -- Class I



     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10426, Des Moines, IA 50306-0426, call 888-556-5412 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     8
CONDENSED FINANCIAL INFORMATION.........................................    12
THE ANNUITY CONTRACT....................................................    12
Contract Owner Inquiries................................................    13
Purchase Payments.......................................................    13
Accumulation Units......................................................    14
The Variable Funding Options............................................    14
FIXED ACCOUNT...........................................................    20
CHARGES AND DEDUCTIONS..................................................    20
General.................................................................    20
Withdrawal Charge.......................................................    20
Free Withdrawal Allowance...............................................    21
Administrative Charges..................................................    22
Mortality and Expense Risk Charge.......................................    22
Variable Liquidity Benefit Charge.......................................    22
Variable Funding Option Expenses........................................    22
Premium Tax.............................................................    23
Changes in Taxes Based upon Premium or Value............................    23
TRANSFERS...............................................................    23
Market Timing/Excessive Trading.........................................    23
Dollar Cost Averaging...................................................    25
ACCESS TO YOUR MONEY....................................................    26
Systematic Withdrawals..................................................    26
Loans...................................................................    27
OWNERSHIP PROVISIONS....................................................    27
Types of Ownership......................................................    27
Contract Owner..........................................................    27
Beneficiary.............................................................    27
Annuitant...............................................................    28
DEATH BENEFIT...........................................................    28
Death Proceeds before the Maturity Date.................................    28
Payment of Proceeds.....................................................    29
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    31
Planned Death Benefit...................................................    31
Death Proceeds after the Maturity Date..................................    32
THE ANNUITY PERIOD......................................................    32
Maturity Date...........................................................    32
Allocation of Annuity...................................................    32
Variable Annuity........................................................    32
Fixed Annuity...........................................................    33
PAYMENTS OPTIONS........................................................    33
Election of Options.....................................................    33
Annuity Options.........................................................    33
Variable Liquidity Benefit..............................................    34
MISCELLANEOUS CONTRACT PROVISIONS.......................................    34
Right to Return.........................................................    34
Termination.............................................................    35
Required Reports........................................................    35
Suspension of Payments..................................................    35
THE SEPARATE ACCOUNTS...................................................    35
Performance Information.................................................    36
FEDERAL TAX CONSIDERATIONS..............................................    36
General Taxation of Annuities...........................................    36
Types of Contracts: Qualified and Non-qualified.........................    37
Qualified Annuity Contracts.............................................    37
Taxation of Qualified Annuity Contracts.................................    38
Mandatory Distributions for Qualified Plans.............................    38
Individual Retirement Annuities.........................................    38
Roth IRAs...............................................................    39
TSAs (ERISA and Non-ERISA)..............................................    39
Non-qualified Annuity Contracts.........................................    41
Diversification Requirements for Variable Annuities.....................    42
Ownership of the Investments............................................    43
Taxation of Death Benefit Proceeds......................................    43
Other Tax Considerations................................................    43
Treatment of Charges for Optional Benefits..............................    43
Puerto Rico Tax Considerations..........................................    43
Non-Resident Aliens.....................................................    43
Tax Credits and Deductions..............................................    44
OTHER INFORMATION.......................................................    44
The Insurance Company...................................................    44
Financial Statements....................................................    44
Distribution of Variable Annuity Contracts..............................    44
Conformity with State and Federal Laws..................................    45
Voting Rights...........................................................    45
Restrictions on Financial Transactions..................................    46
Legal Proceedings.......................................................    46
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT PF FOR VARIABLE ANNUITIES.....................................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT SEPARATE
  ACCOUNT PF II FOR VARIABLE ANNUITIES..................................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   E-1
APPENDIX F: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.


CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.


CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: P.O. Box 10426, Des Moines, IA 50306-0426 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.



SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.



SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.


VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.



WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                                PRIMELITE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Separate Account PF for Variable Annuities ("Separate Account PF") and MetLife of CT Separate Account PF II for Variable Annuities ("Separate Account PF II"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Separate Account PF II was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Separate Account PF II. When we refer to the Separate Account, we are referring to Separate Account PF, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account PF II.



THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.



For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer available for sale. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. We also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% after eight full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn, and withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(as a percentage of the Purchase Payments withdrawn)

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
            0                      1                  8%
            1                      2                  7%
            2                      3                  6%
            3                      4                  5%
            4                      5                  4%
            5                      6                  3%
            6                      7                  2%
            7                      8                  1%
           8+                                         0%



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   8%(1)
(as a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate The Annuity Payments)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30


---------
(1) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after eight years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                1 years               8%
         1 years                2 years               7%
         2 years                3 years               6%
         3 years                4 years               5%
         4 years                5 years               4%
         5 years                6 years               3%
         6 years                7 years               2%
         7 years                8 years               1%
        8 + years                                     0%

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge.............................................    1.25%(2)
Administrative Expense Charge...............................................    0.15%
  Total Annual Separate Account Charges.....................................    1.40%



(2)   We are waiving the following amounts of the Mortality and Expense Risk
      Charge: 0.15% or, if greater, an amount, if any, equal to the fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Met/AIM Capital Appreciation Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.16% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio and an amount equal to the Underlying Fund expenses that are in excess of 0.92% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 888-556-5412.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.52%      1.40%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund.......    0.40%       0.25%      0.01%           --          0.66%          --           0.66%
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --           0.80%
  American Funds Global Small
     Capitalization Fund.........    0.70%       0.25%      0.03%           --          0.98%          --           0.98%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --           0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --           0.52%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Equity-Income Portfolio........    0.46%       0.25%      0.09%           --          0.80%          --           0.80%
  Mid Cap Portfolio..............    0.56%       0.25%      0.10%           --          0.91%          --           0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................    0.45%       0.25%      0.02%           --          0.72%          --           0.72%
  Mutual Shares Securities
     Fund(1).....................    0.59%       0.25%      0.13%           --          0.97%          --           0.97%
  Templeton Growth Securities
     Fund........................    0.73%       0.25%      0.03%           --          1.01%          --           1.01%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --           0.82%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --           0.81%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class II++.....    0.69%       0.25%      0.20%         0.01%         1.15%          --           1.15%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......    0.75%       0.25%      0.13%           --          1.13%          --           1.13%
  Legg Mason Partners Variable
     Capital Portfolio...........    0.75%       0.25%      0.11%           --          1.11%          --           1.11%(2)
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio++.................    0.65%         --       0.33%           --          0.98%          --           0.98%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --           0.83%(2)
  Legg Mason Partners Variable
     Global Equity Portfolio.....    0.75%       0.25%      0.19%           --          1.19%          --           1.19%(2)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio++.....    0.85%         --       0.26%           --          1.11%          --           1.11%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --           0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --           0.90%(3)
  Legg Mason Partners Variable
     Lifestyle Allocation
     50%++++.....................      --          --       0.10%         0.68%         0.78%          --           0.78%(4)
  Legg Mason Partners Variable
     Lifestyle Allocation
     70%++++.....................      --          --       0.15%         0.74%         0.89%          --           0.89%(4)
  Legg Mason Partners Variable
     Lifestyle Allocation
     85%++++.....................      --          --       0.23%         0.82%         1.05%          --           1.05%(4)
  Legg Mason Partners Variable
     Mid Cap Core
     Portfolio -- Class I++......    0.75%         --       0.26%           --          1.01%          --           1.01%(2)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.35%           --          1.10%          --           1.10%(2)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --           1.05%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --           1.40%(2)
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.15%           --          0.75%          --           0.75%(2)
  Legg Mason Partners Variable
     Money Market Portfolio++....    0.45%         --       0.08%           --          0.53%          --           0.53%(2)
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E+.......    0.58%       0.15%      0.06%           --          0.79%          --           0.79%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --           0.77%
  Met/AIM Capital Appreciation
     Portfolio -- Class E........    0.76%       0.15%      0.10%           --          1.01%          --           1.01%
  MFS(R) Research International
     Portfolio -- Class B........    0.70%       0.25%      0.09%           --          1.04%          --           1.04%
  Oppenheimer Capital
     Appreciation
     Portfolio -- Class B........    0.58%       0.25%      0.06%           --          0.89%          --           0.89%
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --           0.69%(5)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Third Avenue Small Cap Value
     Portfolio -- Class B++......    0.73%       0.25%      0.03%           --          1.01%          --           1.01%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --           0.86%
  BlackRock Bond Income
     Portfolio -- Class E........    0.38%       0.15%      0.06%           --          0.59%        0.01%          0.58%(6)
  Capital Guardian U.S. Equity
     Portfolio -- Class B........    0.66%       0.25%      0.05%           --          0.96%          --           0.96%
  Jennison Growth
     Portfolio -- Class B........    0.63%       0.25%      0.04%           --          0.92%          --           0.92%
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --           0.78%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........    0.60%       0.25%      0.07%           --          0.92%          --           0.92%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
  Pioneer Fund VCT Portfolio.....    0.65%       0.25%      0.05%           --          0.95%          --           0.95%
  Pioneer Mid Cap Value VCT
     Portfolio...................    0.65%       0.25%      0.06%           --          0.96%          --           0.96%
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
  Equity and Income
     Portfolio -- Class II.......    0.41%       0.35%      0.29%           --          1.05%          --           1.05%
  U.S. Real Estate Securities
     Portfolio -- Class I........    0.74%         --       0.28%           --          1.02%          --           1.02%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.............    0.56%       0.25%      0.03%           --          0.84%          --           0.84%
  Growth and Income Portfolio....    0.56%       0.25%      0.04%           --          0.85%          --           0.85%



---------



* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




++++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended January 31, 2008.




(1) We may market this Underlying Fund under the name "Franklin Templeton Mutual Shares Securities Fund" in written materials outside of this prospectus.


(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.




(4) The Portfolio is a "fund of funds" that invests substantially all of its assets in other Legg Mason-affiliated portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.


(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.



EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE

                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                   ANNUITIZED AT THE END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........     $971       $1,401      $1,855      $3,188       $291        $891       $1,515      $3,188
Underlying Fund with
Minimum Total Annual
Operating Expenses.........     $883       $1,137      $1,416      $2,318       $203        $627       $1,076      $2,318



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------



PrimElite Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES




Any questions you have about your Contract should be directed to our Home Office at 888-556-5412.


PURCHASE PAYMENTS




Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict allocations of Purchase Payments to the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.

QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")



ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 888-556-5412 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Bond Fund           Seeks to maximize current income   Capital Research and Management
                                   and preserve capital by investing  Company
                                   primarily in fixed-income
                                   securities.
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Global Small        Seeks capital appreciation         Capital Research and Management
  Capitalization Fund              through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Equity-Income Portfolio            Seeks income and capital           Fidelity Management & Research
                                   appreciation potential primarily   Company
                                   from income-producing equity
                                   securities.
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund    Seeks to maximize income while     Franklin Advisers, Inc.
                                   maintaining prospects for capital
                                   appreciation.
Mutual Shares Securities Fund*     Seeks capital appreciation, with   Franklin Mutual Advisers, LLC
                                   income as a secondary goal.
Templeton Growth Securities Fund   Seeks long-term capital growth.    Templeton Global Advisors Limited
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  II++                                                                Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class II            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks capital appreciation         Legg Mason Partners Fund Advisor,
  Capital Portfolio                through investment in securities   LLC
                                   which the portfolio managers       Subadviser: ClearBridge Advisors,
                                   believe have above-average         LLC
                                   capital appreciation potential.
Legg Mason Partners Variable       Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio      principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth;    Legg Mason Partners Fund Advisor,
  Global Equity Portfolio          dividend income, if any, is        LLC
                                   incidental to this goal.           Subadviser: Batterymarch
                                                                      Financial Management, Inc.
Legg Mason Partners Variable       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  International All Cap            growth of capital and income.      LLC
  Opportunity Portfolio                                               Subadviser: Global Currents
                                                                      Investment Management, LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks a balance of growth of       Legg Mason Partners Fund Advisor,
  Lifestyle Allocation 50%         captial and income.                LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Lifestyle Allocation 70%         capital.                           LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Lifestyle Allocation 85%                                            LLC
                                                                      Subadviser: Legg Mason Global
                                                                      Asset Allocation, LLC
Legg Mason Partners Variable Mid   Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Cap Core Portfolio -- Class I    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
Legg Mason Partners Variable High  Seeks high current income.         Legg Mason Partners Fund Advisor,
  Income Portfolio                 Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks to maximize current income   Legg Mason Partners Fund Advisor,
  Money Market Portfolio           consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E+                                               Subadviser: BlackRock Advisors,
                                                                      LLC
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Capital Appreciation   Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B++           appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class E             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B             capital.                           Subadviser: Jennison Associates
                                                                      LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B             and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
Pioneer Fund VCT Portfolio         Seeks reasonable income and        Pioneer Investment Management,
                                   capital growth.                    Inc.
Pioneer Mid Cap Value VCT          Seeks capital appreciation by      Pioneer Investment Management,
  Portfolio                        investing in a diversified         Inc.
                                   portfolio of securities
                                   consisting primarily of common
                                   stocks.
THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC.
Equity and Income                  Seeks both capital appreciation    Morgan Stanley Investment
  Portfolio -- Class II            and current income.                Management Inc.
U.S. Real Estate Securities        Seeks to provide above average     Morgan Stanley Investment
  Portfolio -- Class I             current income and long-term       Management Inc.
                                   capital appreciation by investing
                                   primarily in equity securities of
                                   companies in the U.S. real estate
                                   industry, including real estate
                                   investment trusts.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Comstock Portfolio                 Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
Growth and Income Portfolio        Seeks long-term growth of capital  Van Kampen Asset Management and income.



---------

* We may market this Underlying Fund under the name "Franklin Templeton Mutual Shares Securities Fund" in written materials outside of this prospectus.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------




We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE




We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
            0                      1                  8%
            1                      2                  7%
            2                      3                  6%
            3                      4                  5%
            4                      5                  4%
            5                      6                  3%
            6                      7                  2%
            7                      8                  1%
           8+                                         0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:




     (a)  any Purchase Payment to which no withdrawal charge applies, then





     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then





     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then





     (d)  any Contract earnings


Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:


     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)



     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years



     -    under the Nursing Home Confinement provision (as described in Appendix
          E)



     - due to a minimum distribution under our minimum distribution rules then in effect




Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge.


FREE WITHDRAWAL ALLOWANCE



Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year. For the first Contract Year, the available amount is 15% of the initial Purchase Payment, If the initial Purchase Payment is the result of multiple transfers and/or exchanges, we will apply the 15% to the aggregate Purchase Payments received from outside carriers provided that:


     1. the transfer paperwork attributable to each such payment is submitted to our office with the original application, and

     2. such payments are received by our office within 120 days after the application is received.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

ADMINISTRATIVE CHARGES



There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE




Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equal to 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                 1 year               8%
         1 years                2 years               7%
         2 years                3 years               6%
         3 years                4 years               5%
         4 years                5 years               4%
         5 years                8 years               3%
         6 years                7 years               2%
         7 years                8 years               1%
        8 + years                                     0%



Please refer to "Payment Options" for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES



We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, Templeton Growth Securities Fund, Legg Mason Partners Variable Global Equity Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying

Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.


In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Special DCA Program on a level basis to the selected funding options in 12 months.


The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------




Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender, loan or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


LOANS


Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------




TYPES OF OWNERSHIP


CONTRACT OWNER



The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

We will pay the beneficiary an amount as described below, which amount will be reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE




      AGE ON CONTRACT DATE                            DEATH BENEFIT
-------------------------------------------------------------------------------------
If the Annuitant was younger
than age 76 on the Contract
Date, the death benefit will be
the greatest of:                    -  the Contract Value on the Death Report Date
                                    -  the total Purchase Payments made under the
                                       Contract (less any withdrawals); or
                                    -  the step-up value, if any, as described below.
-------------------------------------------------------------------------------------
If the Annuitant was age 76 or
over on the Contract Date, the
death benefit will be:              -  the Contract Value on the Death Report Date.
-------------------------------------------------------------------------------------


STEP-UP VALUE

WHERE THE ANNUITANT WAS YOUNGER THAN AGE 67 ON THE CONTRACT DATE. A step-up value will be established on the eighth Contract Date anniversary which occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the step-up value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals.

WHERE THE ANNUITANT WAS AGE 67 THROUGH 75 ON THE CONTRACT DATE. A step-up value will be established on the eighth Contract Date anniversary which occurs on or prior to the Death Report Date. The step-up value will equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. The only changes made to the step-up value on or after the eighth Contract Date anniversary will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

           50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

IF THE ANNUITANT IS AGE 76 OR OLDER ON THE CONTRACT DATE

We will pay to the beneficiary a death benefit in an amount equal to the Contract Value as of the Death Report Date, reduced by any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   Unless, the beneficiary        Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          elects to continue the
OWNER)                        Owner's estate.                Contract rather than receive
                                                             a lump sum distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   Unless, the beneficiary        Yes
(WITH NO JOINT OWNER)         none, to the Contract          elects to continue the
                              Owner's estate.                Contract rather than receive
                                                             a lump sum distribution.

--------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE   The surviving joint owner.     The surviving joint owner      Yes
ANNUITANT)                                                   elects to continue the
                                                             Contract rather than receive
                                                             the distribution.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE ANNUITANT)
The beneficiary (ies), or if  The beneficiary/surviving      Yes
  none, to the surviving      joint owner elects to
  joint owner.                continue the Contract rather
                              than receive a lump sum
                              distribution.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   Unless, the beneficiary        Yes
CONTRACT OWNER)               none, to the Contract Owner.   elects to continue the
                                                             Contract rather than receive
                                                             a lump sum distribution.
                                                             But if there is a Contingent
                                                             Annuitant, then the
                                                             Contingent Annuitant becomes
                                                             the Annuitant and the
                                                             Contract continues in effect
                                                             (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies) (e.g.                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      the trust) or if none, to                                     Annuitant is
                              the owner.                                                    treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         N/A
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------

QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                             MANDATORY PAYOUT
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                         RULES APPLY (SEE
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            *ABOVE)
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



---------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun, the 5-year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT



You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE




If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 75(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY



You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY



You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------




ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS



Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT




This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."


At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION




We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS



As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Separate Account PF and Separate Account PF II. When we refer to the Separate Account, we are referring to Separate Account PF, except where the Contract was originally issued by MLACC, in which case, we are referring to Separate Account PF II. (See "The Insurance Company" .) Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Separate Account PF and Separate Account PF II with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED




QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB , if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS


Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).




Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).


WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:


     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);


     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or


     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS




The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------



PrimElite is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Separate Account PF II, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Separate Account PF II and its assets. Pursuant to the merger, therefore, Separate Account PF II became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.


FINANCIAL STATEMENTS



The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the

Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS



The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




          FOR METLIFE OF CT SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information. The following table provides the AUV information for the MAXIUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                   PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (7/02).........................................  2007      1.360          1.450                 --
                                                       2006      1.300          1.360             22,293
                                                       2005      1.214          1.300              9,596
                                                       2004      1.158          1.214                 --
                                                       2003      1.000          1.158                 --

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06).............................................  2007      1.080          1.156                 --
                                                       2006      1.000          1.080              8,838

  AIM V.I. Premier Equity Subaccount (Series II)
  (10/02)............................................  2006      1.212          1.273                 --
                                                       2005      1.166          1.212                 --
                                                       2004      1.121          1.166                 --
                                                       2003      1.000          1.121                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (3/02)...................................  2006      1.339          1.312             18,868
                                                       2005      1.182          1.339              8,402
                                                       2004      1.106          1.182                 --
                                                       2003      1.000          1.106                 --

Fidelity(R) Variable Insurance Products
  VIP Equity -- Income Subaccount (Service Class 2)
  (2/02).............................................  2007      1.575          1.572            454,881
                                                       2006      1.331          1.575            425,345
                                                       2005      1.279          1.331            111,940
                                                       2004      1.166          1.279                 --
                                                       2003      1.000          1.166                 --

  VIP Growth Subaccount (Service Class 2) (7/02).....  2007      1.278          1.278                 --
                                                       2006      1.226          1.278                 --
                                                       2005      1.179          1.226              8,886
                                                       2004      1.159          1.179                 --
                                                       2003      1.000          1.159                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (4/02)....  2007      2.002          2.277            678,514
                                                       2006      1.806          2.002            544,823
                                                       2005      1.552          1.806            277,086
                                                       2004      1.262          1.552                 --
                                                       2003      1.000          1.262                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.377          1.607            739,477
                                                       2005      1.263          1.377            424,188
                                                       2004      1.137          1.263                 --
                                                       2003      1.000          1.137                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.459          1.753            544,162
                                                       2005      1.359          1.459            216,289
                                                       2004      1.188          1.359                 --
                                                       2003      1.000          1.188                 --

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/00)..........  2007      0.975          1.020                 --
                                                       2006      0.879          0.975          6,933,196
                                                       2005      0.858          0.879          7,440,114
                                                       2004      0.804          0.858          8,079,669
                                                       2003      0.626          0.804          8,800,033
                                                       2002      0.816          0.626          8,489,381
                                                       2001      0.927          0.816          6,211,271
                                                       2000      1.000          0.927          3,031,797

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/00).............................................  2007      0.954          1.016                 --
                                                       2006      0.902          0.954          2,934,154
                                                       2005      0.860          0.902          3,516,116
                                                       2004      0.848          0.860          4,067,216
                                                       2003      0.640          0.848          4,477,624
                                                       2002      0.887          0.640          4,977,057
                                                       2001      1.048          0.887          5,405,644
                                                       2000      1.000          1.048          3,237,291

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.090          1.091         31,862,784
                                                       2006      1.016          1.090         33,290,357
                                                       2005      0.923          1.016         36,683,550
                                                       2004      0.851          0.923         41,158,541
                                                       2003      0.642          0.851         43,751,011
                                                       2002      0.966          0.642         45,161,290
                                                       2001      1.021          0.966         37,422,234
                                                       2000      1.000          1.021         18,739,294

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (7/98)....  2007      1.336          1.428         36,180,519
                                                       2006      1.180          1.336         37,387,125
                                                       2005      1.147          1.180         42,909,317
                                                       2004      1.070          1.147         49,175,451
                                                       2003      0.871          1.070         52,476,563
                                                       2002      1.071          0.871         57,410,955
                                                       2001      1.131          1.071         60,882,283
                                                       2000      1.151          1.131         55,820,187
                                                       1999      1.032          1.151         39,976,851
                                                       1998      1.000          1.032          6,001,504

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.174          1.172              8,277

  LMPVET Capital and Income Subaccount (Class II)
  (2/04).............................................  2007      1.121          1.165            164,768
                                                       2006      1.029          1.121            106,632
                                                       2005      1.001          1.029             57,845
                                                       2004      1.000          1.001                 --

  LMPVET Capital Subaccount (2/04)...................  2007      1.168          1.173             42,630
                                                       2006      1.043          1.168             46,691
                                                       2005      1.005          1.043             21,705
                                                       2004      1.000          1.005                 --

  LMPVET Dividend Strategy Subaccount (5/00).........  2007      0.779          0.818          8,814,669
                                                       2006      0.670          0.779          9,809,136
                                                       2005      0.681          0.670         11,761,892
                                                       2004      0.668          0.681         14,589,950
                                                       2003      0.549          0.668         15,885,034
                                                       2002      0.752          0.549         16,957,616
                                                       2001      0.892          0.752         17,766,971
                                                       2000      1.000          0.892         11,573,385

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.240          1.239         15,511,437
                                                       2006      1.077          1.240         16,996,111
                                                       2005      1.042          1.077         18,546,743
                                                       2004      0.977          1.042         19,637,645
                                                       2003      0.714          0.977         19,198,063
                                                       2002      0.921          0.714         19,033,307
                                                       2001      1.000          0.921          8,573,648

  LMPVET Global Equity Subaccount (2/04).............  2007      1.230          1.273             81,104
                                                       2006      1.083          1.230             32,300
                                                       2005      1.031          1.083              8,089
                                                       2004      1.000          1.031                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET International All Cap Opportunity Subaccount
  (7/98).............................................  2007      1.098          1.151          7,260,582
                                                       2006      0.885          1.098          8,607,678
                                                       2005      0.803          0.885          9,897,279
                                                       2004      0.691          0.803         11,533,997
                                                       2003      0.550          0.691         12,484,389
                                                       2002      0.750          0.550         13,686,502
                                                       2001      1.105          0.750         15,011,452
                                                       2000      1.471          1.105         13,921,387
                                                       1999      0.889          1.471          5,354,378
                                                       1998      1.000          0.889          1,252,105

  LMPVET Investors Subaccount (Class I) (4/07).......  2007      1.250          1.228         13,010,558

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.032          1.072            987,702
                                                       2006      1.000          1.032          1,213,233
                                                       2005      0.964          1.000          1,208,163
                                                       2004      0.974          0.964          1,454,093
                                                       2003      0.670          0.974          1,296,641
                                                       2002      0.903          0.670            690,901
                                                       2001      1.000          0.903            374,309

  LMPVET Lifestyle Allocation 50% Subaccount (7/98)..  2007      1.348          1.372         13,915,109
                                                       2006      1.264          1.348         15,026,353
                                                       2005      1.250          1.264         16,830,704
                                                       2004      1.178          1.250         19,083,860
                                                       2003      0.993          1.178         20,121,366
                                                       2002      1.077          0.993         22,795,695
                                                       2001      1.107          1.077         25,401,469
                                                       2000      1.071          1.107         16,329,880
                                                       1999      1.010          1.071         11,802,965
                                                       1998      1.000          1.010          3,276,785

  LMPVET Lifestyle Allocation 70% Subaccount (7/98)..  2007      1.209          1.238         10,204,111
                                                       2006      1.126          1.209         11,684,216
                                                       2005      1.091          1.126         13,465,209
                                                       2004      1.018          1.091         15,052,628
                                                       2003      0.795          1.018         16,122,154
                                                       2002      0.983          0.795         17,913,231
                                                       2001      1.106          0.983         20,695,886
                                                       2000      1.178          1.106         21,993,066
                                                       1999      1.028          1.178         16,449,483
                                                       1998      1.000          1.028          4,128,790

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Lifestyle Allocation 85% Subaccount (7/98)..  2007      1.250          1.274          5,344,890
                                                       2006      1.158          1.250          6,264,866
                                                       2005      1.107          1.158          7,273,422
                                                       2004      1.015          1.107          8,041,613
                                                       2003      0.752          1.015          8,498,963
                                                       2002      1.000          0.752          9,696,141
                                                       2001      1.153          1.000         11,235,146
                                                       2000      1.260          1.153         12,351,705
                                                       1999      1.007          1.260          6,958,968
                                                       1998      1.000          1.007          2,419,349

  LMPVET Mid Cap Core Subaccount (Class I) (5/01)....  2007      1.260          1.331          2,281,309
                                                       2006      1.113          1.260          2,382,398
                                                       2005      1.042          1.113          2,528,868
                                                       2004      0.957          1.042          2,670,966
                                                       2003      0.748          0.957          2,678,132
                                                       2002      0.938          0.748          2,595,265
                                                       2001      1.000          0.938          1,540,502

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (2/04)............................  2007      1.133          1.156                 --
                                                       2006      1.023          1.133                958
                                                       2005      1.002          1.023              1,254
                                                       2004      1.000          1.002                 --

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.349          1.391          1,336,341

  LMPVET Social Awareness Subaccount (5/00)..........  2007      0.882          0.964          1,879,179
                                                       2006      0.830          0.882          2,402,148
                                                       2005      0.807          0.830          2,793,823
                                                       2004      0.770          0.807          3,261,282
                                                       2003      0.606          0.770          3,473,439
                                                       2002      0.818          0.606          4,034,308
                                                       2001      0.984          0.818          3,997,356
                                                       2000      1.000          0.984          1,618,990

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (2/04)....  2007      1.033          1.032             10,318
                                                       2006      1.006          1.033              5,575
                                                       2005      0.996          1.006              3,143
                                                       2004      1.000          0.996                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Government Subaccount (Class I) (5/00)......  2007      1.274          1.288          2,821,815
                                                       2006      1.241          1.274          3,379,060
                                                       2005      1.239          1.241          3,846,587
                                                       2004      1.220          1.239          4,629,962
                                                       2003      1.228          1.220          6,308,716
                                                       2002      1.154          1.228          6,340,663
                                                       2001      1.105          1.154            948,144
                                                       2000      1.000          1.105            305,703

  LMPVIT High Income Subaccount (7/98)...............  2007      1.207          1.193          6,576,738
                                                       2006      1.103          1.207          7,365,181
                                                       2005      1.090          1.103          8,580,568
                                                       2004      1.000          1.090          9,971,312
                                                       2003      0.796          1.000         10,984,181
                                                       2002      0.834          0.796         10,645,027
                                                       2001      0.879          0.834          9,315,239
                                                       2000      0.969          0.879          6,930,395
                                                       1999      0.958          0.969          5,067,973
                                                       1998      1.000          0.958          1,085,592

  LMPVIT Money Market Subaccount (7/98)..............  2007      1.158          1.198          7,671,180
                                                       2006      1.123          1.158          6,390,383
                                                       2005      1.107          1.123          7,059,704
                                                       2004      1.113          1.107          8,207,519
                                                       2003      1.121          1.113         12,766,308
                                                       2002      1.123          1.121         20,774,655
                                                       2001      1.098          1.123         20,145,080
                                                       2000      1.050          1.098          8,885,259
                                                       1999      1.016          1.050          8,243,538
                                                       1998      1.000          1.016          1,796,861

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.285          1.372                 --
                                                       2006      1.154          1.285          1,569,894
                                                       2005      1.116          1.154          1,756,908
                                                       2004      0.979          1.116          1,927,990
                                                       2003      0.699          0.979          1,960,145
                                                       2002      0.954          0.699          2,035,918
                                                       2001      1.000          0.954          2,228,011

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (7/98).........  2007      1.198          1.260                 --
                                                       2006      1.027          1.198         15,272,286
                                                       2005      0.978          1.027         17,761,467
                                                       2004      0.896          0.978         19,947,439
                                                       2003      0.712          0.896         21,845,549
                                                       2002      0.969          0.712         23,997,566
                                                       2001      1.070          0.969         27,245,126
                                                       2000      0.959          1.070         22,747,428
                                                       1999      0.972          0.959         17,862,435
                                                       1998      1.000          0.972          3,867,915

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.154                 --
                                                       2006      1.037          1.100          8,083,855

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.144          1.154          6,733,389

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.258          1.325            196,690
                                                       2006      1.199          1.258             51,135

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.077          1.102             83,128
                                                       2006      1.001          1.077             84,007

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.432          1.497             32,584

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.028          2.132            369,935

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.009          1.137            280,643
                                                       2006      0.994          1.009            180,192

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.150          1.210          1,319,226
                                                       2006      1.109          1.150            977,322

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2007      2.052          1.876            320,309

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.069          1.269          8,313,581
                                                       2006      1.094          1.069         10,156,716

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.042          1.090            121,168
                                                       2006      1.002          1.042             78,777

  MSF Capital Guardian U.S. Equity Subaccount (Class
  B) (4/07) *........................................  2007      1.144          1.083             23,521

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.538          1.580         11,578,808
                                                       2006      1.437          1.538         13,637,758

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06) *.................................  2007      1.070          1.152             72,890
                                                       2006      0.998          1.070             56,398

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.011          1.041            306,181
                                                       2006      0.975          1.011            253,771

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (4/02)............................  2006      1.255          1.312                 --
                                                       2005      1.213          1.255             86,193
                                                       2004      1.154          1.213                 --
                                                       2003      1.000          1.154                 --

  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (7/02).....................................  2006      1.278          1.351                 --
                                                       2005      1.226          1.278             29,202
                                                       2004      1.139          1.226                 --
                                                       2003      1.000          1.139                 --

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (7/02)......  2007      1.487          1.537             81,911
                                                       2006      1.296          1.487             48,221
                                                       2005      1.241          1.296             10,376
                                                       2004      1.134          1.241                 --
                                                       2003      1.000          1.134                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (4/02).............................................  2007      1.709          1.775            527,763
                                                       2006      1.544          1.709            404,028
                                                       2005      1.454          1.544            385,833
                                                       2004      1.211          1.454                 --
                                                       2003      1.000          1.211                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (8/02).........................................  2007      1.882          2.038                 --
                                                       2006      1.494          1.882            159,030
                                                       2005      1.350          1.494             29,609
                                                       2004      1.178          1.350                 --
                                                       2003      1.000          1.178                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/02).............................................  2007      1.949          2.082                 --
                                                       2006      1.685          1.949            249,199
                                                       2005      1.596          1.685            133,637
                                                       2004      1.282          1.596                 --
                                                       2003      1.000          1.282                 --

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (3/02).............................................  2006      1.124          1.199                 --
                                                       2005      1.136          1.124              9,327
                                                       2004      1.084          1.136                 --
                                                       2003      1.000          1.084                 --

  Travelers Managed Income Subaccount (3/02).........  2006      1.011          1.002                 --
                                                       2005      1.012          1.011             66,654
                                                       2004      0.997          1.012                 --
                                                       2003      1.000          0.997                 --

  Travelers Mercury Large Cap Core Subaccount
  (7/98).............................................  2006      0.976          1.037                 --
                                                       2005      0.883          0.976          9,461,956
                                                       2004      0.773          0.883         11,168,583
                                                       2003      0.647          0.773         12,564,181
                                                       2002      0.876          0.647         14,381,784
                                                       2001      1.146          0.876         17,155,896
                                                       2000      1.231          1.146         17,616,134
                                                       1999      1.009          1.231         10,815,585
                                                       1998      1.000          1.009          3,296,438

  Travelers MFS(R) Mid Cap Growth Subaccount (7/98)..  2006      1.033          1.094                 --
                                                       2005      1.016          1.033         12,120,603
                                                       2004      0.903          1.016         14,394,078
                                                       2003      0.668          0.903         15,909,300
                                                       2002      1.325          0.668         17,818,957
                                                       2001      1.760          1.325         20,566,363
                                                       2000      1.632          1.760         19,101,495
                                                       1999      1.008          1.632          6,463,249
                                                       1998      1.000          1.008          1,229,892

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (7/98)....  2006      1.391          1.437                 --
                                                       2005      1.370          1.391         15,963,877
                                                       2004      1.246          1.370         17,855,967
                                                       2003      1.085          1.246         18,818,831
                                                       2002      1.161          1.085         19,296,064
                                                       2001      1.177          1.161         17,379,044
                                                       2000      1.024          1.177         13,308,965
                                                       1999      1.011          1.024          8,380,698
                                                       1998      1.000          1.011          1,863,613

  Travelers Pioneer Strategic Income Subaccount
  (2/04).............................................  2006      1.097          1.109                 --
                                                       2005      1.073          1.097            566,601
                                                       2004      1.000          1.073                 --

  Travelers U.S. Government Securities Subaccount
  (5/05).............................................  2006      1.011          0.975                 --
                                                       2005      1.005          1.011            136,722

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03).............................................  2006      1.352          1.501          1,879,104
                                                       2005      1.277          1.352            910,024
                                                       2004      1.161          1.277                 --
                                                       2003      1.000          1.161                 --

  UIF U.S. Real Estate Securities Subaccount (Class
  I) (5/05)..........................................  2006      1.175          1.600            946,707
                                                       2005      1.019          1.175            284,200

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (9/00).............................................  2007      1.558          1.500          7,543,379
                                                       2006      1.361          1.558          8,596,452
                                                       2005      1.326          1.361          9,587,760
                                                       2004      1.145          1.326         10,461,288
                                                       2003      0.888          1.145         10,849,473
                                                       2002      1.118          0.888         11,633,169
                                                       2001      1.166          1.118          8,684,522
                                                       2000      1.000          1.166          1,128,683

  Van Kampen LIT Growth and Income Subaccount (Class
  II) (9/00).........................................  2007      1.428          1.444          6,875,533
                                                       2006      1.249          1.428          7,593,962
                                                       2005      1.154          1.249          8,600,559
                                                       2004      1.026          1.154          9,275,307
                                                       2003      0.815          1.026         10,180,058
                                                       2002      0.969          0.815         10,499,669
                                                       2001      1.046          0.969          7,756,387
                                                       2000      1.000          1.046            888,512

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (9/00).........................................  2007      0.490          0.563         11,548,732
                                                       2006      0.484          0.490         14,589,424
                                                       2005      0.456          0.484         17,905,894
                                                       2004      0.433          0.456         20,855,644
                                                       2003      0.346          0.433         23,695,018
                                                       2002      0.521          0.346         24,628,432
                                                       2001      0.773          0.521         22,937,404
                                                       2000      1.000          0.773          9,176,940






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




         FOR METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information. The following table provides the AUV information for the MAXIUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                   PRIMELITE -- SEPARATE ACCOUNT CHARGES 1.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation Subaccount (Series
  II) (1/02).........................................  2007      1.360          1.450                 --
                                                       2006      1.300          1.360            105,894
                                                       2005      1.214          1.300             42,134
                                                       2004      1.158          1.214                 --
                                                       2003      1.000          1.158                 --

  AIM V.I. Core Equity Subaccount (Series II)
  (4/06).............................................  2007      1.080          1.156                 --
                                                       2006      1.000          1.080            135,587

  AIM V.I. Premier Equity Subaccount (Series II)
  (1/02).............................................  2006      1.212          1.273                 --
                                                       2005      1.166          1.212                 --
                                                       2004      1.121          1.166                 --
                                                       2003      1.000          1.121                 --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (1/02)...................................  2006      1.339          1.312            443,324
                                                       2005      1.182          1.339            301,081
                                                       2004      1.106          1.182                 --
                                                       2003      1.000          1.106                 --

Fidelity(R) Variable Insurance Products
  VIP Equity -- Income Subaccount (Service Class 2)
  (1/02).............................................  2007      1.575          1.572          1,569,900
                                                       2006      1.331          1.575          1,295,238
                                                       2005      1.279          1.331            346,387
                                                       2004      1.166          1.279                 --
                                                       2003      1.000          1.166                 --

  VIP Growth Subaccount (Service Class 2) (1/02).....  2007      1.278          1.278                 --
                                                       2006      1.226          1.278                 --
                                                       2005      1.179          1.226            108,928
                                                       2004      1.159          1.179                 --
                                                       2003      1.000          1.159                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (1/02)....  2007      2.002          2.277          4,392,927
                                                       2006      1.806          2.002          3,522,628
                                                       2005      1.552          1.806          1,550,446
                                                       2004      1.262          1.552                 --
                                                       2003      1.000          1.262                 --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (1/02)..........................................  2006      1.377          1.607          4,283,628
                                                       2005      1.263          1.377          1,910,007
                                                       2004      1.137          1.263                 --
                                                       2003      1.000          1.137                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (1/02)...................................  2006      1.459          1.753          3,195,693
                                                       2005      1.359          1.459          1,156,491
                                                       2004      1.188          1.359                 --
                                                       2003      1.000          1.188                 --

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/00)..........  2007      0.975          1.020                 --
                                                       2006      0.879          0.975         23,380,764
                                                       2005      0.858          0.879         27,716,551
                                                       2004      0.804          0.858         32,866,360
                                                       2003      0.626          0.804         35,711,271
                                                       2002      0.816          0.626         37,873,166
                                                       2001      0.927          0.816         37,624,621

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/00).............................................  2007      0.954          1.016                 12
                                                       2006      0.902          0.954         16,381,349
                                                       2005      0.860          0.902         20,029,768
                                                       2004      0.848          0.860         23,646,535
                                                       2003      0.640          0.848         25,922,880
                                                       2002      0.887          0.640         29,168,924
                                                       2001      1.048          0.887         33,868,061

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/00).............................................  2007      1.090          1.091        138,462,904
                                                       2006      1.016          1.090        150,598,511
                                                       2005      0.923          1.016        171,412,637
                                                       2004      0.851          0.923        194,880,690
                                                       2003      0.642          0.851        208,166,094
                                                       2002      0.966          0.642        220,631,371
                                                       2001      1.021          0.966        210,647,462
                                                       2000      1.000          1.021         98,624,592

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (7/98)....  2007      1.336          1.428        167,661,460
                                                       2006      1.180          1.336        185,023,139
                                                       2005      1.147          1.180        216,994,128
                                                       2004      1.070          1.147        251,017,242
                                                       2003      0.871          1.070        277,199,236
                                                       2002      1.071          0.871        305,862,953
                                                       2001      1.131          1.071        336,418,349
                                                       2000      1.151          1.131        312,397,588
                                                       1999      1.032          1.151        235,392,378
                                                       1998      1.000          1.032         36,108,910

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.174          1.172            299,023

  LMPVET Capital and Income Subaccount (Class II)
  (3/04).............................................  2007      1.121          1.165            919,083
                                                       2006      1.029          1.121            327,626
                                                       2005      1.001          1.029            227,027
                                                       2004      0.963          1.001                 --

  LMPVET Capital Subaccount (3/04)...................  2007      1.168          1.173            428,214
                                                       2006      1.043          1.168            390,566
                                                       2005      1.005          1.043             65,165
                                                       2004      0.997          1.005                 --

  LMPVET Dividend Strategy Subaccount (5/00).........  2007      0.779          0.818         32,263,330
                                                       2006      0.670          0.779         38,190,551
                                                       2005      0.681          0.670         47,981,610
                                                       2004      0.668          0.681         57,711,324
                                                       2003      0.549          0.668         66,159,697
                                                       2002      0.752          0.549         72,423,198
                                                       2001      0.892          0.752         77,234,297

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.240          1.239         68,361,476
                                                       2006      1.077          1.240         79,635,818
                                                       2005      1.042          1.077         88,190,916
                                                       2004      0.977          1.042         97,313,155
                                                       2003      0.714          0.977         98,553,016
                                                       2002      0.921          0.714         96,655,554
                                                       2001      1.000          0.921         64,153,523

  LMPVET Global Equity Subaccount (2/04).............  2007      1.230          1.273            268,673
                                                       2006      1.083          1.230            162,526
                                                       2005      1.031          1.083             54,212
                                                       2004      0.987          1.031                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET International All Cap Opportunity Subaccount
  (7/98).............................................  2007      1.098          1.151         32,086,783
                                                       2006      0.885          1.098         37,736,997
                                                       2005      0.803          0.885         43,594,349
                                                       2004      0.691          0.803         49,994,349
                                                       2003      0.550          0.691         55,655,742
                                                       2002      0.750          0.550         62,301,931
                                                       2001      1.105          0.750         71,952,232
                                                       2000      1.471          1.105         68,195,410
                                                       1999      0.889          1.471         28,191,109
                                                       1998      1.000          0.889          8,642,970

  LMPVET Investors Subaccount (Class I) (4/07).......  2007      1.250          1.228         51,808,181

  LMPVET Large Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.032          1.072          5,551,655
                                                       2006      1.000          1.032          7,310,096
                                                       2005      0.964          1.000          9,519,022
                                                       2004      0.974          0.964         11,214,799
                                                       2003      0.670          0.974         10,982,363
                                                       2002      0.903          0.670          5,747,327
                                                       2001      1.000          0.903          3,651,010

  LMPVET Lifestyle Allocation 50% Subaccount (7/98)..  2007      1.348          1.372         71,769,028
                                                       2006      1.264          1.348         84,945,094
                                                       2005      1.250          1.264        101,785,314
                                                       2004      1.178          1.250        118,525,800
                                                       2003      0.993          1.178        130,488,700
                                                       2002      1.077          0.993        149,437,297
                                                       2001      1.107          1.077        172,335,872
                                                       2000      1.071          1.107        116,649,147
                                                       1999      1.010          1.071         92,958,272
                                                       1998      1.000          1.010         37,964,992

  LMPVET Lifestyle Allocation 70% Subaccount (6/98)..  2007      1.209          1.238         52,875,457
                                                       2006      1.126          1.209         65,039,174
                                                       2005      1.091          1.126         77,070,284
                                                       2004      1.018          1.091         89,792,151
                                                       2003      0.795          1.018        100,968,266
                                                       2002      0.983          0.795        114,187,022
                                                       2001      1.106          0.983        135,503,046
                                                       2000      1.178          1.106        148,142,153
                                                       1999      1.028          1.178        106,081,505
                                                       1998      1.000          1.028         30,475,847

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Lifestyle Allocation 85% Subaccount (7/98)..  2007      1.250          1.274         36,062,859
                                                       2006      1.158          1.250         42,836,641
                                                       2005      1.107          1.158         52,438,459
                                                       2004      1.015          1.107         61,291,374
                                                       2003      0.752          1.015         69,124,649
                                                       2002      1.000          0.752         78,227,750
                                                       2001      1.153          1.000         91,359,358
                                                       2000      1.260          1.153         98,281,080
                                                       1999      1.007          1.260         63,571,711
                                                       1998      1.000          1.007         18,718,704

  LMPVET Mid Cap Core Subaccount (Class I) (5/01)....  2007      1.260          1.331          8,965,956
                                                       2006      1.113          1.260         10,601,569
                                                       2005      1.042          1.113         12,082,795
                                                       2004      0.957          1.042         13,389,846
                                                       2003      0.748          0.957         13,425,597
                                                       2002      0.938          0.748         13,231,648
                                                       2001      1.000          0.938          8,351,207

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (4/04)............................  2007      1.133          1.156                 --
                                                       2006      1.023          1.133            269,535
                                                       2005      1.002          1.023            146,519
                                                       2004      0.982          1.002                 --

  LMPVET Small Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.349          1.391          6,418,867

  LMPVET Social Awareness Subaccount (5/00)..........  2007      0.882          0.964         11,809,344
                                                       2006      0.830          0.882         13,063,778
                                                       2005      0.807          0.830         15,540,209
                                                       2004      0.770          0.807         18,602,786
                                                       2003      0.606          0.770         20,214,940
                                                       2002      0.818          0.606         21,776,370
                                                       2001      0.984          0.818         22,300,728
                                                       2000      1.000          0.984          8,016,692

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (2/04)....  2007      1.033          1.032            216,160
                                                       2006      1.006          1.033            207,359
                                                       2005      0.996          1.006             68,788
                                                       2004      1.000          0.996                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Government Subaccount (Class I) (5/00)......  2007      1.274          1.288         10,369,444
                                                       2006      1.241          1.274         13,286,877
                                                       2005      1.239          1.241         16,345,814
                                                       2004      1.220          1.239         19,812,094
                                                       2003      1.228          1.220         27,260,170
                                                       2002      1.154          1.228         38,471,098
                                                       2001      1.105          1.154          8,557,026

  LMPVIT High Income Subaccount (7/98)...............  2007      1.207          1.193         26,473,056
                                                       2006      1.103          1.207         30,904,372
                                                       2005      1.090          1.103         35,373,239
                                                       2004      1.000          1.090         39,253,013
                                                       2003      0.796          1.000         43,484,697
                                                       2002      0.834          0.796         44,665,354
                                                       2001      0.879          0.834         44,411,527
                                                       2000      0.969          0.879         31,714,593
                                                       1999      0.958          0.969         25,856,446
                                                       1998      1.000          0.958          7,250,612

  LMPVIT Money Market Subaccount (7/98)..............  2007      1.158          1.198         25,188,733
                                                       2006      1.123          1.158         26,378,831
                                                       2005      1.107          1.123         31,928,380
                                                       2004      1.113          1.107         39,251,940
                                                       2003      1.121          1.113         53,438,881
                                                       2002      1.123          1.121         80,376,314
                                                       2001      1.098          1.123         93,223,071
                                                       2000      1.050          1.098         43,727,837
                                                       1999      1.016          1.050         56,006,627
                                                       1998      1.000          1.016          9,365,841

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.285          1.372                 --
                                                       2006      1.154          1.285          7,822,340
                                                       2005      1.116          1.154          9,183,096
                                                       2004      0.979          1.116         10,554,212
                                                       2003      0.699          0.979         11,131,323
                                                       2002      0.954          0.699         10,049,014
                                                       2001      1.000          0.954          9,833,197

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (7/98).........  2007      1.198          1.260                 --
                                                       2006      1.027          1.198         62,078,974
                                                       2005      0.978          1.027         73,847,812
                                                       2004      0.896          0.978         86,533,225
                                                       2003      0.712          0.896         97,272,781
                                                       2002      0.969          0.712        111,686,294
                                                       2001      1.070          0.969        130,549,518
                                                       2000      0.959          1.070        109,901,403
                                                       1999      0.972          0.959         95,910,703
                                                       1998      1.000          0.972         21,613,178

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.154                 --
                                                       2006      1.037          1.100         49,850,296

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.144          1.154         40,840,106

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.258          1.325            981,546
                                                       2006      1.199          1.258            850,199

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.077          1.102            207,661
                                                       2006      1.001          1.077            317,357

  MIST Met/AIM Capital Appreciation Subaccount (Class
  E) (4/07) *........................................  2007      1.432          1.497            192,302

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      2.028          2.132          2,859,603

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class B) (4/06)...................................  2007      1.009          1.137          1,399,726
                                                       2006      0.994          1.009            647,985

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.150          1.210          5,354,934
                                                       2006      1.109          1.150          4,339,809

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/07) *........................................  2007      2.052          1.876          1,729,463

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.069          1.269         39,975,873
                                                       2006      1.094          1.069         48,091,187

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.042          1.090            888,027
                                                       2006      1.002          1.042            716,036

  MSF Capital Guardian U.S. Equity Subaccount (Class
  B) (4/07) *........................................  2007      1.144          1.083            559,267

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.538          1.580         57,247,553
                                                       2006      1.437          1.538         66,689,248

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06) *.................................  2007      1.070          1.152            753,466
                                                       2006      0.998          1.070            423,598

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.011          1.041          1,273,099
                                                       2006      0.975          1.011          1,421,739

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Subaccount/VA
  (Service Shares) (1/02)............................  2006      1.255          1.312                 --
                                                       2005      1.213          1.255            176,955
                                                       2004      1.154          1.213                 --
                                                       2003      1.000          1.154                 --

  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (1/02).....................................  2006      1.278          1.351                 --
                                                       2005      1.226          1.278            200,441
                                                       2004      1.139          1.226                 --
                                                       2003      1.000          1.139                 --

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Subaccount (Class II) (1/02)......  2007      1.487          1.537            341,036
                                                       2006      1.296          1.487            354,346
                                                       2005      1.241          1.296             48,428
                                                       2004      1.134          1.241                 --
                                                       2003      1.000          1.134                 --

  Pioneer Mid Cap Value VCT Subaccount (Class II)
  (1/02).............................................  2007      1.709          1.775          2,840,789
                                                       2006      1.544          1.709          2,203,130
                                                       2005      1.454          1.544          1,470,326
                                                       2004      1.211          1.454                 --
                                                       2003      1.000          1.211                 --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (1/02).........................................  2007      1.882          2.038                 --
                                                       2006      1.494          1.882          1,720,606
                                                       2005      1.350          1.494            349,896
                                                       2004      1.178          1.350                 --
                                                       2003      1.000          1.178                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (1/02).............................................  2007      1.949          2.082                 --
                                                       2006      1.685          1.949          1,866,546
                                                       2005      1.596          1.685            871,435
                                                       2004      1.282          1.596                 --
                                                       2003      1.000          1.282                 --

The Travelers Series Trust
  Travelers Convertible Securities Subaccount
  (1/02).............................................  2006      1.124          1.199                 --
                                                       2005      1.136          1.124            198,041
                                                       2004      1.084          1.136                 --
                                                       2003      1.000          1.084                 --

  Travelers Managed Income Subaccount (1/02).........  2006      1.011          1.002                 --
                                                       2005      1.012          1.011            337,825
                                                       2004      0.997          1.012                 --
                                                       2003      1.000          0.997                 --

  Travelers Mercury Large Cap Core Subaccount
  (7/98).............................................  2006      0.976          1.037                 --
                                                       2005      0.883          0.976         59,610,685
                                                       2004      0.773          0.883         70,470,569
                                                       2003      0.647          0.773         78,600,014
                                                       2002      0.876          0.647         89,594,557
                                                       2001      1.146          0.876        105,780,846
                                                       2000      1.231          1.146        111,973,813
                                                       1999      1.009          1.231         70,357,077
                                                       1998      1.000          1.009         18,932,328

  Travelers MFS(R) Mid Cap Growth Subaccount (7/98)..  2006      1.033          1.094                 --
                                                       2005      1.016          1.033         59,370,833
                                                       2004      0.903          1.016         71,386,194
                                                       2003      0.668          0.903         80,093,383
                                                       2002      1.325          0.668         88,921,075
                                                       2001      1.760          1.325        104,171,306
                                                       2000      1.632          1.760        102,889,577
                                                       1999      1.008          1.632         34,997,092
                                                       1998      1.000          1.008          5,280,045

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (7/98)....  2006      1.391          1.437                 --
                                                       2005      1.370          1.391         78,493,352
                                                       2004      1.246          1.370         86,587,495
                                                       2003      1.085          1.246         91,804,080
                                                       2002      1.161          1.085         99,649,522
                                                       2001      1.177          1.161         99,836,614
                                                       2000      1.024          1.177         75,344,816
                                                       1999      1.011          1.024         54,861,298
                                                       1998      1.000          1.011         11,901,259

  Travelers Pioneer Strategic Income Subaccount
  (2/04).............................................  2006      1.097          1.109                 --
                                                       2005      1.073          1.097          2,304,756
                                                       2004      1.000          1.073                 --

  Travelers U.S. Government Securities Subaccount
  (5/05).............................................  2006      1.011          0.975                 --
                                                       2005      1.000          1.011            832,991

Universal Institutional Funds, Inc.
  UIF Equity and Income Subaccount (Class II)
  (5/03).............................................  2006      1.352          1.501          9,731,343
                                                       2005      1.277          1.352          4,562,931
                                                       2004      1.161          1.277                 --
                                                       2003      1.016          1.161                 --

  UIF U.S. Real Estate Securities Subaccount (Class
  I) (5/05)..........................................  2006      1.175          1.600          5,126,881
                                                       2005      1.000          1.175          2,456,647

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (9/00).............................................  2007      1.558          1.500         49,493,924
                                                       2006      1.361          1.558         56,922,927
                                                       2005      1.326          1.361         63,994,243
                                                       2004      1.145          1.326         67,832,914
                                                       2003      0.888          1.145         71,792,376
                                                       2002      1.118          0.888         77,886,655
                                                       2001      1.166          1.118         67,881,535
                                                       2000      1.000          1.166          7,549,285

  Van Kampen LIT Growth and Income Subaccount (Class
  II) (9/00).........................................  2007      1.428          1.444         41,249,446
                                                       2006      1.249          1.428         47,616,000
                                                       2005      1.154          1.249         52,379,059
                                                       2004      1.026          1.154         56,329,519
                                                       2003      0.815          1.026         60,583,139
                                                       2002      0.969          0.815         64,064,707
                                                       2001      1.046          0.969         54,264,238
                                                       2000      1.000          1.046         12,181,962

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (9/00).........................................  2007      0.490          0.563         64,858,683
                                                       2006      0.484          0.490         76,131,193
                                                       2005      0.456          0.484         92,201,745
                                                       2004      0.433          0.456        108,152,298
                                                       2003      0.346          0.433        121,847,478
                                                       2002      0.521          0.346        132,843,168
                                                       2001      0.773          0.521        135,230,509
                                                       2000      1.000          0.773         57,423,433






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Variable Insurance Products Fund-VIP Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.




Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------



                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.




UNDERLYING FUND MERGERS/REORGANIZATIONS

The following former Underlying Funds were merged with and into the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Appreciation
     Discipline Portfolio -- Large Cap Growth       Portfolio -- Class II
     and Value



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES      METROPOLITAN SERIES FUND, INC.
  FUND, INC.
  Large Cap Growth Portfolio -- Class B        T. Rowe Price Large Cap Growth
                                                    Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE INCOME TRUST      METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Government      Western Asset Management U.S. Government
     Portfolio -- Class I                           Portfolio -- Class A
VAN KAMPEN LIFE INVESTMENT TRUST               METROPOLITAN SERIES FUND, INC.
  Strategic Growth Portfolio -- Class II       Jennison Growth Portfolio -- Class B

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------




                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------




            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10426, Des Moines, IA 50306-0426. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-36. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-36.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:


[ ] MIC-Book-36



[ ] MLAC-Book-36

                                    PRIMELITE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 28, 2008


                                       FOR

           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").



This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 10426, Des Moines, IA 50306-0426 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                                  ITEM
                                                                                  ----

THE INSURANCE COMPANY...........................................................     2

PRINCIPAL UNDERWRITER...........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................     2

VALUATION OF ASSETS.............................................................     4

FEDERAL TAX CONSIDERATIONS......................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................     8
FINANCIAL STATEMENTS............................................................     1

                              THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including the Separate Account and its assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Separate Account PF II for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER



MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT



Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0




(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS



FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1


Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS



The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account PF II for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account PF II for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

AllianceBernstein Global Technology Subaccount (Class B)
AllianceBernstein Large-Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Fidelity VIP Equity-Income Subaccount (Service Class 2)
Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class I)
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Government Subaccount (Class I)
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST MFS Research International Subaccount (Class B)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class E)
MSF Capital Guardian U.S. Equity Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
UIF Equity and Income Subaccount (Class II)
UIF U.S. Real Estate Securities Subaccount (Class I)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Growth and Income Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class II)

                                   APPENDIX B

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Core Equity Subaccount (Series II)
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Subaccount--Large Cap Growth and Value
LMPVPV Small Cap Growth Opportunities Subaccount
LMPIS Growth and Income Subaccount
LMPVPII Capital and Income Subaccount
LMPVPIII Large Cap Value Subaccount
MIST BlackRock Large-Cap Core Subaccount (Class A)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

          METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  AMERICAN FUNDS  AMERICAN FUNDS
                              GLOBAL TECHNOLOGY  LARGE-CAP GROWTH    GLOBAL GROWTH      GROWTH
                                  SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                  (CLASS B)          (CLASS B)         (CLASS 2)      (CLASS 2)
                              -----------------  -----------------  --------------  --------------
ASSETS:
   Investments at fair value     $2,369,369          $1,979,596      $23,999,358     $50,501,916
                                 ----------          ----------      -----------     -----------
         Total Assets             2,369,369           1,979,596       23,999,358      50,501,916
                                 ----------          ----------      -----------     -----------
LIABILITIES:
   Other payables
      Insurance charges                 302                 235            3,037           6,398
      Administrative fees                30                  25              297             627
   Due to Metlife Insurance
      Company of Connecticut             --                  --               --              --
                                 ----------          ----------      -----------     -----------
         Total Liabilities              332                 260            3,334           7,025
                                 ----------          ----------      -----------     -----------
NET ASSETS                       $2,369,037          $1,979,336      $23,996,024     $50,494,891
                                 ==========          ==========      ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                              AMERICAN FUNDS    FIDELITY VIP       FIDELITY VIP       FTVIPT MUTUAL
                              GROWTH-INCOME     EQUITY-INCOME         MID CAP       SHARES SECURITIES
                                SUBACCOUNT       SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                (CLASS 2)     (SERVICE CLASS 2)  (SERVICE CLASS 2)      (CLASS 2)
                              --------------  -----------------  -----------------  -----------------
ASSETS:
   Investments at fair value    $36,067,985       $16,915,318        $44,075,460        $69,123,667
                                -----------       -----------        -----------        -----------
         Total Assets            36,067,985        16,915,318         44,075,460         69,123,667
                                -----------       -----------        -----------        -----------
LIABILITIES:
   Other payables
      Insurance charges               4,567             2,076              5,337              8,469
      Administrative fees               447               209                546                853
   Due to Metlife Insurance
      Company of Connecticut             --                --                 --                 --
                                -----------       -----------        -----------        -----------
         Total Liabilities            5,014             2,285              5,883              9,322
                                -----------       -----------        -----------        -----------
NET ASSETS                      $36,062,971       $16,913,033        $44,069,577        $69,114,345
                                ===========       ===========        ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                              FTVIPT TEMPLETON   LMPVET AGGRESSIVE     LMPVET        LMPVET
                              GROWTH SECURITIES        GROWTH       APPRECIATION  APPRECIATION    LMPVET          LMPVET
                                 SUBACCOUNT          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    CAPITAL     DIVIDEND STRATEGY
                                  (CLASS 2)          (CLASS I)       (CLASS I)     (CLASS II)   SUBACCOUNT      SUBACCOUNT
                              -----------------  -----------------  ------------  ------------  -----------  -----------------
ASSETS:
   Investments at fair value     $36,299,957        $375,605,598    $471,077,332   $1,735,948    $4,559,912    $41,980,428
                                 -----------        ------------    ------------   ----------    ----------    -----------
         Total Assets             36,299,957         375,605,598     471,077,332    1,735,948     4,559,912     41,980,428
                                 -----------        ------------    ------------   ----------    ----------    -----------
LIABILITIES:
   Other payables
      Insurance charges                4,437              44,157          54,074          221           567          4,709
      Administrative fees                451               4,675           5,842           22            57            521
   Due to Metlife Insurance
      Company of Connecticut              --                  --              --           --            --             --
                                 -----------        ------------    ------------   ----------    ----------    -----------
         Total Liabilities             4,888              48,832          59,916          243           624          5,230
                                 -----------        ------------    ------------   ----------    ----------    -----------
NET ASSETS                       $36,295,069        $375,556,766    $471,017,416   $1,735,705    $4,559,288    $41,975,198
                                 ===========        ============    ============   ==========    ==========    ===========

   The accompanying notes are an integral part of these financial statements.

                                    LMPVET                            LMPVET           LMPVET
                              FUNDAMENTAL VALUE     LMPVET         INTERNATIONAL     INVESTORS
                                  SUBACCOUNT     GLOBAL EQUITY  ALL CAP OPPORTUNITY  SUBACCOUNT
                                  (CLASS I)       SUBACCOUNT        SUBACCOUNT       (CLASS I)
                              -----------------  -------------  -------------------  -----------
ASSETS:
   Investments at fair value     $310,083,834      $3,436,938        $48,350,951     $70,730,496
                                 ------------      ----------        -----------     -----------
         Total Assets             310,083,834       3,436,938         48,350,951      70,730,496
                                 ------------      ----------        -----------     -----------
LIABILITIES:
   Other payables
      Insurance charges                37,270             429              5,271           7,461
      Administrative fees               3,846              43                600             876
   Due to Metlife Insurance
      Company of Connecticut               --              --                 --              --
                                 ------------      ----------        -----------     -----------
      Total Liabilities                41,116             472              5,871           8,337
                                 ------------      ----------        -----------     -----------
NET ASSETS                       $310,042,718      $3,436,466        $48,345,080     $70,722,159
                                 ============      ==========        ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                                   LMPVET                                                                LMPVET          LMPVET
                              LARGE CAP GROWTH  LMPVET LIFESTYLE  LMPVET LIFESTYLE  LMPVET LIFESTYLE  MID CAP CORE  SMALL CAP GROWTH
                                 SUBACCOUNT      ALLOCATION 50%    ALLOCATION 70%    ALLOCATION 85%    SUBACCOUNT      SUBACCOUNT
                                  (CLASS I)        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      (CLASS I)        (CLASS I)
                              ----------------  ----------------  ----------------  ----------------  ------------  ----------------
ASSETS:
   Investments at fair value     $24,859,288      $133,746,760       $72,035,918       $49,231,269     $37,072,317     $16,685,239
                                 -----------      ------------       -----------       -----------     -----------     -----------
         Total Assets             24,859,288       133,746,760        72,035,918        49,231,269      37,072,317      16,685,239
                                 -----------      ------------       -----------       -----------     -----------     -----------
LIABILITIES:
   Other payables
      Insurance charges                3,006            14,576             7,567             5,159           4,403           1,897
      Administrative fees                309             1,650               889               610             459             207
   Due to Metlife Insurance
      Company of Connecticut              --                --                --                --              --              --
                                 -----------      ------------       -----------       -----------     -----------     -----------
      Total Liabilities                3,315            16,226             8,456             5,769           4,862           2,104
                                 -----------      ------------       -----------       -----------     -----------     -----------
NET ASSETS                       $24,855,973      $133,730,534       $72,027,462       $49,225,500     $37,067,455     $16,683,135
                                 ===========      ============       ===========       ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                                                     LMPVET               LMPVET
                               LMPVET SOCIAL   CAPITAL AND INCOME  CAPITAL AND INCOME  LMPVIT ADJUSTABLE
                                 AWARENESS         SUBACCOUNT           SUBACCOUNT        RATE INCOME
                                 SUBACCOUNT         (CLASS I)           (CLASS II)         SUBACCOUNT
                              ---------------  ------------------  ------------------  -----------------
ASSETS:
   Investments at fair value    $19,973,044        $31,934,795          $9,067,056         $2,562,901
                                -----------        -----------          ----------         ----------
         Total Assets            19,973,044         31,934,795           9,067,056          2,562,901
                                -----------        -----------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges               2,254              4,014               1,113                314
      Administrative fees               247                394                 111                 32
   Due to Metlife Insurance
      Company of Connecticut             --                 --               7,347                 --
                                -----------        -----------          ----------         ----------
         Total Liabilities            2,501              4,408               8,571                346
                                -----------        -----------          ----------         ----------
NET ASSETS                      $19,970,543        $31,930,387          $9,058,485         $2,562,555
                                ===========        ===========          ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                                                                            MIST BLACKROCK  MIST LORD ABBETT   MIST LORD ABBETT
                              LMPVIT GOVERNMENT  LMPVIT HIGH     LMPVIT     LARGE-CAP CORE   BOND DEBENTURE   GROWTH AND INCOME
                                  SUBACCOUNT        INCOME    MONEY MARKET    SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                  (CLASS I)       SUBACCOUNT   SUBACCOUNT      (CLASS E)       (CLASS A)          (CLASS B)
                              -----------------  -----------  ------------  --------------  ----------------  -----------------
ASSETS:
   Investments at fair value     $84,514,541     $82,790,105  $58,693,967     $50,365,976      $26,316,323        $7,942,259
                                 -----------     -----------  -----------     -----------      -----------        ----------
         Total Assets             84,514,541      82,790,105   58,693,967      50,365,976       26,316,323         7,942,259
                                 -----------     -----------  -----------     -----------      -----------        ----------
LIABILITIES:
   Other payables
      Insurance charges               10,306           9,691        6,691           5,291            3,273             1,001
      Administrative fees              1,041           1,022          724             626              324                98
   Due to Metlife Insurance
      Company of Connecticut              --              --           --              --               --                --
                                 -----------     -----------  -----------     -----------      -----------        ----------
         Total Liabilities            11,347          10,713        7,415           5,917            3,597             1,099
                                 -----------     -----------  -----------     -----------      -----------        ----------
NET ASSETS                       $84,503,194     $82,779,392  $58,686,552     $50,360,059      $26,312,726        $7,941,160
                                 ===========     ===========  ===========     ===========      ===========        ==========

   The accompanying notes are an integral part of these financial statements.

                                  MIST MET/AIM      MIST MFS RESEARCH    MIST OPPENHEIMER      MIST PIONEER
                              CAPITAL APPRECIATION    INTERNATIONAL    CAPITAL APPRECIATION  STRATEGIC INCOME
                                   SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                   (CLASS E)            (CLASS B)            (CLASS B)          (CLASS A)
                              --------------------  -----------------  --------------------  ----------------
ASSETS:
   Investments at fair value       $1,945,967          $16,409,563          $8,884,949          $50,509,159
                                   ----------          -----------          ----------          -----------
         Total Assets               1,945,967           16,409,563           8,884,949           50,509,159
                                   ----------          -----------          ----------          -----------
LIABILITIES:
   Payables
      Insurance charges                   243                1,925               1,091                6,164
      Administrative fees                  24                  203                 110                  622
   Due to Metlife Insurance
      Company of Connecticut               --                   --                  --                   --
                                   ----------          -----------          ----------          -----------
         Total Liabilities                267                2,128               1,201                6,786
                                   ----------          -----------          ----------          -----------
NET ASSETS                         $1,945,700          $16,407,435          $8,883,748          $50,502,373
                                   ==========          ===========          ==========          ===========

   The accompanying notes are an integral part of these financial statements.

                              MIST THIRD AVENUE    MSF BLACKROCK    MSF BLACKROCK
                               SMALL CAP VALUE   AGGRESSIVE GROWTH   BOND INCOME
                                 SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                  (CLASS B)          (CLASS D)        (CLASS E)
                              -----------------  -----------------  -------------
ASSETS:
   Investments at fair value     $20,045,105        $57,574,918      $39,985,475
                                 -----------        -----------      -----------
         Total Assets             20,045,105         57,574,918       39,985,475
                                 -----------        -----------      -----------
LIABILITIES:
   Payables
      Insurance charges                2,457              6,103            4,977
      Administrative fees                248                713              491
   Due to Metlife Insurance
      Company of Connecticut              --                 --               --
                                 -----------        -----------      -----------
         Total Liabilities             2,705              6,816            5,468
                                 -----------        -----------      -----------
NET ASSETS                       $20,042,400        $57,568,102      $39,980,007
                                 ===========        ===========      ===========

                                   MSF CAPITAL        MSF MFS     MSF T. ROWE PRICE
                              GUARDIAN U.S. EQUITY  TOTAL RETURN  LARGE CAP GROWTH
                                   SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                    (CLASS B)        (CLASS F)        (CLASS B)
                              --------------------  ------------  -----------------
ASSETS:
   Investments at fair value       $2,589,318       $184,054,400      $4,661,891
                                   ----------       ------------      ----------
         Total Assets               2,589,318        184,054,400       4,661,891
                                   ----------       ------------      ----------
LIABILITIES:
   Payables
      Insurance charges                   314             21,055             574
      Administrative fees                  32              2,273              58
   Due to Metlife Insurance
      Company of Connecticut               --                 --              --
                                   ----------       ------------      ----------
         Total Liabilities                346             23,328             632
                                   ----------       ------------      ----------
NET ASSETS                         $2,588,972       $184,031,072      $4,661,259
                                   ==========       ============      ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET
                                 MANAGEMENT       UIF EQUITY   UIF U.S. REAL ESTATE
                               U.S. GOVERNMENT    AND INCOME        SECURITIES       PIONEER FUND VCT
                                 SUBACCOUNT       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                  (CLASS A)       (CLASS II)        (CLASS I)           (CLASS II)
                              -----------------  ------------  --------------------  ----------------
ASSETS:
   Investments at fair value      $9,636,883     $168,145,270       $22,753,010         $3,771,622
                                  ----------     ------------       -----------         ----------
         Total Assets              9,636,883      168,145,270        22,753,010          3,771,622
                                  ----------     ------------       -----------         ----------
LIABILITIES:
   Payables
      Insurance charges                1,049           20,740             2,694                470
      Administrative fees                118            2,081               278                 47
   Due to Metlife Insurance
      Company of Connecticut              --               --                --                 --
                                  ----------     ------------       -----------         ----------
         Total Liabilities             1,167           22,821             2,972                517
                                  ----------     ------------       -----------         ----------
NET ASSETS                        $9,635,716     $168,122,449       $22,750,038         $3,771,105
                                  ==========     ============       ===========         ==========

   The accompanying notes are an integral part of these financial statements.

                              PIONEER MID CAP  VAN KAMPEN LIT    VAN KAMPEN LIT    VAN KAMPEN LIT
                                 VALUE VCT        COMSTOCK     GROWTH AND INCOME  STRATEGIC GROWTH
                                 SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                 (CLASS II)      (CLASS II)        (CLASS II)        (CLASS II)
                              ---------------  --------------  -----------------  ----------------
ASSETS:
   Investments at fair value    $30,347,477     $191,710,852      $136,921,158       $60,267,261
                                -----------     ------------      ------------       -----------
         Total Assets            30,347,477      191,710,852       136,921,158        60,267,261
                                -----------     ------------      ------------       -----------
LIABILITIES:
   Payables
      Insurance charges               3,700           22,524            15,954             6,809
      Administrative fees               375            2,378             1,698               747
   Due to Metlife Insurance
      Company of Connecticut             --               --                --                --
                                -----------     ------------      ------------       -----------
         Total Liabilities            4,075           24,902            17,652             7,556
                                -----------     ------------      ------------       -----------
NET ASSETS                      $30,343,402     $191,685,950      $136,903,506       $60,259,705
                                ===========     ============      ============       ===========

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                                   AIM V.I.           AIM V.I.      ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                                             CAPITAL APPRECIATION    CORE EQUITY    GLOBAL TECHNOLOGY   LARGE-CAP GROWTH
                                                  SUBACCOUNT         SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                               (SERIES II) (a)     (SERIES II) (a)      (CLASS B)          (CLASS B)
                                             --------------------  ---------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $      --          $      --          $     --           $     --
                                                   ---------          ---------          --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                       7,883             10,489            27,083             27,944
      Administrative charges                             782              1,035             2,638              2,915
                                                   ---------          ---------          --------           --------
         Total expenses                                8,665             11,524            29,721             30,859
                                                   ---------          ---------          --------           --------
            Net investment income (loss)              (8,665)           (11,524)          (29,721)           (30,859)
                                                   ---------          ---------          --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                 --                --                 --
      Realized gains (losses) on sale of
         investments                                 425,446            315,901            69,706             59,423
                                                   ---------          ---------          --------           --------
            Net realized gains (losses)              425,446            315,901            69,706             59,423
                                                   ---------          ---------          --------           --------
      Change in unrealized gains (losses)
          on investments                            (312,213)          (150,590)          234,124            185,886
                                                   ---------          ---------          --------           --------
      Net increase (decrease) in net assets
          resulting from operations                $ 104,568          $ 153,787          $274,109           $214,450
                                                   =========          =========          ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS     FIDELITY VIP
                                              GLOBAL GROWTH      GROWTH       GROWTH-INCOME    EQUITY-INCOME
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
                                                (CLASS 2)      (CLASS 2)        (CLASS 2)    (SERVICE CLASS 2)
                                             --------------  --------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                $  587,366      $  386,682      $  557,497       $   287,083
                                               ----------      ----------      ----------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                  314,819         738,515         554,207           229,513
      Administrative charges                       30,795          72,306          54,277            23,094
                                               ----------      ----------      ----------       -----------
         Total expenses                           345,614         810,821         608,484           252,607
                                               ----------      ----------      ----------       -----------
            Net investment income (loss)          241,752        (424,139)        (50,987)           34,476
                                               ----------      ----------      ----------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 820,236       3,243,020       1,174,510         1,448,146
      Realized gains (losses) on sale of
         investments                              237,668         918,984         609,391           310,303
                                               ----------      ----------      ----------       -----------
            Net realized gains (losses)         1,057,904       4,162,004       1,783,901         1,758,449
                                               ----------      ----------      ----------       -----------
      Change in unrealized gains (losses)
         on investments                         1,103,836         908,774        (593,728)       (1,922,632)
                                               ----------      ----------      ----------       -----------
      Net increase (decrease) in net assets
         resulting from operations             $2,403,492      $4,646,639      $1,139,186       $  (129,707)
                                               ==========      ==========      ==========       ===========

                                                FIDELITY VIP      FTVIPT MUTUAL
                                                  MID CAP       SHARES SECURITIES
                                                 SUBACCOUNT        SUBACCOUNT
                                             (SERVICE CLASS 2)      (CLASS 2)
                                             -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $  200,202         $ 1,029,628
                                                ----------         -----------
EXPENSES:
      Mortality and expense risk
         charges                                   586,124           1,067,520
      Administrative charges                        59,683             107,260
                                                ----------         -----------
         Total expenses                            645,807           1,174,780
                                                ----------         -----------
            Net investment income (loss)          (445,605)           (145,152)
                                                ----------         -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                3,443,364           2,520,859
      Realized gains (losses) on sale of
         investments                               651,309           1,231,807
                                                ----------         -----------
            Net realized gains (losses)          4,094,673           3,752,666
                                                ----------         -----------
      Change in unrealized gains (losses)
          on investments                         1,155,887          (2,442,372)
                                                ----------         -----------
      Net increase (decrease) in net assets
          resulting from operations             $4,804,955         $ 1,165,142
                                                ==========         ===========

   The accompanying notes are an integral part of these financial statements.

                                              FTVIPT TEMPLETON   LMPIS PREMIER       LMPVET            LMPVET
                                             GROWTH SECURITIES    SELECTIONS    AGGRESSIVE GROWTH   APPRECIATION
                                                 SUBACCOUNT     ALL CAP GROWTH     SUBACCOUNT        SUBACCOUNT
                                                 (CLASS 2)      SUBACCOUNT (a)      (CLASS I)        (CLASS I)
                                             -----------------  --------------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                                 $   508,871       $   12,898       $        --     $  5,024,331
                                                -----------       ----------       -----------     ------------
EXPENSES:
      Mortality and expense risk
         charges                                    563,545           69,678         5,717,947        6,657,290
      Administrative charges                         57,169            8,156           605,631          720,845
                                                -----------       ----------       -----------     ------------
         Total expenses                             620,714           77,834         6,323,578        7,378,135
                                                -----------       ----------       -----------     ------------
            Net investment income (loss)           (111,843)         (64,936)       (6,323,578)      (2,353,804)
                                                -----------       ----------       -----------     ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 1,623,653        1,442,788         2,165,467       38,962,790
      Realized gains (losses) on sale of
         investments                                818,351         (257,497)       12,761,058       15,839,317
                                                -----------       ----------       -----------     ------------
            Net realized gains (losses)           2,442,004        1,185,291        14,926,525       54,802,107
                                                -----------       ----------       -----------     ------------
      Change in unrealized gains (losses)
         on investments                          (2,093,538)         (58,846)       (8,644,318)     (21,561,074)
                                                -----------       ----------       -----------     ------------
      Net increase (decrease) in net assets
         resulting from operations              $   236,623       $1,061,509       $   (41,371)    $ 30,887,229
                                                ===========       ==========       ===========     ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET
                                              APPRECIATION                        LMPVET
                                               SUBACCOUNT    LMPVET CAPITAL  DIVIDEND STRATEGY
                                             (CLASS II) (b)    SUBACCOUNT       SUBACCOUNT
                                             --------------  --------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $  13,762      $  18,453        $  867,132
                                                ---------      ---------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                    3,856         74,182           610,484
      Administrative charges                          375          7,374            67,680
                                                ---------      ---------        ----------
         Total expenses                             4,231         81,556           678,164
                                                ---------      ---------        ----------
            Net investment income (loss)            9,531        (63,103)          188,968
                                                ---------      ---------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 127,584        253,736                --
      Realized gains (losses) on sale of
         investments                                 (675)       102,076           118,970
                                                ---------      ---------        ----------
            Net realized gains (losses)           126,909        355,812           118,970
                                                ---------      ---------        ----------
      Change in unrealized gains (losses)
         on investments                          (114,662)      (269,169)        1,911,951
                                                ---------      ---------        ----------
      Net increase (decrease) in net assets
         resulting from operations              $  21,778      $  23,540        $2,219,889
                                                =========      =========        ==========

                                                   LMPVET                            LMPVET
                                             FUNDAMENTAL VALUE      LMPVET        INTERNATIONAL
                                                 SUBACCOUNT     GLOBAL EQUITY  ALL CAP OPPORTUNITY
                                                 (CLASS I)        SUBACCOUNT       SUBACCOUNT
                                             -----------------  -------------  -------------------
INVESTMENT INCOME:
      Dividends                                 $  3,889,655       $ 19,324        $    461,937
                                                ------------       --------        ------------
EXPENSES:
      Mortality and expense risk
         charges                                   4,904,567         51,064             681,456
      Administrative charges                         506,755          5,077              77,614
                                                ------------       --------        ------------
         Total expenses                            5,411,322         56,141             759,070
                                                ------------       --------        ------------
            Net investment income (loss)          (1,521,667)       (36,817)           (297,133)
                                                ------------       --------        ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 15,211,949        165,398          24,187,208
      Realized gains (losses) on sale of
         investments                               8,598,177         74,809             811,102
                                                ------------       --------        ------------
            Net realized gains (losses)           23,810,126        240,207          24,998,310
                                                ------------       --------        ------------
      Change in unrealized gains (losses)
         on investments                          (22,418,194)       (96,936)        (22,198,171)
                                                ------------       --------        ------------
      Net increase (decrease) in net assets
         resulting from operations              $   (129,735)      $106,454        $  2,503,006
                                                ============       ========        ============

   The accompanying notes are an integral part of these financial statements.

                                                 LMPVET          LMPVET
                                               INVESTORS    LARGE CAP GROWTH  LMPVET LIFESTYLE  LMPVET LIFESTYLE
                                               SUBACCOUNT      SUBACCOUNT      ALLOCATION 50%    ALLOCATION 70%
                                             (CLASS I) (c)      (CLASS I)        SUBACCOUNT        SUBACCOUNT
                                             -------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                               $   903,996      $   10,532        $ 4,911,297       $2,003,719
                                              -----------      ----------        -----------       ----------
EXPENSES:
      Mortality and expense risk
         charges                                  669,732         386,642          1,919,963        1,009,351
      Administrative charges                       78,630          39,870            217,804          118,787
                                              -----------      ----------        -----------       ----------
         Total expenses                           748,362         426,512          2,137,767        1,128,138
                                              -----------      ----------        -----------       ----------
            Net investment income (loss)          155,634        (415,980)         2,773,530          875,581
                                              -----------      ----------        -----------       ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               1,944,682              --          1,277,589        1,262,423
      Realized gains (losses) on sale of
         investments                              (24,948)      1,064,585          2,413,324          178,641
                                              -----------      ----------        -----------       ----------
            Net realized gains (losses)         1,919,734       1,064,585          3,690,913        1,441,064
                                              -----------      ----------        -----------       ----------
      Change in unrealized gains (losses)
         on investments                        (3,965,497)        361,833         (3,929,734)        (187,668)
                                              -----------      ----------        -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations            $(1,890,129)     $1,010,438        $ 2,534,709       $2,128,977
                                              ===========      ==========        ===========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET MULTIPLE
                                                                  LMPVET        DISCIPLINE
                                             LMPVET LIFESTYLE  MID CAP CORE     SUBACCOUNT-
                                              ALLOCATION 85%    SUBACCOUNT   LARGE CAP GROWTH
                                                SUBACCOUNT      (CLASS I)      AND VALUE (d)
                                             ----------------  ------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $   804,222     $   154,575      $  10,306
                                                -----------     -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                    675,683         572,543         24,881
      Administrative charges                         80,086          59,890          2,414
                                                -----------     -----------      ---------
         Total expenses                             755,769         632,433         27,295
                                                -----------     -----------      ---------
            Net investment income (loss)             48,453        (477,858)       (16,989)
                                                -----------     -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 3,446,130       7,111,139         87,037
      Realized gains (losses) on sale of
         investments                                719,031       1,179,714        159,349
                                                -----------     -----------      ---------
            Net realized gains (losses)           4,165,161       8,290,853        246,386
                                                -----------     -----------      ---------
      Change in unrealized gains (losses)
         on investments                          (2,996,565)     (5,584,003)      (192,118)
                                                -----------     -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,217,049     $ 2,228,992      $  37,279
                                                ===========     ===========      =========

                                                  LMPVET                             LMPVPV
                                             SMALL CAP GROWTH       LMPVET       SMALL CAP GROWTH
                                                SUBACCOUNT     SOCIAL AWARENESS   OPPORTUNITIES
                                              (CLASS I) (c)       SUBACCOUNT      SUBACCOUNT (a)
                                             ----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $       --        $   265,893       $     4,207
                                                ----------        -----------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                   163,029            272,272            78,710
      Administrative charges                        17,783             29,803             8,620
                                                ----------        -----------       -----------
         Total expenses                            180,812            302,075            87,330
                                                ----------        -----------       -----------
            Net investment income (loss)          (180,812)           (36,182)          (83,123)
                                                ----------        -----------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,167,141          3,083,704           603,808
      Realized gains (losses) on sale of
         investments                                16,712            397,527         2,883,237
                                                ----------        -----------       -----------
            Net realized gains (losses)          1,183,853          3,481,231         3,487,045
                                                ----------        -----------       -----------
      Change in unrealized gains (losses)
         on investments                           (765,023)        (1,687,755)       (2,225,441)
                                                ----------        -----------       -----------
      Net increase (decrease) in net assets
         resulting from operations              $  238,018        $ 1,757,294       $ 1,178,481
                                                ==========        ===========       ===========

   The accompanying notes are an integral part of these financial statements.

                                                                      LMPVET              LMPVET             LMPVIT
                                                   LMPIS        CAPITAL AND INCOME  CAPITAL AND INCOME  ADJUSTABLE RATE
                                             GROWTH AND INCOME      SUBACCOUNT          SUBACCOUNT           INCOME
                                               SUBACCOUNT (a)      (CLASS I) (c)        (CLASS II)         SUBACCOUNT
                                             -----------------  ------------------  ------------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $    54,087         $   443,420         $   107,421         $123,565
                                                -----------         -----------         -----------         --------
EXPENSES:
      Mortality and expense risk
         charges                                    238,336             354,228              95,289           42,991
      Administrative charges                         25,231              34,774               9,511            4,307
                                                -----------         -----------         -----------         --------
         Total expenses                             263,567             389,002             104,800           47,298
                                                -----------         -----------         -----------         --------
            Net investment income (loss)           (209,480)             54,418               2,621           76,267
                                                -----------         -----------         -----------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   687,451           5,113,732           1,420,972               --
      Realized gains (losses) on sale of
         investments                             11,539,087             (22,461)             61,431           (4,594)
                                                -----------         -----------         -----------         --------
            Net realized gains (losses)          12,226,538           5,091,271           1,482,403           (4,594)
                                                -----------         -----------         -----------         --------
      Change in unrealized gains (losses)
         on investments                          (9,620,052)         (5,174,099)         (1,230,000)         (79,306)
                                                -----------         -----------         -----------         --------
      Net increase (decrease) in net assets
         resulting from operations              $ 2,397,006         $   (28,410)        $   255,024         $ (7,633)
                                                ===========         ===========         ===========         ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                LMPVIT
                                              GOVERNMENT     LMPVIT       LMPVIT          LMPVPII
                                              SUBACCOUNT  HIGH INCOME  MONEY MARKET  CAPITAL AND INCOME
                                               (CLASS I)   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT (a)
                                             -----------  -----------  ------------  ------------------
INVESTMENT INCOME:
      Dividends                              $ 4,557,086  $ 7,499,472   $2,865,867       $   209,724
                                             -----------  -----------   ----------       -----------
EXPENSES:
      Mortality and expense risk
         charges                               1,339,254    1,270,129      830,739           169,117
      Administrative charges                     135,513      134,156       89,802            16,603
                                             -----------  -----------   ----------       -----------
         Total expenses                        1,474,767    1,404,285      920,541           185,720
                                             -----------  -----------   ----------       -----------
            Net investment income (loss)       3,082,319    6,095,187    1,945,326            24,004
                                             -----------  -----------   ----------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --           --           --         1,326,748
      Realized gains (losses) on sale of
         investments                            (581,992)  (1,121,942)          --         2,849,294
                                             -----------  -----------   ----------       -----------
            Net realized gains (losses)         (581,992)  (1,121,942)          --         4,176,042
                                             -----------  -----------   ----------       -----------
      Change in unrealized gains (losses)
         on investments                       (1,710,181)  (6,001,482)          --        (2,421,470)
                                             -----------  -----------   ----------       -----------
      Net increase (decrease) in net assets
         resulting from operations           $   790,146  $(1,028,237)  $1,945,326       $ 1,778,576
                                             ===========  ===========   ==========       ===========

                                                              MIST BLACKROCK
                                                 LMPVPIII     LARGE-CAP CORE
                                             LARGE CAP VALUE    SUBACCOUNT
                                              SUBACCOUNT (a)   (CLASS E) (c)
                                             ---------------  --------------
INVESTMENT INCOME:
      Dividends                                 $   306,468      $      --
                                                -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                    335,221        466,165
      Administrative charges                         39,361         55,176
                                                -----------      ---------
         Total expenses                             374,582        521,341
                                                -----------      ---------
            Net investment income (loss)            (68,114)      (521,341)
                                                -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --             --
      Realized gains (losses) on sale of
         investments                             12,362,740         18,160
                                                -----------      ---------
            Net realized gains (losses)          12,362,740         18,160
                                                -----------      ---------
      Change in unrealized gains (losses)
         on investments                          (8,179,975)       497,178
                                                -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations              $ 4,114,651      $  (6,003)
                                                ===========      =========

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK  MIST LORD ABBETT    MIST LORD ABBETT       MIST MET/AIM
                                             LARGE-CAP CORE   BOND DEBENTURE    GROWTH AND INCOME  CAPITAL APPRECIATION
                                              SUBACCOUNT       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                             (CLASS A)(a)       (CLASS A)          (CLASS B)           (CLASS E) (c)
                                             --------------  ----------------   -----------------  --------------------
INVESTMENT INCOME:
      Dividends                                $   392,416      $1,432,743          $  75,005           $     --
                                               -----------      ----------          ---------           --------
EXPENSES:
      Mortality and expense risk
         charges                                   232,440         400,235            129,777             18,242
      Administrative charges                        27,529          39,643             12,784              1,806
                                               -----------      ----------          ---------           --------
         Total expenses                            259,969         439,878            142,561             20,048
                                               -----------      ----------          ---------           --------
            Net investment income (loss)           132,447         992,865            (67,556)           (20,048)
                                               -----------      ----------          ---------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                3,418,749          33,042            385,405                 --
      Realized gains (losses) on sale of
         investments                             3,020,231         228,370             95,937              4,811
                                               -----------      ----------          ---------           --------
            Net realized gains (losses)          6,438,980         261,412            481,342              4,811
                                               -----------      ----------          ---------           --------
      Change in unrealized gains (losses)
         on investments                         (3,843,310)         55,947           (228,374)            58,871
                                               -----------      ----------          ---------           --------
      Net increase (decrease) in net assets
         resulting from operations             $ 2,728,117      $1,310,224          $ 185,412           $ 43,634
                                               ===========      ==========          =========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST MFS RESEARCH    MIST OPPENHEIMER      MIST PIONEER
                                               INTERNATIONAL    CAPITAL APPRECIATION  STRATEGIC INCOME
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                               (CLASS B) (c)         (CLASS B)            (CLASS A)
                                             -----------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $      --            $      --          $  325,597
                                                 ---------            ---------          ----------
EXPENSES:
      Mortality and expense risk
         charges                                   132,212              114,128             720,453
      Administrative charges                        13,912               11,397              72,468
                                                 ---------            ---------          ----------
         Total expenses                            146,124              125,525             792,921
                                                 ---------            ---------          ----------
            Net investment income (loss)          (146,124)            (125,525)           (467,324)
                                                 ---------            ---------          ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --              450,860                  --
      Realized gains (losses) on sale of
         investments                                23,384               48,749             136,611
                                                 ---------            ---------          ----------
            Net realized gains (losses)             23,384              499,609             136,611
                                                 ---------            ---------          ----------
      Change in unrealized gains (losses)
         on investments                            745,807              470,618           2,660,858
                                                 ---------            ---------          ----------
      Net increase (decrease) in net assets
         resulting from operations               $ 623,067            $ 844,702          $2,330,145
                                                 =========            =========          ==========

                                             MIST THIRD AVENUE    MSF BLACKROCK    MSF BLACKROCK
                                              SMALL CAP VALUE   AGGRESSIVE GROWTH   BOND INCOME
                                                 SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                               (CLASS B) (c)        (CLASS D)        (CLASS E)
                                             -----------------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                                 $        --        $       --        $1,295,171
                                                -----------        ----------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                    228,877           731,302           624,314
      Administrative charges                         23,147            85,774            61,598
                                                -----------        ----------        ----------
         Total expenses                             252,024           817,076           685,912
                                                -----------        ----------        ----------
            Net investment income (loss)           (252,024)         (817,076)          609,259
                                                -----------        ----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                --                --
      Realized gains (losses) on sale of
         investments                               (113,031)          857,725           267,320
                                                -----------        ----------        ----------
            Net realized gains (losses)            (113,031)          857,725           267,320
                                                -----------        ----------        ----------
      Change in unrealized gains (losses)
         on investments                          (1,983,337)        9,736,586           850,061
                                                -----------        ----------        ----------
      Net increase (decrease) in net assets
         resulting from operations              $(2,348,392)       $9,777,235        $1,726,640
                                                ===========        ==========        ==========

   The accompanying notes are an integral part of these financial statements.

                                              MSF CAPITAL                                     MSF WESTERN ASSET
                                                GUARDIAN    MSF MFS TOTAL  MSF T. ROWE PRICE      MANAGEMENT
                                              U.S. EQUITY      RETURN      LARGE CAP GROWTH    U.S. GOVERNMENT
                                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT          SUBACCOUNT
                                             (CLASS B) (c)    (CLASS F)        (CLASS B)          (CLASS A)
                                             -------------  -------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                $      --     $ 3,920,476       $   8,481           $254,353
                                               ---------     -----------       ---------           --------
EXPENSES:
      Mortality and expense risk
         charges                                  26,147       2,725,378          67,487            129,077
      Administrative charges                       2,624         294,751           6,747             14,603
                                               ---------     -----------       ---------           --------
         Total expenses                           28,771       3,020,129          74,234            143,680
                                               ---------     -----------       ---------           --------
            Net investment income (loss)         (28,771)        900,347         (65,753)           110,673
                                               ---------     -----------       ---------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --       6,614,789          39,124                 --
      Realized gains (losses) on sale of
         investments                               2,573       1,871,121          74,109             97,389
                                               ---------     -----------       ---------           --------
            Net realized gains (losses)            2,573       8,485,910         113,233             97,389
                                               ---------     -----------       ---------           --------
      Change in unrealized gains (losses)
         on investments                         (152,967)     (4,105,824)        266,990             76,548
                                               ---------     -----------       ---------           --------
      Net increase (decrease) in net assets
         resulting from operations             $(179,165)    $ 5,280,433       $ 314,470           $284,610
                                               =========     ===========       =========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              UIF EQUITY  UIF U.S. REAL ESTATE
                                              AND INCOME        SECURITIES      PIONEER FUND VCT
                                              SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                              (CLASS II)        (CLASS I)          (CLASS II)
                                             -----------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                              $ 3,160,001       $   350,437          $  38,387
                                             -----------       -----------          ---------
EXPENSES:
      Mortality and expense risk
         charges                               2,594,152           442,488             58,815
      Administrative charges                     259,922            45,678              5,867
                                             -----------       -----------          ---------
         Total expenses                        2,854,074           488,166             64,682
                                             -----------       -----------          ---------
            Net investment income (loss)         305,927          (137,729)           (26,295)
                                             -----------       -----------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              4,449,038         2,736,634                 --
      Realized gains (losses) on sale of
         investments                           2,021,430           189,414            159,562
                                             -----------       -----------          ---------
            Net realized gains (losses)        6,470,468         2,926,048            159,562
                                             -----------       -----------          ---------
      Change in unrealized gains (losses)
         on investments                       (3,838,179)       (8,560,307)            (8,048)
                                             -----------       -----------          ---------
      Net increase (decrease) in net assets
         resulting from operations           $ 2,938,216       $(5,771,988)         $ 125,219
                                             ===========       ===========          =========

                                             PIONEER MID CAP       PUTNAM VT           PUTNAM VT
                                                VALUE VCT     INTERNATIONAL EQUITY  SMALL CAP VALUE
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                (CLASS II)       (CLASS IB) (a)     (CLASS IB) (a)
                                             ---------------  --------------------  ---------------
INVESTMENT INCOME:
      Dividends                                $   168,645         $   288,646        $   131,045
                                               -----------         -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                   443,992              45,265            114,932
      Administrative charges                        44,938               4,752             11,615
                                               -----------         -----------        -----------
         Total expenses                            488,930              50,017            126,547
                                               -----------         -----------        -----------
            Net investment income (loss)          (320,285)            238,629              4,498
                                               -----------         -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                3,013,523           1,249,537          2,620,894
      Realized gains (losses) on sale of
         investments                               (82,170)          1,582,756          2,596,634
                                               -----------         -----------        -----------
            Net realized gains (losses)          2,931,353           2,832,293          5,217,528
                                               -----------         -----------        -----------
      Change in unrealized gains (losses)
         on investments                         (1,780,787)         (2,264,629)        (3,624,464)
                                               -----------         -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations             $   830,281         $   806,293        $ 1,597,562
                                               ===========         ===========        ===========


   The accompanying notes are an integral part of these financial statements.

                                             VAN KAMPEN LIT   VAN KAMPEN LIT     VAN KAMPEN LIT
                                                COMSTOCK     GROWTH AND INCOME  STRATEGIC GROWTH
                                               SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                               (CLASS II)       (CLASS II)         (CLASS II)
                                             --------------  -----------------  ----------------
INVESTMENT INCOME:
   Dividends                                  $  3,447,774      $ 2,073,344        $        --
                                              ------------      -----------        -----------
EXPENSES:
   Mortality and expense risk
      charges                                    3,040,992        2,082,886            825,763
   Administrative charges                          321,802          222,159             90,653
                                              ------------      -----------        -----------
      Total expenses                             3,362,794        2,305,045            916,416
                                              ------------      -----------        -----------
         Net investment income (loss)               84,980         (231,701)          (916,416)
                                              ------------      -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                4,784,847        5,583,840                 --
      Realized gains (losses) on sale of
         investments                             5,198,906        4,747,945         (1,334,742)
                                              ------------      -----------        -----------
            Net realized gains (losses)          9,983,753       10,331,785         (1,334,742)
                                              ------------      -----------        -----------
      Change in unrealized gains (losses)
         on investments                        (17,380,234)      (8,346,861)        10,644,140
                                              ------------      -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations            $ (7,311,501)     $ 1,753,223        $ 8,392,982
                                              ============      ===========        ===========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period November 12, 2007 to December 31, 2007.

(c) For the period April 30, 2007 to December 31, 2007.

(d) For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                     This page is intentionally left blank.

          METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                              ALLIANCEBERNSTEIN
                                     AIM V.I.CAPITAL APPRECIATION     AIM V.I.CORE EQUITY     GLOBAL TECHNOLOGY
                                              SUBACCOUNT                  SUBACCOUNT              SUBACCOUNT
                                             (SERIES II)                  (SERIES II)              (CLASS B)
                                     ----------------------------  -----------------------  ----------------------
                                        2007 (a)         2006        2007 (a)    2006 (b)      2007        2006
                                     -------------  -------------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $    (8,665) $  (26,535)    $   (11,524) $   (9,753) $  (29,721) $  (25,778)
   Net realized gains (losses)             425,446      55,038         315,901       6,840      69,706      71,040
   Change in unrealized gains
      (losses) on investments             (312,213)     32,520        (150,590)    150,590     234,124      61,141
                                       -----------  ----------     -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   104,568      61,023         153,787     147,677     274,109     106,403
                                       -----------  ----------     -----------  ----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  12,534     105,644          85,288      79,101     333,680     113,608
   Transfers from other funding
      options                               15,415     378,022         318,814   2,038,627     571,879     111,188
   Contract charges                             --        (888)             (3)       (686)       (526)       (610)
   Contract surrenders                     (71,554)   (218,913)        (40,971)    (48,072)   (106,159)   (109,174)
   Transfers to other funding
      options                           (1,685,955)   (148,894)     (2,539,141)   (178,698)   (214,778)   (272,779)
   Other receipts (payments)                (6,534)        (64)         (2,994)    (12,729)         --      (1,456)
                                       -----------  ----------     -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (1,736,094)    114,907      (2,179,007)  1,877,543     584,096    (159,223)
                                       -----------  ----------     -----------  ----------  ----------  ----------
      Net increase (decrease)
         in net assets                  (1,631,526)    175,930      (2,025,220)  2,025,220     858,205     (52,820)
NET ASSETS:
   Beginning of period                   1,631,526   1,455,596       2,025,220          --   1,510,832   1,563,652
                                       -----------  ----------     -----------  ----------  ----------  ----------
   End of period                       $        --  $1,631,526     $        --  $2,025,220  $2,369,037  $1,510,832
                                       ===========  ==========     ===========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        ALLIANCEBERNSTEIN         AMERICAN FUNDS
                                        LARGE-CAP GROWTH          GLOBAL GROWTH
                                           SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                (CLASS 2)
                                     ----------------------  ------------------------
                                        2007        2006        2007         2006
                                     ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (30,859) $  (30,125) $   241,752  $  (105,488)
   Net realized gains (losses)           59,423      63,834    1,057,904      138,442
   Change in unrealized gains
      (losses) on investments           185,886     (75,094)   1,103,836    2,201,755
                                     ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                214,450     (41,385)   2,403,492    2,234,709
                                     ----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                9,814     175,367      946,758    2,440,476
   Transfers from other funding
      options                           151,496     856,978    7,179,001    5,679,345
   Contract charges                        (844)       (869)      (4,782)      (3,378)
   Contract surrenders                 (153,203)   (172,154)  (1,439,338)    (963,145)
   Transfers to other funding
      options                          (237,175)   (484,570)  (1,634,764)  (1,245,013)
   Other receipts (payments)            (15,001)        256      (44,879)    (129,951)
                                     ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (244,913)    375,008    5,001,996    5,778,334
                                     ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                  (30,463)    333,623    7,405,488    8,013,043
NET ASSETS:
   Beginning of period                2,009,799   1,676,176   16,590,536    8,577,493
                                     ----------  ----------  -----------  -----------
   End of period                     $1,979,336  $2,009,799  $23,996,024  $16,590,536
                                     ==========  ==========  ===========  ===========

                                          AMERICAN FUNDS            AMERICAN FUNDS
                                             GROWTH                 GROWTH-INCOME
                                           SUBACCOUNT                SUBACCOUNT
                                            (CLASS 2)                  (CLASS 2)
                                     ------------------------  ------------------------
                                         2007         2006        2007         2006
                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (424,139) $  (330,341) $   (50,987) $   (19,589)
   Net realized gains (losses)         4,162,004      527,002    1,783,901      934,586
   Change in unrealized gains
      (losses) on investments            908,774    2,911,358     (593,728)   2,937,430
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               4,646,639    3,108,019    1,139,186    3,852,427
                                     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             1,197,405    7,534,312      969,707    4,455,237
   Transfers from other funding
      options                          9,078,648    7,791,181    5,403,171    3,418,626
   Contract charges                      (10,720)      (9,204)      (6,881)      (6,036)
   Contract surrenders                (3,768,087)  (2,154,820)  (2,833,914)  (2,079,864)
   Transfers to other funding
      options                         (4,224,811)  (2,839,381)  (2,190,625)  (1,376,801)
   Other receipts (payments)            (215,137)    (296,343)    (395,923)     (55,039)
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    2,057,298   10,025,745      945,535    4,356,123
                                     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 6,703,937   13,133,764    2,084,721    8,208,550
NET ASSETS:
   Beginning of period                43,790,954   30,657,190   33,978,250   25,769,700
                                     -----------  -----------  -----------  -----------
   End of period                     $50,494,891  $43,790,954  $36,062,971  $33,978,250
                                     ===========  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                           FIDELITY VIP                                        FTVIPT MUTUAL
                                           EQUITY-INCOME           FIDELITY VIP MID               SHARES
                                            SUBACCOUNT                    CAP                   SECURITIES
                                             (SERVICE                 SUBACCOUNT                SUBACCOUNT
                                             CLASS 2)              (SERVICE CLASS 2)             (CLASS 2)
                                     ------------------------  ------------------------  ------------------------
                                         2007         2006         2007         2006         2007         2006
                                     -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    34,476  $   139,626  $  (445,605) $  (489,186) $  (145,152) $  (195,536)
   Net realized gains (losses)         1,758,449    1,450,977    4,094,673    3,660,064    3,752,666    2,273,498
   Change in unrealized gains
      (losses) on investments         (1,922,632)     205,842    1,155,887     (240,023)  (2,442,372)   6,954,419
                                     -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (129,707)   1,796,445    4,804,955    2,930,855    1,165,142    9,032,381
                                     -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               576,031      481,264      667,623    3,427,232    1,365,197    6,635,559
   Transfers from other funding
      options                          7,178,066    3,271,291   11,308,909   13,593,344   10,365,445   12,261,789
   Contract charges                       (4,141)      (3,377)     (14,627)     (12,848)     (16,986)     (14,305)
   Contract surrenders                (1,384,696)    (663,102)  (3,978,124)  (2,759,760)  (5,936,723)  (3,624,915)
   Transfers to other funding
      options                         (1,852,159)  (1,166,577)  (5,075,476)  (5,272,816)  (5,423,968)  (3,162,553)
   Other receipts (payments)             (96,862)     (25,193)     (95,791)     (84,717)    (201,063)     (45,325)
                                     -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    4,416,239    1,894,306    2,812,514    8,890,435      151,902   12,050,250
                                     -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 4,286,532    3,690,751    7,617,469   11,821,290    1,317,044   21,082,631
NET ASSETS:
   Beginning of period                12,626,501    8,935,750   36,452,108   24,630,818   67,797,301   46,714,670
                                     -----------  -----------  -----------  -----------  -----------  -----------
   End of period                     $16,913,033  $12,626,501  $44,069,577  $36,452,108  $69,114,345  $67,797,301
                                     ===========  ===========  ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         FTVIPT TEMPLETON
                                              GROWTH                 LMPIS PREMIER
                                            SECURITIES                SELECTIONS
                                            SUBACCOUNT              ALL CAP GROWTH
                                             (CLASS 2)                SUBACCOUNT
                                     ------------------------  -------------------------
                                         2007         2006       2007 (a)        2006
                                     -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (111,843) $   (94,792) $    (64,936) $  (266,205)
   Net realized gains (losses)         2,442,004    1,363,791     1,185,291      521,589
   Change in unrealized gains
      (losses) on investments         (2,093,538)   4,338,464       (58,846)     761,222
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 236,623    5,607,463     1,061,509    1,016,606
                                     -----------  -----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               916,555    4,252,850        22,820      160,386
   Transfers from other funding
      options                          6,097,717    7,993,697        50,656      307,486
   Contract charges                      (11,793)      (9,687)         (139)     (16,079)
   Contract surrenders                (3,464,762)  (1,988,436)     (665,650)  (2,096,015)
   Transfers to other funding
      options                         (3,913,039)  (2,185,030)  (17,860,833)  (1,700,884)
   Other receipts (payments)             (45,163)    (282,484)       73,221     (318,986)
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (420,485)   7,780,910   (18,379,925)  (3,664,092)
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets                  (183,862)  13,388,373   (17,318,416)  (2,647,486)
NET ASSETS:
   Beginning of period                36,478,931   23,090,558    17,318,416   19,965,902
                                     -----------  -----------  ------------  -----------
   End of period                     $36,295,069  $36,478,931  $         --  $17,318,416
                                     ===========  ===========  ============  ===========

                                     LMPVET AGGRESSIVE GROWTH      LMPVET APPRECIATION
                                            SUBACCOUNT                 SUBACCOUNT
                                             (CLASS I)                  (CLASS I)
                                     --------------------------  --------------------------
                                         2007          2006          2007          2006
                                     ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (6,323,578) $ (6,453,149) $ (2,353,804) $ (2,042,708)
   Net realized gains (losses)         14,926,525     7,107,875    54,802,107    21,351,148
   Change in unrealized gains
      (losses) on investments          (8,644,318)   27,189,244   (21,561,074)   36,172,722
                                     ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                  (41,371)   27,843,970    30,887,229    55,481,162
                                     ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              4,548,420    17,522,919     3,883,832    12,169,048
   Transfers from other funding
      options                          28,533,253    17,065,642    58,479,735    10,737,489
   Contract charges                      (242,958)     (259,136)     (293,130)     (293,215)
   Contract surrenders                (39,585,137)  (37,161,953)  (55,449,218)  (49,227,890)
   Transfers to other funding
      options                         (25,825,317)  (22,851,159)  (24,276,860)  (19,976,209)
   Other receipts (payments)           (1,515,146)   (1,761,412)   (2,824,647)   (3,363,015)
                                     ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (34,086,885)  (27,445,099)  (20,480,288)  (49,953,792)
                                     ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets                (34,128,256)      398,871    10,406,941     5,527,370
NET ASSETS:
   Beginning of period                409,685,022   409,286,151   460,610,475   455,083,105
                                     ------------  ------------  ------------  ------------
   End of period                     $375,556,766  $409,685,022  $471,017,416  $460,610,475
                                     ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET APPRECIATION
                                         SUBACCOUNT           LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY
                                         (CLASS II)             SUBACCOUNT               SUBACCOUNT
                                     -------------------  ----------------------  ------------------------
                                      2007 (c)     2006      2007        2006        2007          2006
                                     ----------   ------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    9,531    $--    $  (63,103) $ (44,971)  $   188,968  $   254,933
   Net realized gains (losses)          126,909     --       355,812     282,733      118,970   (1,131,734)
   Change in unrealized gains
      (losses) on investments          (114,662)    --      (269,169)    282,843    1,911,951    7,773,864
                                     ----------    ---    ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 21,778     --        23,540     520,605    2,219,889    6,897,063
                                     ----------    ---    ----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --     --        53,400     137,534      535,417      779,877
   Transfers from other funding
      options                         1,796,202     --       292,110     669,305    1,579,355    1,419,923
   Contract charges                          --     --        (1,356)     (1,335)     (32,726)     (36,003)
   Contract surrenders                  (44,344)    --      (282,735)   (175,636)  (5,075,962)  (5,324,062)
   Transfers to other funding
      options                           (37,931)    --      (494,193)   (335,665)  (3,162,511)  (4,787,137)
   Other receipts (payments)                 --     --       (18,213)       (624)    (215,302)    (293,527)
                                     ----------    ---    ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,713,927     --      (450,987)    293,579   (6,371,729)  (8,240,929)
                                     ----------    ---    ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                1,735,705     --      (427,447)    814,184   (4,151,840)  (1,343,866)
NET ASSETS:
   Beginning of period                       --     --     4,986,735   4,172,551   46,127,038   47,470,904
                                     ----------    ---    ----------  ----------  -----------  -----------
   End of period                     $1,735,705    $--    $4,559,288  $4,986,735  $41,975,198  $46,127,038
                                     ==========    ===    ==========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET FUNDAMENTAL VALUE                              LMPVET INTERNATIONAL     LMPVET INVESTORS
                                            SUBACCOUNT           LMPVET GLOBAL EQUITY       ALL CAP OPPORTUNITY        SUBACCOUNT
                                            (CLASS I)                 SUBACCOUNT                SUBACCOUNT              (CLASS I)
                                    --------------------------  ----------------------  -------------------------  -----------------
                                        2007          2006         2007        2006         2007         2006        2007 (d)   2006
                                    ------------  ------------  ----------  ----------  ------------  -----------  -----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)     $ (1,521,667) $     (8,556) $  (36,817) $  (15,427) $   (297,133) $   310,461  $   155,634   $--
   Net realized gains (losses)        23,810,126    18,674,415     240,207     149,156    24,998,310      877,797    1,919,734    --
   Change in unrealized gains
      (losses) on investments        (22,418,194)   28,346,410     (96,936)    234,774   (22,198,171)   9,682,639   (3,965,497)   --
                                    ------------  ------------  ----------  ----------  ------------  -----------  -----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                (129,735)   47,012,269     106,454     368,503     2,503,006   10,870,897   (1,890,129)   --
                                    ------------  ------------  ----------  ----------  ------------  -----------  -----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             4,059,813    11,490,189      74,650     312,895       754,108      975,632      343,323    --
   Transfers from other funding
      options                          7,815,433    10,979,352     638,869     537,349     2,201,464    2,474,823   83,124,887    --
   Contract charges                     (145,860)     (157,570)       (897)       (770)      (42,638)     (46,894)     (60,609)   --
   Contract surrenders               (31,330,047)  (29,110,713)   (232,623)   (190,061)   (6,730,914)  (5,434,846)  (7,418,474)   --
   Transfers to other funding
      options                        (18,879,475)  (18,685,981)   (253,202)   (413,852)   (3,444,173)  (3,722,072)  (2,843,902)   --
   Other receipts (payments)          (1,163,492)   (1,408,413)    (24,752)   (114,149)     (148,146)    (567,632)    (532,937)   --
                                    ------------  ------------  ----------  ----------  ------------  -----------  -----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions  (39,643,628)  (26,893,136)    202,045     131,412    (7,410,299)  (6,320,989)  72,612,288    --
                                    ------------  ------------  ----------  ----------  ------------  -----------  -----------   ---
      Net increase (decrease)
         in net assets               (39,773,363)   20,119,133     308,499     499,915    (4,907,293)   4,549,908   70,722,159    --
NET ASSETS:
   Beginning of period               349,816,081   329,696,948   3,127,967   2,628,052    53,252,373   48,702,465           --    --
                                    ------------  ------------  ----------  ----------  ------------  -----------  -----------   ---
   End of period                    $310,042,718  $349,816,081  $3,436,466  $3,127,967  $ 48,345,080  $53,252,373  $70,722,159   $--
                                    ============  ============  ==========  ==========  ============  ===========  ===========   ===

   The accompanying notes are an integral part of these financial statements.

                                      LMPVET LARGE CAP GROWTH        LMPVET LIFESTYLE            LMPVET LIFESTYLE
                                             SUBACCOUNT               ALLOCATION 50%              ALLOCATION 70%
                                             (CLASS I)                  SUBACCOUNT                  SUBACCOUNT
                                     -------------------------  --------------------------  --------------------------
                                          2007         2006         2007          2006          2007          2006
                                     -----------   -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (415,980)  $  (413,994) $  2,773,530  $  1,933,767  $    875,581  $    352,736
   Net realized gains (losses)         1,064,585       679,571     3,690,913     1,259,208     1,441,064      (986,043)
   Change in unrealized gains
      (losses) on investments            361,833       437,572    (3,929,734)    6,603,532      (187,668)    6,675,759
                                     -----------   -----------  ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               1,010,438       703,149     2,534,709     9,796,507     2,128,977     6,042,452
                                     -----------   -----------  ------------  ------------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               731,682       687,442     1,072,932     1,671,243       435,392       979,796
   Transfers from other funding
      options                          1,045,464     1,847,775     6,313,760     2,237,920     2,204,436       441,186
   Contract charges                      (12,102)      (13,656)      (78,120)      (89,439)      (70,723)      (81,282)
   Contract surrenders                (2,942,807)   (3,134,291)  (19,879,469)  (18,715,764)  (13,066,562)  (10,926,934)
   Transfers to other funding
      options                         (2,724,462)   (2,925,819)   (6,766,883)   (8,031,524)   (3,446,692)   (3,955,106)
   Other receipts (payments)             122,592      (335,775)   (1,806,693)   (2,963,822)     (866,970)     (850,523)
                                     -----------   -----------  ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,779,633)   (3,874,324)  (21,144,473)  (25,891,386)  (14,811,119)  (14,392,863)
                                     -----------   -----------  ------------  ------------  ------------  ------------
      Net increase (decrease)
         in net assets                (2,769,195)   (3,171,175)  (18,609,764)  (16,094,879)  (12,682,142)   (8,350,411)
NET ASSETS:
   Beginning of period                27,625,168    30,796,343   152,340,298   168,435,177    84,709,604    93,060,015
                                     -----------   -----------  ------------  ------------  ------------  ------------
   End of period                     $24,855,973   $27,625,168  $133,730,534  $152,340,298  $ 72,027,462  $ 84,709,604
                                     ===========   ===========  ============  ============  ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          LMPVET LIFESTYLE         LMPVET MID CAP CORE    LMPVET MULTIPLE DISCIPLINE
                                           ALLOCATION 85%              SUBACCOUNT            SUBACCOUNT-LARGE CAP
                                             SUBACCOUNT                 (CLASS I)              GROWTH AND VALUE
                                     -----------------------    ------------------------  --------------------------
                                         2007         2006          2007         2006       2007 (e)      2006
                                     -----------  ------------  -----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    48,453  $   (256,746) $  (477,858) $  (408,906) $   (16,989)    $  (16,639)
   Net realized gains (losses)         4,165,161       140,801    8,290,853    5,953,512      246,386         67,602
   Change in unrealized gains
      (losses) on investments         (2,996,565)    4,480,282   (5,584,003)    (796,241)    (192,118)       120,228
                                     -----------  ------------  -----------  -----------  -----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,217,049     4,364,337    2,228,992    4,748,365       37,279        171,191
                                     -----------  ------------  -----------  -----------  -----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               616,116       451,678      988,351    1,098,587        1,651         54,416
   Transfers from other funding
      options                          1,657,266       379,743    1,374,023    1,326,335      169,444        302,108
   Contract charges                      (54,388)      (62,723)     (18,859)     (19,738)        (427)          (407)
   Contract surrenders                (8,992,186)   (8,142,984)  (3,881,744)  (3,286,489)    (131,872)      (217,538)
   Transfers to other funding
      options                         (1,436,836)   (3,991,685)  (3,067,973)  (2,987,420)  (1,910,802)      (161,940)
   Other receipts (payments)            (193,892)     (205,921)      44,388     (370,431)          --             --
                                     -----------  ------------  -----------  -----------  -----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (8,403,920)  (11,571,892)  (4,561,814)  (4,239,156)  (1,872,006)       (23,361)
                                     -----------  ------------  -----------  -----------  -----------     ----------
      Net increase (decrease)
         in net assets                (7,186,871)   (7,207,555)  (2,332,822)     509,209   (1,834,727)       147,830
NET ASSETS:
   Beginning of period                56,412,371    63,619,926   39,400,277   38,891,068    1,834,727      1,686,897
                                     -----------  ------------  -----------  -----------  -----------     ----------
   End of period                     $49,225,500  $ 56,412,371  $37,067,455  $39,400,277  $        --     $1,834,727
                                     ===========  ============  ===========  ===========  ===========     ==========

                                     LMPVET SMALL CAP GROWTH
                                            SUBACCOUNT
                                            (CLASS I)
                                     -----------------------
                                       2007 (d)         2006
                                     -----------        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (180,812)        $--
   Net realized gains (losses)         1,183,853          --
   Change in unrealized gains
      (losses) on investments           (765,023)         --
                                     -----------         ---
      Net increase (decrease)
         in net assets resulting
         from operations                 238,018          --
                                     -----------         ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               140,888          --
   Transfers from other funding
      options                         18,651,321          --
   Contract charges                       (9,003)         --
   Contract surrenders                (1,259,341)         --
   Transfers to other funding
      options                         (1,056,741)         --
   Other receipts (payments)             (22,007)         --
                                     -----------         ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   16,445,117          --
                                     -----------         ---
      Net increase (decrease)
         in net assets                16,683,135          --
NET ASSETS:
   Beginning of period                        --          --
                                     -----------         ---
   End of period                     $16,683,135         $--
                                     ===========         ===

   The accompanying notes are an integral part of these financial statements.

                                            LMPVET SOCIAL           LMPVPV SMALL CAP
                                             AWARENESS            GROWTH OPPORTUNITIES     LMPIS GROWTH AND INCOME
                                             SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                     ------------------------  -------------------------  -------------------------
                                          2007         2006      2007 (a)        2006       2007 (a)         2006
                                     -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (36,182) $  (212,826) $    (83,123) $  (274,152) $   (209,480) $  (438,283)
   Net realized gains (losses)         3,481,231      121,447     3,487,045    1,644,769    12,226,538    1,115,415
   Change in unrealized gains
      (losses) on investments         (1,687,755)   1,236,016    (2,225,441)     433,440    (9,620,052)   4,777,425
                                     -----------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               1,757,294    1,144,637     1,178,481    1,804,057     2,397,006    5,454,557
                                     -----------  -----------  ------------  -----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               295,610      222,535        71,304      866,019       120,666    1,043,039
   Transfers from other funding
      options                            610,809      416,051       304,337    2,183,104       349,753    1,360,047
   Contract charges                      (11,973)     (13,271)         (109)     (10,010)         (248)     (27,783)
   Contract surrenders                (1,835,482)  (2,120,159)     (681,699)  (1,849,109)   (1,760,569)  (6,744,985)
   Transfers to other funding
      options                           (947,597)  (1,492,694)  (18,740,156)  (2,267,398)  (54,581,136)  (2,405,860)
   Other receipts (payments)             (59,783)    (299,168)       (3,184)     (96,991)      (72,385)    (427,924)
                                     -----------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,948,416)  (3,286,706)  (19,049,507)  (1,174,385)  (55,943,919)  (7,203,466)
                                     -----------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets                  (191,122)  (2,142,069)  (17,871,026)     629,672   (53,546,913)  (1,748,909)
NET ASSETS:
   Beginning of period                20,161,665   22,303,734    17,871,026   17,241,354    53,546,913   55,295,822
                                     -----------  -----------  ------------  -----------  ------------  -----------
   End of period                     $19,970,543  $20,161,665  $         --  $17,871,026  $         --  $53,546,913
                                     ===========  ===========  ============  ===========  ============  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET CAPITAL AND INCOME  LMPVET CAPITAL AND INCOME
                                            SUBACCOUNT                 SUBACCOUNT
                                             (CLASS I)                 (CLASS II)
                                     -------------------------  -------------------------
                                          2007 (d)     2006            2007        2006
                                     --------------   --------  --------------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $    54,418      $--     $     2,621  $   (3,495)
   Net realized gains (losses)            5,091,271       --       1,482,403     186,336
   Change in unrealized gains
      (losses) on investments            (5,174,099)      --      (1,230,000)    207,944
                                        -----------      ---     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    (28,410)      --         255,024     390,785
                                        -----------      ---     -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   30,734       --         753,093     280,970
   Transfers from other funding
      options                            36,837,095       --       4,155,350     433,114
   Contract charges                          (6,979)      --          (1,273)       (980)
   Contract surrenders                   (1,457,319)      --        (360,257)   (266,797)
   Transfers to other funding
      options                            (3,406,816)      --        (442,790)   (514,297)
   Other receipts (payments)                (37,918)      --        (153,827)     (7,352)
                                        -----------      ---     -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      31,958,797       --       3,950,296     (75,342)
                                        -----------      ---     -----------  ----------
      Net increase (decrease)
         in net assets                   31,930,387       --       4,205,320     315,443
NET ASSETS:
   Beginning of period                           --       --       4,853,165   4,537,722
                                        -----------      ---     -----------  ----------
   End of period                        $31,930,387      $--     $ 9,058,485  $4,853,165
                                        ===========      ===     ===========  ==========

                                        LMPVIT ADJUSTABLE         LMPVIT GOVERNMENT
                                           RATE INCOME               SUBACCOUNT
                                           SUBACCOUNT                 (CLASS I)
                                     -----------------------  --------------------------
                                        2007         2006         2007          2006
                                     ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   76,267  $    80,522  $  3,082,319  $  2,258,867
   Net realized gains (losses)           (4,594)       5,016      (581,992)     (727,155)
   Change in unrealized gains
      (losses) on investments           (79,306)      (9,066)   (1,710,181)      648,268
                                     ----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 (7,633)      76,472       790,146     2,179,980
                                     ----------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              116,068      699,491       781,973     3,046,759
   Transfers from other funding
      options                           488,226      670,165     6,106,144     7,434,928
   Contract charges                        (524)        (520)      (35,064)      (41,449)
   Contract surrenders                 (469,228)    (255,292)   (9,606,254)  (11,084,468)
   Transfers to other funding
      options                          (463,707)  (1,130,052)   (7,718,849)   (9,255,979)
   Other receipts (payments)            (66,447)     (31,332)   (1,241,546)     (599,430)
                                     ----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (395,612)     (47,540)  (11,713,596)  (10,499,639)
                                     ----------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets                 (403,245)      28,932   (10,923,450)   (8,319,659)
NET ASSETS:
   Beginning of period                2,965,800    2,936,868    95,426,644   103,746,303
                                     ----------  -----------  ------------  ------------
   End of period                     $2,562,555  $ 2,965,800  $ 84,503,194  $ 95,426,644
                                     ==========  ===========  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                           LMPVIT HIGH INCOME           LMPVIT MONEY MARKET       LMPVPII CAPITAL AND INCOME
                                               SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                      ---------------------------   ---------------------------  ---------------------------
                                          2007           2006            2007          2006         2007 (a)         2006
                                      ------------   ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $ 6,095,187   $  5,587,440   $  1,945,326   $  2,037,430  $     24,004    $    86,317
   Net realized gains (losses)          (1,121,942)    (1,262,595)            --             --     4,176,042        338,441
   Change in unrealized gains
      (losses) on investments           (6,001,482)     3,778,828             --             --    (2,421,470)     2,286,421
                                       -----------   ------------   ------------   ------------  ------------    -----------
      Net increase (decrease)
         in net assets resulting
         from operations                (1,028,237)     8,103,673      1,945,326      2,037,430     1,778,576      2,711,179
                                       -----------   ------------   ------------   ------------  ------------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               1,272,145      4,255,817      2,162,788      8,451,830       790,373      8,193,479
   Transfers from other funding
      options                            4,934,173      5,404,516     22,334,850     15,959,584     1,173,273      5,890,614
   Contract charges                        (34,027)       (38,114)       (31,216)       (33,316)          (43)        (5,500)
   Contract surrenders                  (9,804,001)   (10,239,390)   (14,661,101)   (10,505,685)     (882,335)    (1,568,566)
   Transfers to other funding
      options                           (4,070,352)    (6,561,143)   (14,766,394)   (25,634,301)  (37,236,372)    (2,214,210)
   Other receipts (payments)              (933,495)      (808,842)      (661,194)    (1,723,422)      (21,655)      (481,246)
                                       -----------   ------------   ------------   ------------  ------------    -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (8,635,557)    (7,987,156)    (5,622,267)   (13,485,310)  (36,176,759)     9,814,571
                                       -----------   ------------   ------------   ------------  ------------    -----------
      Net increase (decrease)
         in net assets                  (9,663,794)       116,517     (3,676,941)   (11,447,880)  (34,398,183)    12,525,750
NET ASSETS:
   Beginning of period                  92,443,186     92,326,669     62,363,493     73,811,373    34,398,183     21,872,433
                                       -----------   ------------   ------------   ------------  ------------    -----------
   End of period                       $82,779,392   $ 92,443,186   $ 58,686,552   $ 62,363,493  $         --    $34,398,183
                                       ===========   ============   ============   ============  ============    ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                        MIST BLACKROCK
                                               LMPVPIII                 LARGE-CAP CORE
                                            LARGE CAP VALUE               SUBACCOUNT
                                               SUBACCOUNT                  (CLASS E)
                                      ---------------------------   ----------------------
                                         2007 (a)        2006         2007 (d)      2006
                                      ------------   ------------   ------------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    (68,114)  $   (180,131)   $  (521,341)   $    --
   Net realized gains (losses)          12,362,740      2,022,507         18,160         --
   Change in unrealized gains
      (losses) on investments           (8,179,975)    10,625,536        497,178         --
                                      ------------   ------------    -----------    -------
      Net increase (decrease)
         in net assets resulting
         from operations                 4,114,651     12,467,912         (6,003)        --
                                      ------------   ------------    -----------    -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 211,766        840,870        223,458         --
   Transfers from other funding
      options                            1,255,248      1,236,848     57,837,150         --
   Contract charges                         (1,007)       (68,911)       (50,226)        --
   Contract surrenders                  (3,867,371)    (9,957,682)    (5,579,474)        --
   Transfers to other funding
      options                          (83,600,287)    (4,562,991)    (1,560,565)        --
   Other receipts (payments)               (88,909)      (497,662)      (504,281)        --
                                      ------------   ------------    -----------    -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (86,090,560)   (13,009,528)    50,366,062         --
                                      ------------   ------------    -----------    -------
      Net increase (decrease)
         in net assets                 (81,975,909)      (541,616)    50,360,059         --
NET ASSETS:
   Beginning of period                  81,975,909     82,517,525             --         --
                                      ------------   ------------    -----------    -------
   End of period                      $         --   $ 81,975,909    $50,360,059    $    --
                                      ============   ============    ===========    =======

                                             MIST BLACKROCK               MIST LORD ABBETT
                                             LARGE-CAP CORE                BOND DEBENTURE
                                               SUBACCOUNT                    SUBACCOUNT
                                               (CLASS A)                     (CLASS A)
                                      ---------------------------   ---------------------------
                                         2007 (a)       2006 (b)        2007         2006 (b)
                                      ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    132,447    $  (552,457)   $   992,865    $  (286,438)
   Net realized gains (losses)           6,438,980        (79,263)       261,412         41,378
   Change in unrealized gains
      (losses) on investments           (3,843,310)     3,843,311         55,947      1,431,073
                                      ------------    -----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 2,728,117      3,211,591      1,310,224      1,186,013
                                      ------------    -----------    -----------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 161,117        277,579        551,049        196,758
   Transfers from other funding
      options                              190,934     62,297,046      4,315,926     27,483,364
   Contract charges                           (922)       (57,401)        (5,622)        (5,668)
   Contract surrenders                  (2,749,940)    (4,514,242)    (2,464,041)    (1,738,610)
   Transfers to other funding
      options                          (58,640,329)    (2,407,793)    (2,749,250)    (1,150,423)
   Other receipts (payments)              (103,649)      (392,108)      (481,342)      (135,652)
                                      ------------    -----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (61,142,789)    55,203,081       (833,280)    24,649,769
                                      ------------    -----------    -----------    -----------
      Net increase (decrease)
         in net assets                 (58,414,672)    58,414,672        476,944     25,835,782
NET ASSETS:
   Beginning of period                  58,414,672             --     25,835,782             --
                                      ------------    -----------    -----------    -----------
   End of period                      $         --    $58,414,672    $26,312,726    $25,835,782
                                      ============    ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                                                               MIST MET/AIM         MIST MFS
                                        MIST LORD ABBETT          CAPITAL           RESEARCH
                                        GROWTH AND INCOME      APPRECIATION      INTERNATIONAL
                                           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                           (CLASS B)             (CLASS E)          (CLASS B)
                                     ----------------------  ----------------  -----------------
                                        2007      2006 (b)    2007 (d)   2006    2007 (d)   2006
                                     ----------  ----------  ----------  ----  -----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (67,556) $  (93,120) $  (20,048)  $--  $  (146,124)  $--
   Net realized gains (losses)          481,342      10,508       4,811    --       23,384    --
   Change in unrealized gains
      (losses) on investments          (228,374)    677,684      58,871    --      745,807    --
                                     ----------  ----------  ----------   ---  -----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                185,412     595,072      43,634    --      623,067    --
                                     ----------  ----------  ----------   ---  -----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               47,166      46,489       9,230    --      224,821    --
   Transfers from other funding
      options                           322,825   8,532,001   2,058,308    --   17,579,181    --
   Contract charges                      (3,178)     (3,399)       (860)   --       (4,924)   --
   Contract surrenders                 (682,764)   (418,858)   (121,570)   --     (915,103)   --
   Transfers to other funding
      options                          (408,089)   (196,330)    (43,042)   --   (1,063,087)   --
   Other receipts (payments)            (71,648)     (3,539)         --    --      (36,520)   --
                                     ----------  ----------  ----------   ---  -----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (795,688)  7,956,364   1,902,066    --   15,784,368    --
                                     ----------  ----------  ----------   ---  -----------   ---
      Net increase (decrease)
         in net assets                 (610,276)  8,551,436   1,945,700    --   16,407,435    --
NET ASSETS:
   Beginning of period                8,551,436          --          --    --           --    --
                                     ----------  ----------  ----------   ---  -----------   ---
   End of period                     $7,941,160  $8,551,436  $1,945,700   $--  $16,407,435   $--
                                     ==========  ==========  ==========   ===  ===========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        MIST OPPENHEIMER           MIST PIONEER        MIST THIRD AVENUE        MSF BLACKROCK
                                      CAPITAL APPRECIATION       STRATEGIC INCOME       SMALL CAP VALUE       AGGRESSIVE GROWTH
                                           SUBACCOUNT               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                            (CLASS B)               (CLASS A)              (CLASS B)              (CLASS D)
                                     ----------------------  ------------------------  -----------------  ------------------------
                                        2007      2006 (b)      2007        2006 (b)     2007 (d)   2006     2007        2006 (b)
                                     ----------  ----------  -----------  -----------  -----------  ----  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (125,525) $  (74,675) $  (467,324) $ 1,626,857  $  (252,024)  $--  $  (817,076) $  (565,738)
   Net realized gains (losses)          499,609      (8,121)     136,611       50,090     (113,031)   --      857,725     (602,257)
   Change in unrealized gains
      (losses) on investments           470,618     187,092    2,660,858     (119,753)  (1,983,337)   --    9,736,586     (752,253)
                                     ----------  ----------  -----------  -----------  -----------   ---  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                844,702     104,296    2,330,145    1,557,194   (2,348,392)   --    9,777,235   (1,920,248)
                                     ----------  ----------  -----------  -----------  -----------   ---  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              406,235      74,735    1,727,478    2,923,136      139,618    --      561,079      340,621
   Transfers from other funding
      options                         1,806,683   7,301,911    9,878,333   48,066,493   26,606,022    --    2,897,933   68,229,137
   Contract charges                      (2,900)     (2,813)     (10,691)      (9,315)      (8,443)   --      (63,116)     (69,062)
   Contract surrenders                 (724,179)   (326,868)  (4,875,156)  (2,660,113)  (1,599,034)   --   (7,928,303)  (4,748,248)
   Transfers to other funding
      options                          (355,946)   (251,253)  (4,163,767)  (3,598,930)  (2,725,142)   --   (4,321,655)  (4,421,274)
   Other receipts (payments)             (8,951)     18,096     (495,047)    (167,387)     (22,229)   --     (327,746)    (438,251)
                                     ----------  ----------  -----------  -----------  -----------   ---  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,120,942   6,813,808    2,061,150   44,553,884   22,390,792    --   (9,181,808)  58,892,923
                                     ----------  ----------  -----------  -----------  -----------   ---  -----------  -----------
      Net increase (decrease)
         in net assets                1,965,644   6,918,104    4,391,295   46,111,078   20,042,400    --      595,427   56,972,675
NET ASSETS:
   Beginning of period                6,918,104          --   46,111,078           --           --    --   56,972,675           --
                                     ----------  ----------  -----------  -----------  -----------   ---  -----------  -----------
   End of period                     $8,883,748  $6,918,104  $50,502,373  $46,111,078  $20,042,400   $--  $57,568,102  $56,972,675
                                     ==========  ==========  ===========  ===========  ===========   ===  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                           MSF BLACKROCK           MSF CAPITAL                MSF MFS
                                            BOND INCOME        GUARDIAN U.S. EQUITY        TOTAL RETURN
                                            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                             (CLASS E)              (CLASS B)                (CLASS F)
                                     ------------------------  -------------------  --------------------------
                                         2007       2006 (b)    2007 (d)     2006       2007        2006 (b)
                                     -----------  -----------  ----------  -------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   609,259  $  (482,117) $  (28,771)  $  --   $    900,347  $ (2,048,838)
   Net realized gains (losses)           267,320       77,058       2,573      --      8,485,910       299,644
   Change in unrealized gains
      (losses) on investments            850,061    1,960,953    (152,967)     --     (4,105,824)   14,932,019
                                     -----------  -----------  ----------   -----   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations               1,726,640    1,555,894    (179,165)     --      5,280,433    13,182,825
                                     -----------  -----------  ----------   -----   ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               380,757      447,131      69,191      --      1,800,655     1,650,877
   Transfers from other funding
      options                          3,559,694   45,712,962   2,991,876      --      6,804,642   207,591,242
   Contract charges                      (10,972)     (12,072)       (897)     --        (90,130)      (98,295)
   Contract surrenders                (3,917,777)  (2,418,132)    (89,178)     --    (21,852,982)  (13,273,176)
   Transfers to other funding
      options                         (3,713,392)  (2,813,291)   (179,453)     --     (7,387,559)   (7,282,714)
   Other receipts (payments)            (369,091)    (148,344)    (23,402)     --     (1,164,237)   (1,130,509)
                                     -----------  -----------  ----------   -----   ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,070,781)  40,768,254   2,768,137      --    (21,889,611)  187,457,425
                                     -----------  -----------  ----------   -----   ------------  ------------
      Net increase (decrease)
         in net assets                (2,344,141)  42,324,148   2,588,972      --    (16,609,178)  200,640,250
NET ASSETS:
   Beginning of period                42,324,148           --          --      --    200,640,250            --
                                     -----------  -----------  ----------   -----   ------------  ------------
   End of period                     $39,980,007  $42,324,148  $2,588,972   $  --   $184,031,072  $200,640,250
                                     ===========  ===========  ==========   =====   ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF WESTERN
                                        MSF T.ROWE PRICE         ASSET MANAGEMENT
                                        LARGE CAP GROWTH          U.S. GOVERNMENT
                                           SUBACCOUNT               SUBACCOUNT
                                            (CLASS B)                (CLASS A)
                                     ----------------------  ------------------------
                                        2007      2006 (b)       2007       2006 (b)
                                     ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (65,753) $  (45,355) $   110,673  $   (87,763)
   Net realized gains (losses)          113,233        (414)      97,389       54,014
   Change in unrealized gains
      (losses) on investments           266,990     315,602       76,548      337,290
                                     ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                314,470     269,833      284,610      303,541
                                     ----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               88,063      57,300      277,504      858,536
   Transfers from other funding
      options                           903,946   4,387,129    4,861,956   11,128,651
   Contract charges                      (1,550)     (1,410)      (1,677)      (1,859)
   Contract surrenders                 (328,012)   (353,520)  (1,047,263)    (502,578)
   Transfers to other funding
      options                          (393,095)   (264,963)  (3,850,155)  (2,535,020)
   Other receipts (payments)            (16,932)         --     (121,768)     (18,762)
                                     ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     252,420   3,824,536      118,597    8,928,968
                                     ----------  ----------  -----------  -----------
      Net increase (decrease)
         in net assets                  566,890   4,094,369      403,207    9,232,509
NET ASSETS:
   Beginning of period                4,094,369          --    9,232,509           --
                                     ----------  ----------  -----------  -----------
   End of period                     $4,661,259  $4,094,369  $ 9,635,716  $ 9,232,509
                                     ==========  ==========  ===========  ===========

                                                                         UIF U.S.
                                        UIF EQUITY AND INCOME     REAL ESTATE SECURITIES
                                             SUBACCOUNT                 SUBACCOUNT
                                             (CLASS II)                  (CLASS I)
                                     --------------------------  ------------------------
                                         2007          2006          2007         2006
                                     ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    305,927  $   (776,607) $  (137,729) $  (101,294)
   Net realized gains (losses)          6,470,468     4,333,793    2,926,048    1,409,397
   Change in unrealized gains
      (losses) on investments          (3,838,179)   12,518,580   (8,560,307)   4,829,149
                                     ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                2,938,216    16,075,766   (5,771,988)   6,137,252
                                     ------------  ------------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              4,276,637    15,139,002    1,087,803    3,656,609
   Transfers from other funding
      options                          15,723,404    20,281,087   10,305,878   13,493,184
   Contract charges                       (38,295)      (34,643)     (10,639)      (7,647)
   Contract surrenders                (14,466,963)  (11,567,486)  (3,116,116)  (1,499,270)
   Transfers to other funding
      options                          (7,671,554)   (8,084,829)  (9,530,696)  (2,597,546)
   Other receipts (payments)             (765,395)   (1,265,997)    (127,202)     (22,112)
                                     ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (2,942,166)   14,467,134   (1,390,972)  13,023,218
                                     ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets                     (3,950)   30,542,900   (7,162,960)  19,160,470
NET ASSETS:
   Beginning of period                168,126,399   137,583,499   29,912,998   10,752,528
                                     ------------  ------------  -----------  -----------
   End of period                     $168,122,449  $168,126,399  $22,750,038  $29,912,998
                                     ============  ============  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                                                   PIONEER MID CAP             PUTNAM VT
                                         PIONEER FUND VCT             VALUE VCT           INTERNATIONAL EQUITY
                                            SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                            (CLASS II)               (CLASS II)                (CLASS IB)
                                      ----------------------  ------------------------  -------------------------
                                          2007        2006        2007         2006       2007 (a)        2006
                                      ----------  ----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (26,295) $  (18,160) $  (320,285) $  (403,778) $    238,629  $   (74,261)
   Net realized gains (losses)           159,562      83,938    2,931,353    6,382,931     2,832,293      154,595
   Change in unrealized gains
      (losses) on investments             (8,048)    385,895   (1,780,787)  (3,520,087)   (2,264,629)   1,417,596
                                      ----------  ----------  -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 125,219     451,673      830,281    2,459,066       806,293    1,497,930
                                      ----------  ----------  -----------  -----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                67,945     143,184      682,985    2,597,449        76,284      418,059
   Transfers from other funding
      options                            451,571     674,504    7,209,507    4,385,877     1,256,272    4,763,409
   Contract charges                       (1,209)     (1,048)     (10,030)      (8,718)          (42)      (2,713)
   Contract surrenders                  (399,919)   (370,826)  (2,161,532)  (1,570,049)     (202,467)    (556,484)
   Transfers to other funding
      options                           (267,778)    (91,267)  (2,878,686)  (2,889,223)  (11,262,943)  (1,097,158)
   Other receipts (payments)             (19,673)    (14,030)     (64,659)     (86,568)           --      (13,564)
                                      ----------  ----------  -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (169,063)    340,517    2,777,585    2,428,768   (10,132,896)   3,511,549
                                      ----------  ----------  -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets                   (43,844)    792,190    3,607,866    4,887,834    (9,326,603)   5,009,479
NET ASSETS:
   Beginning of period                 3,814,949   3,022,759   26,735,536   21,847,702     9,326,603    4,317,124
                                      ----------  ----------  -----------  -----------  ------------  -----------
   End of period                      $3,771,105  $3,814,949  $30,343,402  $26,735,536  $         --  $ 9,326,603
                                      ==========  ==========  ===========  ===========  ============  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 to December 31, 2006.

(c)  For the period November 12, 2007 to December 31, 2007.

(d)  For the period April 30, 2007 to December 31, 2007.

(e)  For the period January 1, 2007 to November 9, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              PUTNAM VT                VAN KAMPEN LIT
                                           SMALL CAP VALUE                COMSTOCK
                                              SUBACCOUNT                 SUBACCOUNT
                                              (CLASS IB)                  (CLASS II)
                                      -------------------------  --------------------------
                                        2007 (a)        2006         2007          2006
                                      ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $      4,498  $  (285,081) $     84,980  $   (607,763)
   Net realized gains (losses)           5,217,528    2,161,717     9,983,753    15,197,814
   Change in unrealized gains
      (losses) on investments           (3,624,464)   1,019,412   (17,380,234)   13,642,293
                                      ------------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 1,597,562    2,896,048    (7,311,501)   28,232,344
                                      ------------  -----------  ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 220,739    2,611,569     2,861,177     9,267,203
   Transfers from other funding
      options                            1,091,764    5,089,733     8,883,116    10,730,340
   Contract charges                           (101)      (8,058)      (92,967)      (99,747)
   Contract surrenders                    (675,581)  (1,702,484)  (18,721,767)  (17,685,357)
   Transfers to other funding
      options                          (25,854,154)  (1,841,688)  (13,701,944)  (11,632,620)
   Other receipts (payments)               (25,204)     (70,431)     (916,193)   (1,366,746)
                                      ------------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (25,242,537)   4,078,641   (21,688,578)  (10,786,927)
                                      ------------  -----------  ------------  ------------
      Net increase (decrease)
         in net assets                 (23,644,975)   6,974,689   (29,000,079)   17,445,417
NET ASSETS:
   Beginning of period                  23,644,975   16,670,286   220,686,029   203,240,612
                                      ------------  -----------  ------------  ------------
   End of period                      $         --  $23,644,975  $191,685,950  $220,686,029
                                      ============  ===========  ============  ============

                                            VAN KAMPEN LIT             VAN KAMPEN LIT
                                          GROWTH AND INCOME           STRATEGIC GROWTH
                                              SUBACCOUNT                 SUBACCOUNT
                                               (CLASS II)                 (CLASS II)
                                      --------------------------  ------------------------
                                          2007          2006         2007          2006
                                      ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (231,701) $   (833,568) $  (916,416) $  (971,428)
   Net realized gains (losses)          10,331,785    12,087,091   (1,334,742)  (2,683,813)
   Change in unrealized gains
      (losses) on investments           (8,346,861)    7,956,216   10,644,140    4,238,328
                                      ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 1,753,223    19,209,739    8,392,982      583,087
                                      ------------  ------------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               1,834,601     5,020,434      697,596    1,338,161
   Transfers from other funding
      options                            6,917,394     9,011,780    2,034,898    2,576,641
   Contract charges                        (60,129)      (63,413)     (46,491)     (52,010)
   Contract surrenders                 (13,703,159)  (13,955,424)  (6,136,955)  (6,717,704)
   Transfers to other funding
      options                           (9,620,103)   (7,842,716)  (5,105,118)  (5,440,584)
   Other receipts (payments)              (943,602)     (582,812)    (176,708)    (658,161)
                                      ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (15,574,998)   (8,412,151)  (8,732,778)  (8,953,657)
                                      ------------  ------------  -----------  -----------
      Net increase (decrease)
         in net assets                 (13,821,775)   10,797,588     (339,796)  (8,370,570)
NET ASSETS:
   Beginning of period                 150,725,281   139,927,693   60,599,501   68,970,071
                                      ------------  ------------  -----------  -----------
   End of period                      $136,903,506  $150,725,281  $60,259,705  $60,599,501
                                      ============  ============  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                        NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Separate Account PF II for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Board of Directors of MetLife Life and Annuity Company of Connecticut ("MLAC") on July 30, 1997 to support operations of MLAC with respect to certain variable annuity contracts (the "Contracts"). On December 7, 2007, MLAC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
Pioneer Variable Contracts Trust ("Pioneer")
Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

AllianceBernstein Global Technology Subaccount (Class B)
AllianceBernstein Large-Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Fidelity VIP Equity-Income Subaccount (Service Class 2)
Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)

LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Lifestyle Allocation 50% Subaccount
LMPVET Lifestyle Allocation 70% Subaccount
LMPVET Lifestyle Allocation 85% Subaccount
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class I)
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Government Subaccount (Class I)
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class E)
MIST MFS Research International Subaccount (Class B)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class E)
MSF Capital Guardian U.S. Equity Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
UIF Equity and Income Subaccount (Class II)
UIF U.S. Real Estate Securities Subaccount (Class I)
Pioneer Fund VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Growth and Income Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class II)

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Capital Appreciation Subaccount
AIM V.I. Core Equity Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPV Small Cap Growth Opportunities Subaccount
LMPIS Growth and Income Subaccount
LMPVPII Capital and Income Subaccount
LMPVPIII Large Cap Value Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                              NEW NAME
---------------------------------------------------   ----------------------------------------------------
Legg Mason Partners Variable Multiple Discipline      Legg Mason Partners Variable Capital and Income
   Portfolio - Balanced All Cap Growth and Value         Portfolio
Legg Mason Partners Variable Balanced Portfolio       Legg Mason Partners Variable Allocation 50%
                                                         Portfolio
Legg Mason Partners Variable High Growth Portfolio    Legg Mason Partners Variable Allocation 85%
                                                         Portfolio
Legg Mason Partners Variable Growth Portfolio         Legg Mason Partners Variable Allocation 70%
                                                         Portfolio
Legg Mason Partners Variable International All Cap    Legg Mason Partners Variable International All Cap
   Growth Portfolio                                      Opportunity Portfolio
Legg Mason Partners Variable Social Awareness Stock   Legg Mason Partners Variable Social Awareness
   Portfolio                                             Portfolio
Legg Mason Partners Variable Multiple Discipline      Legg Mason Partners Variable Capital Portfolio
   Portfolio - All Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline      Legg Mason Partners Variable Global Equity Portfolio
   Portfolio - Global All Cap Growth and Value

MERGERS:

OLD NAME                                              NEW NAME
---------------------------------------------------   ----------------------------------------------------
Legg Mason Partners Variable Premier Selections All   Legg Mason Partners Variable Aggressive Growth
   Cap Growth Portfolio                                  Portfolio
Legg Mason Partners Variable Large Cap Value          Legg Mason Partners Variable Investors Portfolio
   Portfolio
Legg Mason Partners Variable Small Cap Growth         Legg Mason Partners Variable Small Cap Growth
   Opportunities Portfolio                               Portfolio
Legg Mason Partners Variable Growth and Income        Legg Mason Partners Variable Appreciation Portfolio
   Portfolio
Legg Mason Partners Variable Capital and Income       Legg Mason Partners Variable Multiple Discipline
   Portfolio                                             Portfolio - Balanced All Cap Growth and Value
Legg Mason Partners Variable Multiple Discipline      Legg Mason Partners Variable Appreciation Portfolio
   Large Cap Growth and Value Portfolio

SUBSTITUTIONS:

OLD NAME                                              NEW NAME
---------------------------------------------------   ----------------------------------------------------
AIM V.I. Capital Appreciation Fund                    Met/AIM Capital Appreciation Portfolio
AIM V.I. Core Equity Fund                             Capital Guardian U.S. Equity Portfolio
Putnam VT International Equity Fund                   MFS Research International Portfolio
Putnam VT Small Cap Value Fund                        Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD NAME                                              NEW NAME
---------------------------------------------------   ----------------------------------------------------
BlackRock Large-Cap Core Portfolio (Class A)          BlackRock Large-Cap Core Portfolio (Class E)

1. ORGANIZATION -- (CONCLUDED)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk      1.25% - 1.50%
Administrative                  0.15%
Enhanced Stepped-Up Provision   0.25%

     The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract administrative charge of $30 is assessed on an annual basis for Contracts with a value of less than $50,000. In addition, most Contracts impose a surrender charge which ranges from 0% to 8% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                            FOR THE YEAR ENDED
                                                             AS OF DECEMBER 31, 2007         DECEMBER 31, 2007
                                                            ------------------------  ----------------------------
                                                                           MARKET       COST OF        PROCEEDS
                                                               SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                            -----------  -----------  -------------  -------------
AIM V.I. Capital Appreciation Subaccount
   (Series II) (Cost $0) (a)                                         --           --        14,899      1,759,807
AIM V.I. Core Equity Subaccount (Series II) (Cost $0) (a)            --           --       351,794      2,542,591
AllianceBernstein Global Technology Subaccount
   (Class B) (Cost $1,837,229)                                  116,660    2,369,369       851,034        297,721
AllianceBernstein Large-Cap Growth Subaccount
   (Class B) (Cost $1,562,055)                                   66,075    1,979,596       121,412        398,660
American Funds Global Growth Subaccount
   (Class 2) (Cost $19,388,246)                                 959,974   23,999,358     7,183,340      1,117,856
American Funds Growth Subaccount
   (Class 2) (Cost $31,742,857)                                 756,923   50,501,916     9,815,826      4,948,687
American Funds Growth-Income Subaccount
   (Class 2) (Cost $42,160,849)                                 853,478   36,067,985     5,805,282      3,734,571
Fidelity VIP Equity-Income Subaccount
   (Service Class 2) (Cost $17,480,530)                         717,663   16,915,318     8,353,768      2,453,823
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $37,970,200)                       1,237,032   44,075,460    10,924,798      5,130,349
FTVIPT Mutual Shares Securities Subaccount
   (Class 2) (Cost $58,378,482)                               3,423,659   69,123,667     9,100,790      6,585,626
FTVIPT Templeton Growth Securities Subaccount
   (Class 2) (Cost $30,473,257)                               2,351,033   36,299,957     5,485,909      4,404,389
LMPIS Premier Selections All Cap Growth Subaccount
   (Cost $0) (a)                                                     --           --     1,550,233     18,554,183
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $298,402,060)                             23,029,160  375,605,598    18,880,941     57,136,815
LMPVET Appreciation Subaccount
   (Class I) (Cost $410,992,440)                             17,870,915  471,077,332    97,503,894     81,358,966
LMPVET Appreciation Subaccount
   (Class II) (Cost $1,850,610) (b)                              65,706    1,735,948     1,936,125         84,840
LMPVET Capital Subaccount (Cost $4,327,935)                     289,334    4,559,912       546,146        806,901
LMPVET Dividend Strategy Subaccount
   (Cost $41,665,406)                                         4,009,592   41,980,428     1,691,928      7,876,820
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $274,777,977)                             14,296,166  310,083,834    19,836,435     45,803,136
LMPVET Global Equity Subaccount (Cost $3,111,138)               192,870    3,436,938       806,985        476,184
LMPVET International All Cap Opportunity Subaccount
   (Cost $67,426,963)                                         5,402,341   48,350,951    25,267,578      8,786,514
LMPVET Investors Subaccount
   (Class I) (Cost $74,695,993) (c)                           4,281,507   70,730,496    85,659,018     10,938,077
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $19,753,594)                               1,497,547   24,859,288     1,116,264      5,310,981
LMPVET Lifestyle Allocation 50% Subaccount
   (Cost $126,765,908)                                       10,838,473  133,746,760    10,068,573     27,159,021
LMPVET Lifestyle Allocation 70% Subaccount
   (Cost $73,792,829)                                         6,324,488   72,035,918     5,050,486     17,721,746
LMPVET Lifestyle Allocation 85% Subaccount
   (Cost $48,745,016)                                         3,646,761   49,231,269     5,538,665     10,446,617
LMPVET Mid Cap Core Subaccount
   (Class I) (Cost $37,214,326)                               2,994,533   37,072,317     8,001,512      5,930,511
LMPVET Multiple Discipline Subaccount-Large Cap Growth and
   Value (Cost $0) (d)                                               --           --       257,552      2,059,681
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $17,450,261) (c)                           1,110,129   16,685,239    19,656,320      2,222,772
LMPVET Social Awareness Subaccount
   (Cost $19,829,482)                                           801,487   19,973,044     4,062,656      2,964,288

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                                           ------------------------  -----------------------------
                                                                          MARKET       COST OF         PROCEEDS
                                                              SHARES     VALUE ($)   PURCHASES ($)  FROM SALES ($)
                                                           -----------  -----------  -------------  --------------
LMPVPV Small Cap Growth Opportunities Subaccount
   (Cost $0) (a)                                                    --           --       764,757     19,295,167
LMPIS Growth and Income Subaccount (Cost $0) (a)                    --           --       881,392     56,352,085
LMPVET Capital and Income Subaccount
   (Class I) (Cost $37,108,894) (c)                          2,573,311   31,934,795    42,034,551      4,903,197
LMPVET Capital and Income Subaccount
   (Class II) (Cost $9,918,002)                                729,454    9,067,056     6,118,361        736,342
LMPVIT Adjustable Rate Income Subaccount
   (Cost $2,702,323)                                           268,930    2,562,901       652,227        971,495
LMPVIT Government Subaccount
   (Class I) (Cost $90,976,372)                              7,943,096   84,514,541     6,865,904     15,500,859
LMPVIT High Income Subaccount
   (Cost $99,035,604)                                       12,412,310   82,790,105     8,949,363     11,494,163
LMPVIT Money Market Subaccount
   (Cost $58,693,967)                                       58,693,967   58,693,967    16,763,445     20,448,091
LMPVPII Capital and Income Subaccount
   (Cost $0) (a)                                                    --           --     2,852,573     37,695,523
LMPVPIII Large Cap Value Subaccount
   (Cost $0) (a)                                                    --           --     1,014,785     87,179,954
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $49,868,798) (c)                          4,549,772   50,365,976    57,660,405      7,809,767
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --     3,941,823     61,537,952
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $24,829,303)                              2,083,636   26,316,323     4,688,359      4,494,945
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $7,492,950)                                 276,830    7,942,259       806,431      1,284,032
MIST Met/AIM Capital Appreciation Subaccount
   (Class E) (Cost $1,887,096) (c)                             163,664    1,945,967     2,048,514        166,229
MIST MFS Research International Subaccount
   (Class B) (Cost $15,663,756) (c)                          1,145,919   16,409,563    16,384,193        743,821
MIST Oppenheimer Capital Appreciation Subaccount
   (Class B) (Cost $8,227,239)                                 901,110    8,884,949     2,310,532        863,682
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $47,968,055)                              5,040,834   50,509,159     6,892,744      5,314,307
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $22,028,443) (c)                          1,278,387   20,045,105    25,566,464      3,424,991
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $48,590,584)                              2,008,895   57,574,918     1,189,370     11,186,443
MSF BlackRock Bond Income Subaccount
   (Class E) (Cost $37,174,461)                                360,327   39,985,475     2,849,858      6,309,801
MSF Capital Guardian U.S. Equity Subaccount
   (Class B) (Cost $2,742,284) (c)                             209,322    2,589,318     3,087,884        348,172
MSF MFS Total Return Subaccount
   (Class F) (Cost $173,228,205)                             1,199,442  184,054,400    11,727,382     26,098,142
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $4,079,298)                                 284,262    4,661,891       862,968        636,934
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $9,223,045)                                 771,568    9,636,883     4,779,303      4,549,612
UIF Equity and Income Subaccount
   (Class II) (Cost $145,861,733)                           11,407,413  168,145,270    14,588,439     12,804,818
UIF U.S. Real Estate Securities Subaccount
   (Class I) (Cost $25,951,592)                              1,031,883   22,753,010     8,735,029      7,528,259
Pioneer Fund VCT Subaccount (Class II) (Cost $2,936,445)       146,984    3,771,622       445,305        642,051

4. STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                                FOR THE YEAR ENDED
                                               AS OF DECEMBER 31, 2007          DECEMBER 31, 2007
                                              ------------------------   ------------------------------
                                                              MARKET        COST OF         PROCEEDS
                                                SHARES      VALUE ($)    PURCHASES ($)   FROM SALES ($)
                                              ----------   -----------   -------------   --------------
Pioneer Mid Cap Value VCT Subaccount
   (Class II) (Cost $33,181,501)               1,586,381    30,347,477     8,198,513        2,726,630
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                           --            --     2,490,697       11,136,595
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                           --            --     3,364,142       25,983,783
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $163,741,590)             13,892,091   191,710,852     9,791,248       26,626,396
Van Kampen LIT Growth and Income Subaccount
   (Class II) (Cost $107,793,080)              6,425,207   136,921,158     9,984,061       20,206,514
Van Kampen LIT Strategic Growth Subaccount
   (Class II) (Cost $63,152,125)               1,810,371    60,267,261       434,356       10,081,854

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                   AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                           ---------------------------------  ------------------------------------------------
                                                   UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                            UNITS    LOWEST TO    NET ASSETS      INCOME         LOWEST TO        LOWEST TO
                                           (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           ------  -------------  ----------  -------------  ----------------  ---------------
AIM V.I. Capital Appreciation        2007      --  1.155 - 1.450        --           --         1.40 - 1.90        6.45 - 6.62
   Subaccount (Series II) (a)        2006   1,462  1.085 - 1.360     1,632           --         1.40 - 1.90        4.03 - 4.62
                                     2005   1,375  1.043 - 1.300     1,456           --         1.40 - 1.90        4.25 - 6.80
                                     2004   1,307  0.979 - 0.986     1,287           --         1.65 - 1.90        4.37 - 4.56
                                     2003     955  0.938 - 0.943       899           --         1.65 - 1.90      26.76 - 27.09

AIM V.I. Core Equity                 2007      --  1.151 - 1.156        --           --         1.40 - 1.90        6.96 - 7.04
   Subaccount (Series II) (a)        2006   1,879  1.076 - 1.080     2,025         0.58         1.40 - 1.90        6.51 - 7.80

AllianceBernstein Global Technology  2007   2,252  1.039 - 1.054     2,369           --         1.65 - 1.90      17.67 - 17.90
   Subaccount (Class B)              2006   1,694  0.883 - 0.894     1,511           --         1.65 - 1.90        6.39 - 6.56
                                     2005   1,867  0.830 - 0.839     1,564           --         1.65 - 1.90        1.72 - 2.07
                                     2004   1,781  0.816 - 0.822     1,463           --         1.65 - 1.90        3.03 - 3.27
                                     2003   1,399  0.792 - 0.796     1,112           --         1.65 - 1.90      41.18 - 41.39

AllianceBernstein Large-Cap Growth   2007   1,684  1.066 - 1.469     1,979           --         1.40 - 1.90      11.39 - 11.97
   Subaccount (Class B)              2006   1,919  0.957 - 1.312     2,010           --         1.40 - 1.90    (2.45) - (2.02)
                                     2005   1,586  0.981 - 1.339     1,676           --         1.40 - 1.90      12.63 - 13.19
                                     2004   1,308  0.871 - 0.877     1,147           --         1.65 - 1.90        6.35 - 6.56
                                     2003   1,025  0.819 - 0.823       844           --         1.65 - 1.90      20.97 - 21.39

American Funds Global Growth         2007  11,084  2.143 - 2.168    23,996         2.86         1.65 - 1.90      12.67 - 12.98
   Subaccount (Class 2)              2006   8,655  1.902 - 1.919    16,591         0.89         1.65 - 1.90      18.14 - 18.46
                                     2005   5,300  1.610 - 1.620     8,577         0.65         1.65 - 1.90      11.96 - 12.19
                                     2004   2,643  1.438 - 1.444     3,814         0.42         1.65 - 1.90      11.39 - 11.68
                                     2003     605  1.291 - 1.293       782         0.01         1.65 - 1.90      19.98 - 20.62

American Funds Growth                2007  26,782  1.866 - 1.888    50,495         0.80         1.65 - 1.90      10.22 - 10.47
   Subaccount (Class 2)              2006  25,660  1.693 - 1.709    43,791         0.85         1.65 - 1.90        8.11 - 8.44
                                     2005  19,473  1.566 - 1.576    30,657         0.86         1.65 - 1.90      14.06 - 14.29
                                     2004   8,905  1.373 - 1.379    12,271         0.25         1.65 - 1.90      10.37 - 10.67
                                     2003   2,127  1.244 - 1.246     2,650         0.24         1.65 - 1.90      11.95 - 11.97

American Funds Growth-Income         2007  21,818  1.636 - 1.655    36,063         1.54         1.65 - 1.90        3.02 - 3.31
   Subaccount (Class 2)              2006  21,233  1.588 - 1.602    33,978         1.62         1.65 - 1.90      13.02 - 13.30
                                     2005  18,244  1.405 - 1.414    25,770         1.64         1.65 - 1.90        3.84 - 4.12
                                     2004   9,600  1.353 - 1.358    13,033         1.29         1.65 - 1.90        8.33 - 8.55
                                     2003   2,376  1.249 - 1.251     2,972         1.95         1.65 - 1.90      15.83 - 16.08

Fidelity VIP Equity-Income           2007  11,984  1.369 - 1.572    16,913         1.86         1.40 - 1.90    (0.65) - (0.19)
   Subaccount (Service Class 2)      2006   8,902  1.378 - 1.575    12,627         2.98         1.40 - 1.90      17.68 - 18.33
                                     2005   7,527  1.171 - 1.331     8,936         1.28         1.40 - 1.90        3.63 - 8.83
                                     2004   5,885  1.130 - 1.139     6,694         1.22         1.65 - 1.90        9.18 - 9.41
                                     2003   4,053  1.035 - 1.041     4,215         1.21         1.65 - 1.90      27.46 - 27.89

Fidelity VIP Mid Cap                 2007  20,158  2.133 - 2.277    44,070         0.50         1.40 - 1.90      13.16 - 13.74
   Subaccount (Service Class 2)      2006  18,954  1.885 - 2.002    36,452         0.15         1.40 - 1.90      10.30 - 10.85
                                     2005  14,215  1.709 - 1.806    24,631           --         1.40 - 1.90      15.79 - 20.48
                                     2004   7,402  1.476 - 1.487    10,995           --         1.65 - 1.90      22.39 - 22.69
                                     2003   3,121  1.206 - 1.212     3,783         0.18         1.65 - 1.90      35.66 - 35.87

                                                        AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                               ----------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO    NET ASSETS      INCOME         LOWEST TO        LOWEST TO
                                                (000S)   HIGHEST ($)    ($000S)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               -------  -------------  ----------  -------------  ----------------  ---------------
FTVIPT Mutual Shares Securities          2007   44,941  1.503 - 1.640     69,114        1.44         1.40 - 1.90        1.49 - 2.05
   Subaccount (Class 2)                  2006   44,963  1.481 - 1.607     67,797        1.32         1.40 - 1.90      16.16 - 16.70
                                         2005   36,186  1.275 - 1.377     46,715        0.85         1.40 - 1.90       8.51 - 10.07
                                         2004   18,207  1.175 - 1.184     21,542        0.73         1.65 - 1.90      10.54 - 10.76
                                         2003    8,464  1.063 - 1.069      9,041        0.87         1.65 - 1.90      22.75 - 23.16

FTVIPT Templeton Growth Securities       2007   23,165  1.511 - 1.769     36,295        1.34         1.40 - 1.90        0.40 - 0.91
   Subaccount (Class 2)                  2006   23,490  1.505 - 1.753     36,479        1.33         1.40 - 1.90      19.54 - 20.15
                                         2005   18,006  1.259 - 1.459     23,091        1.05         1.40 - 1.90        6.88 - 7.83
                                         2004   10,291  1.178 - 1.187     12,208        1.17         1.65 - 1.90      13.82 - 14.13
                                         2003    5,613  1.035 - 1.040      5,836        1.48         1.65 - 1.90      29.70 - 30.00

LMPIS Premier Selections All Cap Growth  2007       --  1.016 - 1.139         --        0.08         1.40 - 1.90        6.34 - 6.50
   Subaccount (a)                        2006   17,962  0.954 - 1.070     17,318          --         1.40 - 1.90        5.38 - 5.76
                                         2005   21,917  0.902 - 1.014     19,966        0.12         1.40 - 1.90        4.26 - 4.88
                                         2004   25,495  0.860 - 0.969     22,125          --         1.40 - 1.90        0.94 - 1.42
                                         2003   27,014  0.848 - 0.958     23,019          --         1.40 - 1.90      31.81 - 32.50

LMPVET Aggressive Growth                 2007  340,445  1.091 - 1.113    375,557          --         1.40 - 1.90      (0.36) - 0.09
   Subaccount (Class I)                  2006  371,099  1.090 - 1.115    409,685          --         1.40 - 1.90        6.69 - 7.28
                                         2005  397,314  1.016 - 1.042    409,286          --         1.40 - 1.90       9.55 - 10.08
                                         2004  397,565  0.923 - 0.949    372,018          --         1.40 - 1.90        7.90 - 8.46
                                         2003  340,214  0.851 - 0.877    292,990          --         1.40 - 1.90      32.07 - 32.55

LMPVET Appreciation                      2007  341,228  1.317 - 1.428    471,017        1.05         1.40 - 1.90        6.38 - 6.89
   Subaccount (Class I)                  2006  355,607  1.238 - 1.336    460,610        1.08         1.40 - 1.90      12.65 - 13.22
                                         2005  396,560  1.099 - 1.180    455,083        0.85         1.40 - 1.90        2.33 - 2.88
                                         2004  409,904  1.074 - 1.147    459,757        1.16         1.40 - 1.90        6.76 - 7.20
                                         2003  379,091  1.006 - 1.070    399,416        0.70         1.40 - 1.90      22.24 - 22.85

LMPVET Appreciation
   Subaccount (Class II) (b)             2007    1,498  1.149 - 1.172      1,736        0.78         1.40 - 1.90        1.23 - 1.40

LMPVET Capital Subaccount                2007    3,925  1.151 - 1.173      4,559        0.38         1.40 - 1.90      (0.09) - 0.43
                                         2006    4,301  1.152 - 1.168      4,987        0.67         1.40 - 1.90      11.52 - 11.98
                                         2005    4,023  1.033 - 1.043      4,173        0.42         1.40 - 1.90        3.30 - 7.30
                                         2004    2,578  1.000 - 1.003      2,583        0.63         1.65 - 1.90        0.60 - 1.42

LMPVET Dividend Strategy Subaccount      2007   46,696  0.818 - 1.082     41,975        1.92         1.40 - 1.90        4.41 - 5.01
                                         2006   54,058  0.779 - 1.033     46,127        2.05         1.40 - 1.90      15.65 - 16.27
                                         2005   65,203  0.670 - 0.890     47,471        1.87         1.40 - 1.90    (2.00) - (1.62)
                                         2004   73,480  0.681 - 0.907     53,587        0.91         1.40 - 1.90        1.47 - 1.95
                                         2003   80,743  0.668 - 0.892     57,190        0.45         1.40 - 1.90      21.17 - 21.68

LMPVET Fundamental Value                 2007  235,956  1.239 - 1.347    310,043        1.15         1.40 - 1.90    (0.67) - (0.08)
   Subaccount (Class I)                  2006  265,537  1.240 - 1.353    349,816        1.60         1.40 - 1.90      14.68 - 15.13
                                         2005  287,839  1.077 - 1.177    329,697        0.97         1.40 - 1.90        2.73 - 3.36
                                         2004  279,822  1.042 - 1.142    309,678        0.73         1.40 - 1.90        6.18 - 6.65
                                         2003  221,360  0.977 - 1.073    227,937        0.75         1.40 - 1.90      36.05 - 36.83

LMPVET Global Equity Subaccount          2007    2,727  1.248 - 1.273      3,436        0.57         1.40 - 1.90        2.89 - 3.50
                                         2006    2,562  1.213 - 1.230      3,128        1.17         1.40 - 1.90      13.05 - 13.57
                                         2005    2,440  1.073 - 1.083      2,628        0.88         1.40 - 1.90        4.58 - 7.23
                                         2004    1,259  1.026 - 1.029      1,294        0.85         1.65 - 1.90        4.26 - 5.34

                                                        AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                               ----------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO    NET ASSETS      INCOME         LOWEST TO        LOWEST TO
                                                (000S)   HIGHEST ($)    ($000S)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               -------  -------------  ----------  -------------  ----------------  ---------------

LMPVET International All Cap             2007   39,675  1.151 - 1.507     48,345        0.89         1.40 - 1.90        4.36 - 4.83
   Opportunity Subaccount                2006   45,961  1.098 - 1.441     53,252        2.08         1.40 - 1.90      23.52 - 24.07
                                         2005   52,324  0.885 - 1.164     48,702        1.36         1.40 - 1.90       9.61 - 10.21
                                         2004   58,086  0.803 - 1.059     48,698        0.94         1.40 - 1.90      15.62 - 16.21
                                         2003   61,479  0.691 - 0.913     43,760        1.08         1.40 - 1.90      25.03 - 25.64

LMPVET Investors Subaccount
   (Class I) (c)                         2007   57,368  1.228 - 1.282     70,722        1.17         1.40 - 1.90    (2.85) - (2.54)

LMPVET Large Cap Growth                  2007   21,830  1.072 - 1.163     24,856        0.04         1.40 - 1.90        3.34 - 3.88
   Subaccount (Class I)                  2006   25,210  1.032 - 1.123     27,625        0.15         1.40 - 1.90        2.59 - 3.20
                                         2005   29,028  1.000 - 1.092     30,796        0.13         1.40 - 1.90        3.25 - 3.73
                                         2004   30,640  0.964 - 1.055     31,287        0.39         1.40 - 1.90    (1.51) - (1.03)
                                         2003   23,690  0.974 - 1.069     24,273        0.03         1.40 - 1.90      44.82 - 45.37

LMPVET Lifestyle Allocation 50%          2007   99,556  1.252 - 1.372    133,731        3.38         1.40 - 1.90        1.29 - 1.78
   Subaccount                            2006  115,195  1.236 - 1.348    152,340        2.70         1.40 - 1.90        6.19 - 6.65
                                         2005  135,703  1.164 - 1.264    168,435        2.21         1.40 - 1.90        0.61 - 1.12
                                         2004  150,891  1.157 - 1.250    185,859        2.37         1.40 - 1.90        5.57 - 6.11
                                         2003  153,411  1.096 - 1.178    178,916        2.67         1.40 - 1.90      17.98 - 18.63

LMPVET Lifestyle Allocation 70%          2007   58,129  1.235 - 1.253     72,027        2.53         1.40 - 1.90        1.90 - 2.40
   Subaccount                            2006   70,002  1.209 - 1.227     84,710        1.82         1.40 - 1.90        6.78 - 7.37
                                         2005   82,537  1.126 - 1.146     93,060        1.45         1.40 - 1.90        2.81 - 3.21
                                         2004   95,427  1.091 - 1.112    104,183        1.55         1.40 - 1.90        6.67 - 7.17
                                         2003  105,572  1.018 - 1.041    107,533        1.68         1.40 - 1.90      27.31 - 28.05

LMPVET Lifestyle Allocation 85%          2007   38,673  1.246 - 1.274     49,226        1.51         1.40 - 1.90        1.38 - 1.92
   Subaccount                            2006   45,160  1.229 - 1.250     56,412        0.98         1.40 - 1.90        7.43 - 7.94
                                         2005   54,965  1.144 - 1.158     63,620        0.43         1.40 - 1.90        4.00 - 4.61
                                         2004   63,590  1.100 - 1.108     70,398        0.39         1.40 - 1.90        8.59 - 9.06
                                         2003   70,417  1.013 - 1.018     71,448        0.62         1.40 - 1.90      34.17 - 34.97

LMPVET Mid Cap Core Subaccount (Class I) 2007   26,489  1.331 - 1.436     37,067        0.39         1.40 - 1.90        5.13 - 5.63
                                         2006   29,735  1.260 - 1.363     39,400        0.54         1.40 - 1.90      12.64 - 13.21
                                         2005   33,190  1.113 - 1.207     38,891        0.63         1.40 - 1.90        6.32 - 6.81
                                         2004   34,125  1.042 - 1.133     37,422          --         1.40 - 1.90        8.29 - 8.88
                                         2003   30,314  0.957 - 1.043     30,451          --         1.40 - 1.90      27.36 - 27.94

LMPVET Multiple Discipline               2007       --  1.135 - 1.156         --        0.55         1.40 - 1.90        1.61 - 2.03
   Subaccount-Large Cap Growth           2006    1,634  1.117 - 1.133      1,835        0.78         1.40 - 1.90      10.16 - 10.75
   and Value (d)                         2005    1,659  1.014 - 1.023      1,687        0.70         1.40 - 1.90        1.60 - 3.75
                                         2004    1,286  0.998 - 1.000      1,284        1.51         1.65 - 1.90        1.83 - 4.39

LMPVET Small Cap Growth
   Subaccount (Class I) (c)              2007   11,741  1.391 - 1.458     16,683          --         1.40 - 1.90        1.06 - 1.38

LMPVET Social Awareness                  2007   19,133  0.964 - 1.174     19,971        1.34         1.40 - 1.90        8.85 - 9.30
   Subaccount                            2006   21,107  0.882 - 1.076     20,162        0.49         1.40 - 1.90        5.67 - 6.27
                                         2005   24,805  0.830 - 1.016     22,304        0.68         1.40 - 1.90        2.34 - 2.85
                                         2004   28,151  0.807 - 0.989     24,444        0.77         1.40 - 1.90        4.25 - 4.81
                                         2003   27,384  0.770 - 0.947     22,350        0.60         1.40 - 1.90      26.44 - 27.06

                                                       AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO          LOWEST TO
                                               (000S)   HIGHEST ($)     ($000S)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              -------  -------------  ----------  -------------  ----------------   ---------------
LMPVPV Small Cap Growth Opportunities   2007       --  1.372 - 1.440        --        0.02         1.40 - 1.90         6.60 - 6.77
   Subaccount (a)                       2006   13,623  1.285 - 1.350    17,871          --         1.40 - 1.90       10.81 - 11.35
                                        2005   14,654  1.154 - 1.215    17,241          --         1.40 - 1.90         2.91 - 3.41
                                        2004   15,920  1.116 - 1.178    18,091        0.08         1.40 - 1.90       13.39 - 13.99
                                        2003   14,922  0.979 - 1.036    14,817          --         1.40 - 1.90       39.32 - 40.06

LMPIS Growth and Income Subaccount (a)  2007       --  1.020 - 1.255        --        0.10         1.40 - 1.90         4.56 - 4.67
                                        2006   49,080  0.975 - 1.199    53,547        0.75         1.40 - 1.90       10.34 - 10.92
                                        2005   56,308  0.879 - 1.084    55,296        0.78         1.40 - 1.90         1.90 - 2.45
                                        2004   61,420  0.858 - 1.061    58,465        1.17         1.40 - 1.90         6.15 - 6.72
                                        2003   56,233  0.804 - 0.997    49,145        0.65         1.40 - 1.90       27.84 - 28.43

LMPVET Capital and Income
   Subaccount (Class I) (c)             2007   25,845  1.228 - 1.236    31,930        1.30         1.65 - 1.90       (0.16) - 0.00

LMPVET Capital and Income               2007    7,851  1.143 - 1.165     9,058        1.69         1.40 - 1.90         3.44 - 3.93
   Subaccount (Class II)                2006    4,360  1.105 - 1.121     4,853        1.59         1.40 - 1.90         8.33 - 8.94
                                        2005    4,432  1.020 - 1.029     4,538        1.45         1.40 - 1.90         2.31 - 3.94
                                        2004    2,214  0.997 - 0.999     2,211        1.64         1.65 - 1.90         3.74 - 5.17

LMPVIT Adjustable Rate Income           2007    2,507  1.012 - 1.032     2,563        4.30         1.40 - 1.90     (0.59) - (0.10)
   Subaccount                           2006    2,893  1.018 - 1.033     2,966        4.15         1.40 - 1.90         2.21 - 2.68
                                        2005    2,934  0.996 - 1.006     2,937        4.52         1.40 - 1.90         0.40 - 0.70
                                        2004    1,260  0.992 - 0.994     1,253        2.10         1.65 - 1.90     (0.60) - (0.20)

LMPVIT Government Subaccount (Class I)  2007   74,486  1.095 - 1.288    84,503        5.05         1.40 - 1.90         0.64 - 1.10
                                        2006   84,627  1.088 - 1.274    95,427        3.95         1.40 - 1.90         2.06 - 2.66
                                        2005   93,987  1.066 - 1.241   103,746        4.42         1.40 - 1.90       (0.37) - 0.16
                                        2004   97,222  1.070 - 1.239   107,914        3.79         1.40 - 1.90         1.13 - 1.56
                                        2003   98,982  1.058 - 1.220   109,473        3.01         1.40 - 1.90     (1.21) - (0.65)

LMPVIT High Income Subaccount           2007   62,701  1.193 - 1.416    82,779        8.39         1.40 - 1.90     (1.62) - (1.16)
                                        2006   69,415  1.207 - 1.435    92,443        7.66         1.40 - 1.90         8.92 - 9.43
                                        2005   76,004  1.103 - 1.314    92,327        8.18         1.40 - 1.90         0.70 - 1.19
                                        2004   73,082  1.090 - 1.302    86,778        9.00         1.40 - 1.90         8.39 - 9.00
                                        2003   64,059  1.000 - 1.199    68,139        8.73         1.40 - 1.90       25.08 - 25.63

LMPVIT Money Market Subaccount          2007   52,353  1.035 - 1.198    58,687        4.79         1.40 - 1.90         2.88 - 3.45
                                        2006   57,641  1.006 - 1.158    62,363        4.51         1.40 - 1.90         2.65 - 3.12
                                        2005   70,318  0.980 - 1.123    73,811        2.75         1.40 - 1.90         0.93 - 1.45
                                        2004   83,653  0.971 - 1.107    86,890        0.89         1.40 - 1.90     (1.02) - (0.54)
                                        2003   93,504  0.981 - 1.113    98,976        0.67         1.40 - 1.90     (1.31) - (0.71)

LMPVPII Capital and Income              2007       --  1.230 - 1.236        --        0.61         1.65 - 1.90         5.04 - 5.10
   Subaccount (a)                       2006   29,276  1.171 - 1.176    34,398        1.96         1.65 - 1.90         9.13 - 9.40
                                        2005   20,354  1.073 - 1.075    21,872        2.28         1.65 - 1.90         7.30 - 7.50

LMPVPIII Large Cap Value Subaccount (a) 2007       --  1.260 - 1.318        --        0.38         1.40 - 1.90         5.01 - 5.18
                                        2006   68,173  1.198 - 1.254    81,976        1.20         1.40 - 1.90       16.03 - 16.65
                                        2005   80,060  1.027 - 1.078    82,518        1.54         1.40 - 1.90         4.51 - 5.01
                                        2004   92,136  0.978 - 1.029    90,373        1.85         1.40 - 1.90         8.50 - 9.15
                                        2003  102,011  0.896 - 0.946    91,665        1.71         1.40 - 1.90       25.30 - 25.84

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (c)             2007   43,278  1.154 - 1.324    50,360          --         1.40 - 1.90       (0.31) - 0.00

                                                       AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)    TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO           LOWEST TO
                                               (000S)   HIGHEST ($)     ($000S)     RATIO (%)      HIGHEST (%)         HIGHEST (%)
                                              -------  -------------  ----------  -------------  ----------------  -----------------
MIST BlackRock Large-Cap Core           2007       --  1.154 - 1.325         --        0.69         1.40 - 1.90          4.81 - 4.91
   Subaccount (Class A) (a)             2006   52,707  1.100 - 1.264     58,415          --         1.40 - 1.90          5.67 - 6.08

MIST Lord Abbett Bond Debenture         2007   19,122  1.325 - 1.381     26,313        5.42         1.40 - 1.90          4.78 - 5.33
   Subaccount (Class A)                 2006   19,727  1.258 - 1.314     25,836          --         1.40 - 1.90          4.59 - 4.92

MIST Lord Abbett Growth and Income      2007    7,241  1.093 - 1.102      7,941        0.88         1.40 - 1.90          1.77 - 2.32
   Subaccount (Class B)                 2006    7,953  1.074 - 1.077      8,551          --         1.40 - 1.90          7.29 - 7.59

MIST Met/AIM Capital Appreciation
   Subaccount (Class E) (c)             2007    1,571  1.188 - 1.497      1,946          --         1.40 - 1.90          2.86 - 3.24

MIST MFS Research International
   Subaccount (Class B) (c)             2007    8,511  1.800 - 2.132     16,407          --         1.40 - 1.90          4.29 - 4.61

MIST Oppenheimer Capital Appreciation   2007    7,841  1.128 - 1.137      8,884          --         1.40 - 1.90        12.13 - 12.69
   Subaccount (Class B)                 2006    6,867  1.006 - 1.009      6,918          --         1.40 - 1.90          1.21 - 1.51

MIST Pioneer Strategic Income           2007   42,132  1.187 - 1.210     50,502        0.67         1.40 - 1.90          4.67 - 5.22
   Subaccount (Class A)                 2006   40,367  1.134 - 1.150     46,111        4.77         1.40 - 1.90          3.37 - 3.70

MIST Third Avenue Small Cap Value
   Subaccount (Class B) (c)             2007   11,502  1.696 - 1.876     20,042          --         1.40 - 1.90     (10.22) - (9.89)

MSF BlackRock Aggressive Growth         2007   46,999  0.959 - 1.269     57,568          --         1.40 - 1.90        18.25 - 18.71
   Subaccount (Class D)                 2006   54,875  0.811 - 1.069     56,973          --         1.40 - 1.90      (2.64) - (2.29)

MSF BlackRock Bond Income               2007   34,431  1.090 - 1.165     39,980        3.15         1.40 - 1.90          4.17 - 4.61
   Subaccount (Class E)                 2006   38,027  1.042 - 1.116     42,324          --         1.40 - 1.90          3.57 - 3.99

MSF Capital Guardian U.S. Equity
   Subaccount (Class B) (c)             2007    2,399  1.074 - 1.083      2,589          --         1.40 - 1.90      (6.69) - (6.31)

MSF MFS Total Return                    2007  125,638  1.350 - 1.580    184,031        2.00         1.40 - 1.90          2.20 - 2.73
   Subaccount (Class F)                 2006  140,118  1.321 - 1.538    200,640          --         1.40 - 1.90          6.70 - 7.03

MSF T. Rowe Price Large Cap Growth      2007    4,063  1.142 - 1.152      4,661        0.19         1.40 - 1.90          7.03 - 7.66
   Subaccount (Class B)                 2006    3,833  1.067 - 1.070      4,094          --         1.40 - 1.90          6.91 - 7.21

MSF Western Asset Management            2007    9,308  1.028 - 1.041      9,636        2.61         1.25 - 1.75          2.59 - 2.97
   U.S. Government Subaccount (Class A) 2006    9,170  1.002 - 1.011      9,233          --         1.25 - 1.75          3.30 - 3.69

UIF Equity and Income                   2007  111,129  1.495 - 1.530    168,122        1.82         1.40 - 1.90          1.42 - 1.93
   Subaccount (Class II)                2006  113,021  1.474 - 1.501    168,126        1.15         1.40 - 1.90        10.41 - 11.02
                                        2005  102,450  1.335 - 1.352    137,583        0.65         1.40 - 1.90          5.37 - 7.73
                                        2004   57,396  1.267 - 1.272     72,971          --         1.65 - 1.90          9.41 - 9.75
                                        2003   16,285  1.158 - 1.159     18,879        1.16         1.65 - 1.90         8.63 - 14.07

UIF U.S. Real Estate Securities         2007   17,485  1.291 - 1.308     22,750        1.15         1.40 - 1.90    (18.65) - (18.25)
   Subaccount (Class I)                 2006   18,763  1.587 - 1.600     29,913        1.10         1.40 - 1.90        35.53 - 36.17
                                        2005    9,162  1.171 - 1.175     10,753        0.48         1.40 - 1.90        17.10 - 17.50

Pioneer Fund VCT Subaccount (Class II)  2007    2,868  1.269 - 1.537      3,771        0.98         1.40 - 1.90          2.84 - 3.36
                                        2006    2,991  1.234 - 1.487      3,815        1.13         1.40 - 1.90        14.15 - 14.74
                                        2005    2,765  1.081 - 1.296      3,023        1.11         1.40 - 1.90          3.94 - 4.60
                                        2004    2,530  1.040 - 1.048      2,647        0.99         1.65 - 1.90          8.79 - 9.17
                                        2003    1,639  0.956 - 0.960      1,573        0.95         1.65 - 1.90        21.17 - 21.37

5. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                       AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  --------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)    TOTAL RETURN(4)
                                               UNITS     LOWEST TO    NET ASSETS     INCOME         LOWEST TO           LOWEST TO
                                               (000S)   HIGHEST ($)     ($000S)     RATIO (%)      HIGHEST (%)         HIGHEST (%)
                                              -------  -------------  ----------  -------------  ----------------  -----------------
Pioneer Mid Cap Value VCT                2007   17,630  1.688 - 1.775     30,343        0.56         1.40 - 1.90        3.37 - 3.86
   Subaccount (Class II)                 2006   16,115  1.633 - 1.709     26,736          --         1.40 - 1.90      10.19 - 10.69
                                         2005   14,562  1.482 - 1.544     21,848        0.19         1.40 - 1.90        5.63 - 8.81
                                         2004    7,450  1.403 - 1.414     10,525        0.26         1.65 - 1.90      19.40 - 19.83
                                         2003    4,176  1.175 - 1.180      4,925        0.24         1.65 - 1.90      34.59 - 34.86

Putnam VT International Equity           2007       --  1.726 - 2.038         --        2.92         1.40 - 1.90        8.15 - 8.29
   Subaccount (Class IB) (a)             2006    5,493  1.596 - 1.882      9,327        0.49         1.40 - 1.90      25.27 - 25.97
                                         2005    3,301  1.274 - 1.494      4,317        1.31         1.40 - 1.90      10.11 - 15.19
                                         2004    2,374  1.157 - 1.166      2,765        1.44         1.65 - 1.90      13.99 - 14.31
                                         2003    2,032  1.015 - 1.020      2,071        0.74         1.65 - 1.90      26.09 - 26.39

Putnam VT Small Cap Value                2007       --  1.889 - 2.082         --        0.54         1.40 - 1.90        6.66 - 6.82
   Subaccount (Class IB) (a)             2006   13,041  1.771 - 1.949     23,645        0.30         1.40 - 1.90      15.07 - 15.67
                                         2005   10,665  1.539 - 1.685     16,670        0.15         1.40 - 1.90       5.05 - 14.86
                                         2004    6,893  1.465 - 1.476     10,167        0.30         1.65 - 1.90      23.84 - 24.14
                                         2003    3,906  1.183 - 1.189      4,642        0.27         1.65 - 1.90      46.77 - 47.15

Van Kampen LIT Comstock                  2007  136,720  1.328 - 1.500    191,686        1.61         1.40 - 1.90    (4.18) - (3.72)
   Subaccount (Class II)                 2006  151,101  1.386 - 1.558    220,686        1.28         1.40 - 1.90      13.79 - 14.47
                                         2005  158,534  1.218 - 1.361    203,241        0.91         1.40 - 1.90        2.18 - 2.64
                                         2004  143,416  1.192 - 1.326    180,625        0.74         1.40 - 1.90      15.28 - 15.81
                                         2003  124,966  1.034 - 1.145    137,449        0.78         1.40 - 1.90      28.29 - 28.94

Van Kampen LIT Growth and Income         2007   93,076  1.444 - 1.495    136,904        1.40         1.40 - 1.90        0.61 - 1.12
   Subaccount (Class II)                 2006  103,494  1.428 - 1.483    150,725        0.97         1.40 - 1.90      13.75 - 14.33
                                         2005  109,784  1.249 - 1.300    139,928        0.84         1.40 - 1.90        7.70 - 8.23
                                         2004  106,443  1.154 - 1.204    125,306        0.73         1.40 - 1.90      12.00 - 12.48
                                         2003  101,462  1.026 - 1.073    105,963        0.69         1.40 - 1.90      25.23 - 25.89

Van Kampen LIT Strategic Growth          2007   87,183  0.563 - 1.066     60,260          --         1.40 - 1.90      14.50 - 14.90
   Subaccount (Class II)                 2006  101,290  0.490 - 0.929     60,600          --         1.40 - 1.90        0.66 - 1.24
                                         2005  118,715  0.484 - 0.920     68,970        0.01         1.40 - 1.90        5.56 - 6.14
                                         2004  134,324  0.456 - 0.869     72,022          --         1.40 - 1.90        4.86 - 5.31
                                         2003  142,382  0.433 - 0.827     69,738          --         1.40 - 1.90      24.70 - 25.14

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                AIM V.I.                                ALLIANCEBERNSTEIN
                          CAPITAL APPRECIATION   AIM V.I. CORE EQUITY   GLOBAL TECHNOLOGY
                               SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                              (SERIES II)            (SERIES II)            (CLASS B)
                         ---------------------   --------------------  --------------------
                          2007 (a)     2006       2007 (a)     2006       2007       2006
                         ----------  ----------  ---------  ---------  ---------  ---------
Accumulation and
   annuity units
   beginning of year      1,462,490  1,374,795   1,879,439       --    1,693,565  1,867,266
Accumulation units
   issued and
   transferred from
   other funding
   options                   24,318    424,951     367,909  2,114,976    890,663    274,518
Accumulation units
   redeemed and
   transferred to other
   funding options       (1,486,808)  (337,256) (2,247,348)  (235,537)  (331,945)  (448,219)
Annuity units                    --         --          --         --         --         --
                         ----------  ---------  ----------  ---------  ---------  ---------
Accumulation and
   annuity units
   end of year                   --  1,462,490          --  1,879,439  2,252,283  1,693,565
                         ==========  =========  ==========  =========  =========  =========

                            AMERICAN FUNDS            FIDELITY VIP
                           GROWTH - INCOME          EQUITY - INCOME       FIDELITY VIP MID CAP
                              SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                              (CLASS 2)            (SERVICE CLASS 2)       (SERVICE CLASS 2)
                         ----------------------  ----------------------  ----------------------
                            2007        2006        2007        2006        2007        2006
                         ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year     21,233,034  18,243,746   8,901,692   7,526,690  18,953,713  14,215,465
Accumulation units
   issued and
   transferred from
   other funding
   options                3,819,453   5,348,805   5,288,940   2,796,596   5,562,352   9,129,344
Accumulation units
   redeemed and
   transferred to other
   funding options       (3,234,898) (2,359,517) (2,206,673) (1,421,594) (4,358,261) (4,391,096)
Annuity units                    --          --          --          --          --          --
                         ----------  ----------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year           21,817,589  21,233,034  11,983,959   8,901,692  20,157,804  18,953,713
                         ==========  ==========  ==========  ==========  ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

                          ALLIANCEBERNSTEIN        AMERICAN FUNDS          AMERICAN FUNDS
                           LARGE-CAP GROWTH        GLOBAL GROWTH               GROWTH
                              SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                              (CLASS B)              (CLASS 2)                (CLASS 2)
                         --------------------  ----------------------  ----------------------
                           2007        2006       2007       2006         2007        2006
                         ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year     1,918,973  1,586,493   8,655,338   5,300,236  25,660,065  19,473,456
Accumulation units
   issued and
   transferred from
   other funding
   options                 143,207    895,957   3,936,110   4,694,288   5,587,112   9,458,825
Accumulation units
   redeemed and
   transferred to other
   funding options        (378,499)  (563,477) (1,507,576) (1,339,186) (4,465,331) (3,272,216)
Annuity units                   --         --          --          --          --          --
                         ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year           1,683,681  1,918,973  11,083,872   8,655,338  26,781,846  25,660,065
                         =========  =========  ==========  ==========  ==========  ==========

                             FTVIPT MUTUAL         FTVIPT TEMPLETON
                           SHARES SECURITIES      GROWTH SECURITIES      LMPIS PREMIER SELECTIONS
                               SUBACCOUNT             SUBACCOUNT               ALL CAP GROWTH
                               (CLASS 2)              (CLASS 2)                  SUBACCOUNT
                         ----------------------  ----------------------   -----------------------
                            2007        2006        2007        2006        2007 (a)      2006
                         ----------  ----------  ----------  ----------   -----------  ----------
Accumulation and
   annuity units
   beginning of year     44,963,139  36,186,317  23,489,548  18,005,873    17,961,824  21,917,024
Accumulation units
   issued and
   transferred from
   other funding
   options                7,314,896  13,714,098   4,294,410   8,663,403        74,712     499,274
Accumulation units
   redeemed and
   transferred to other
   funding options       (7,336,568) (4,937,276) (4,619,110) (3,179,728)  (18,036,536) (4,454,474)
Annuity units                    --          --          --          --            --          --
                         ----------  ----------  ----------  ----------   -----------  ----------
Accumulation and
   annuity units
   end of year           44,941,467  44,963,139  23,164,848  23,489,548            --  17,961,824
                         ==========  ==========  ==========  ==========   ===========  ==========

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                          LMPVET
                                    AGGRESSIVE GROWTH         LMPVET APPRECIATION    LMPVET APPRECIATION
                                        SUBACCOUNT                 SUBACCOUNT            SUBACCOUNT
                                        (CLASS I)                  (CLASS I)             (CLASS II)
                                 ------------------------  ------------------------  -------------------
                                     2007        2006         2007          2006      2007(b)     2006
                                 -----------  -----------  -----------  -----------  ---------  --------
Accumulation and annuity units
   beginning of year             371,099,373  397,313,986  355,607,124  396,560,396         --      --
Accumulation units issued and
   transferred from other
   funding options                29,238,173   32,333,095   46,799,635   19,685,948  1,570,733      --
Accumulation units redeemed and
   transferred to other funding
   options                       (59,892,277) (58,540,210) (61,178,761) (60,632,177)   (72,910)     --
Annuity units                             --       (7,498)        (183)      (7,043)        --      --
                                 -----------  -----------  -----------  -----------  ---------     ---
Accumulation and annuity units
   end of year                   340,445,269  371,099,373  341,227,815  355,607,124  1,497,823      --
                                 ===========  ===========  ===========  ===========  =========     ===

                                        LMPVET          LMPVET INTERNATIONAL   LMPVET INVESTORS
                                    GLOBAL EQUITY        ALL CAP OPPORTUNITY      SUBACCOUNT
                                      SUBACCOUNT             SUBACCOUNT           (CLASS I)
                                 --------------------  ----------------------  ----------------
                                    2007       2006       2007        2006      2007 (c)   2006
                                 ---------  ---------  ----------  ----------  ----------  ----
Accumulation and annuity units
   beginning of year             2,562,134  2,439,955  45,961,055  52,324,057          --    --
Accumulation units issued and
   transferred from other
   funding options                 567,274    756,327   2,319,527   3,161,129  65,971,778    --
Accumulation units redeemed and
   transferred to other funding
   options                        (402,300)  (634,148) (8,605,692) (9,524,131) (8,603,687)   --
Annuity units                           --         --          --          --          --    --
                                 ---------  ---------  ----------  ----------  ----------   ---
Accumulation and annuity units
   end of year                   2,727,108  2,562,134  39,674,890  45,961,055  57,368,091    --
                                 =========  =========  ==========  ==========  ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

                                                                                         LMPVET
                                                                                    FUNDAMENTAL VALUE
                                    LMPVET CAPITAL         LMPVET DIVIDEND             SUBACCOUNT
                                      SUBACCOUNT         STRATEGY  SUBACCOUNT           (CLASS I)
                                 --------------------  -----------------------  ------------------------
                                   2007        2006       2007         2006         2007        2006
                                 ---------  ---------  ----------  -----------  -----------  -----------
Accumulation and annuity units
   beginning of year             4,300,785  4,022,665  54,058,171   65,203,020  265,536,989  287,838,802
Accumulation units issued and
   transferred from other
   funding options                 290,104    761,889   2,220,943    2,626,189    8,840,842   18,619,508
Accumulation units redeemed and
   transferred to other funding
   options                        (666,363)  (483,769) (9,582,686) (13,771,038) (38,419,471) (40,906,071)
Annuity units                           --         --          --           --       (2,451)     (15,250)
                                 ---------  ---------  ----------  -----------  -----------  -----------
Accumulation and annuity units
   end of year                   3,924,526  4,300,785  46,696,428   54,058,171  235,955,909  265,536,989
                                 =========  =========  ==========  ===========  ===========  ===========

                                    LMPVET LARGE CAP         LMPVET LIFESTYLE         LMPVET LIFESTYLE
                                    GROWTH SUBACCOUNT         ALLOCATION 50%           ALLOCATION 70%
                                        (CLASS I)               SUBACCOUNT               SUBACCOUNT
                                 ----------------------  ------------------------  ------------------------
                                    2007        2006         2007         2006         2007         2006
                                 ----------  ----------  -----------  -----------  -----------  -----------
Accumulation and annuity units
   beginning of year             25,209,743  29,027,556  115,194,960  135,702,985   70,002,233   82,536,763
Accumulation units issued and
   transferred from other
   funding options                1,575,618   2,448,790    5,579,342    3,203,980    2,126,236    1,243,210
Accumulation units redeemed and
   transferred to other funding
   options                       (4,955,710) (6,266,603) (21,218,237) (23,711,711) (13,999,394) (13,777,740)
Annuity units                            --          --         (247)        (294)          --           --
                                 ----------  ----------  -----------  -----------  -----------  -----------
Accumulation and annuity units
   end of year                   21,829,651  25,209,743   99,555,818  115,194,960   58,129,075   70,002,233
                                 ==========  ==========  ===========  ===========  ===========  ===========

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                          LMPVET                   LMPVET
                             LMPVET LIFESTYLE          MID CAP CORE          MULTIPLE DISCIPLINE
                              ALLOCATION 85%            SUBACCOUNT        SUBACCOUNT-LARGE ALL CAP
                                SUBACCOUNT               (CLASS I)            GROWTH AND VALUE
                         -----------------------  ----------------------  ------------------------
                            2007        2006         2007        2006       2007 (d)      2006
                         ----------  -----------  ----------  ----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year     45,160,040   54,964,521  29,735,317  33,189,619    1,633,965  1,658,927
Accumulation units
   issued and
   transferred from
   other funding
   options                1,782,360      703,346   1,666,944   1,960,671      147,743    342,888
Accumulation units
   redeemed and
   transferred to other
   funding options       (8,269,054) (10,507,827) (4,913,088) (5,414,973)  (1,781,708)  (367,850)
Annuity units                    --           --          --          --           --         --
                         ----------  -----------  ----------  ----------   ----------  ---------
Accumulation and
   annuity units
   end of year           38,673,346   45,160,040  26,489,173  29,735,317           --  1,633,965
                         ==========   ==========  ==========  ==========   ==========  =========

                                                        LMPVET               LMPVET
                                   LMPIS          CAPITAL AND INCOME   CAPITAL AND INCOME
                             GROWTH AND INCOME        SUBACCOUNT           SUBACCOUNT
                                SUBACCOUNT            (CLASS I)             (CLASS II)
                         -----------------------  ----------------    --------------------
                           2007 (a)      2006      2007 (c)   2006       2007       2006
                         -----------  ----------  ----------  ----    ---------  ---------
Accumulation and
   annuity units
   beginning of year      49,080,275  56,308,290          --   --     4,359,567  4,431,652
Accumulation units
   issued and
   transferred from
   other funding
   options                   424,361   2,252,652  29,839,382   --     4,314,946    681,598
Accumulation units
   redeemed and
   transferred to other
   funding options       (49,504,636) (9,480,667) (3,994,533)  --      (823,906)  (753,683)
Annuity units                     --          --          --   --            --         --
                         -----------  ----------  ----------  ---     ---------  ---------
Accumulation and
   annuity units
   end of year                    --  49,080,275  25,844,849   --     7,850,607  4,359,567
                         ===========  ==========  ==========  ===     =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

                              LMPVET
                         SMALL CAP GROWTH          LMPVET              LMPVPV SMALL CAP
                            SUBACCOUNT         SOCIAL AWARENESS      GROWTH OPPORTUNITIES
                             (CLASS I)            SUBACCOUNT               SUBACCOUNT
                         ----------------  ----------------------  -----------------------
                          2007 (c)   2006     2007        2006       2007 (a)      2006
                         ----------  ----  ----------  ----------  -----------  ----------
Accumulation and
   annuity units
   beginning of year             --   --   21,106,950  24,804,920   13,623,397  14,654,067
Accumulation units
   issued and
   transferred from
   other funding
   options               13,406,077   --      912,328     694,124      277,763   2,393,328
Accumulation units
   redeemed and
   transferred to other
   funding options       (1,664,635)  --   (2,886,107) (4,392,094) (13,901,160) (3,423,998)
Annuity units                    --   --           --          --           --          --
                         ----------  ---   ----------  ----------  -----------  ----------
Accumulation and
   annuity units
   end of year           11,741,442   --   19,133,171  21,106,950           --  13,623,397
                         ==========  ===   ==========  ==========  ===========  ==========

                                 LMPVIT              LMPVIT GOVERNMENT
                         ADJUSTABLE RATE INCOME         SUBACCOUNT             LMPVIT HIGH INCOME
                               SUBACCOUNT                (CLASS I)                  SUBACCOUNT
                         ---------------------   ------------------------  ------------------------
                            2007       2006          2007         2006         2007         2006
                         ---------  ----------   -----------  -----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year     2,893,222   2,934,313    84,626,859   93,987,275   69,415,362   76,003,513
Accumulation units
   issued and
   transferred from
   other funding
   options                 583,814   1,360,455     6,162,865    9,520,979    4,547,891    7,492,347
Accumulation units
   redeemed and
   transferred to other
   funding options        (970,488) (1,401,546)  (16,302,237) (18,881,426) (11,262,492) (14,080,498)
Annuity units                   --          --        (1,513)          31           --           --
                         ---------  ----------   -----------  -----------  -----------  -----------
Accumulation and
   annuity units
   end of year           2,506,548   2,893,222    74,485,974   84,626,859   62,700,761   69,415,362
                         =========  ==========   ===========  ===========  ===========  ===========

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                           LMPVPII
                            LMPVIT MONEY MARKET       CAPITAL AND INCOME    LMPVPIII LARGE CAP VALUE
                                SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                         ------------------------  -----------------------  ------------------------
                             2007        2006        2007 (a)      2006       2007 (a)       2006
                         -----------  -----------  -----------  ----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year      57,641,090   70,318,443   29,275,750  20,354,496   68,173,467   80,059,801
Accumulation units
   issued and
   transferred from
   other funding
   options                22,320,260   23,615,055    1,657,716  12,734,909    1,182,733    1,867,392
Accumulation units
   redeemed and
   transferred to other
   funding options       (27,607,916) (36,292,272) (30,933,466) (3,813,655) (69,356,200) (13,753,726)
Annuity units                   (115)        (136)          --          --           --           --
                         -----------  -----------  -----------  ----------  -----------  -----------
Accumulation and
   annuity units
   end of year            52,353,319   57,641,090           --  29,275,750           --   68,173,467
                         ===========  ===========  ===========  ==========  ===========  ===========

                            MIST LORD ABBETT        MIST MET/AIM             MIST MFS
                            GROWTH AND INCOME   CAPITAL APPRECIATION  RESEARCH INTERNATIONAL
                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                (CLASS B)             (CLASS E)              (CLASS B)
                         ---------------------  --------------------  ----------------------
                            2007        2006     2007 (c)     2006     2007 (c)      2006
                         ----------  ---------  ---------  ---------  ----------  ----------
Accumulation and
   annuity units
   beginning of year      7,952,857         --         --      --            --       --
Accumulation units
   issued and
   transferred from
   other funding
   options                  338,413  8,569,201  1,699,633      --      9,557,110      --
Accumulation units
   redeemed and
   transferred to other
   funding options       (1,050,637)  (616,344)  (128,889)     --     (1,046,060)     --
Annuity units                    --         --         --      --             --      --
                         ----------  ---------  ---------     ---     ----------     ---
Accumulation and
   annuity units
   end of year            7,240,633  7,952,857  1,570,744      --      8,511,050      --
                         ==========  =========  =========     ===     ==========     ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

                          MIST BLACKROCK       MIST BLACKROCK          MIST LORD ABBETT
                         LARGE - CAP CORE      LARGE-CAP CORE           BOND DEBENTURE
                            SUBACCOUNT           SUBACCOUNT               SUBACCOUNT
                             (CLASS E)            (CLASS A)                (CLASS A)
                         ----------------  -----------------------  ----------------------
                           2007 (c)  2006    2007 (a)      2006        2007        2006
                         ----------  ----  -----------  ----------  ----------  ----------
Accumulation and
   annuity units
   beginning of year             --   --   52,707,173           --  19,727,341          --
Accumulation units
   issued and
   transferred from
   other funding
   options               49,926,075   --      314,910   59,888,119   3,623,130  22,127,399
Accumulation units
   redeemed and
   transferred to other
   funding options       (6,648,061)  --   (53,022,083) (7,180,946) (4,228,348) (2,400,058)
Annuity units                    --   --            --          --          --          --
                         ----------  ---   -----------  ----------  ----------  ----------
Accumulation and
   annuity units
   end of year           43,278,014   --            --  52,707,173  19,122,123  19,727,341
                         ==========  ===   ===========  ==========  ==========  ==========

                           MIST OPPENHEIMER         MIST PIONEER       MIST THIRD AVENUE
                         CAPITAL APPRECIATION     STRATEGIC INCOME      SMALL CAP VALUE
                              SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                               (CLASS B)              (CLASS A)            (CLASS B)
                         --------------------  ----------------------  -----------------
                            2007       2006       2007        2006       2007 (c)   2006
                         ---------  ---------  ----------  ----------  ----------  -----
Accumulation and
   annuity units
   beginning of year     6,867,125         --  40,367,222          --          --    --
Accumulation units
   issued and
   transferred from
   other funding
   options               1,970,644  7,446,797   9,927,989  46,130,887  13,818,957    --
Accumulation units
   redeemed and
   transferred to other
   funding options        (996,378)  (579,672) (8,163,680) (5,763,665) (2,316,882)   --
Annuity units                   --         --          --          --          --    --
                         ---------  ---------  ----------  ----------  ----------   ---
Accumulation and
   annuity units
   end of year           7,841,391  6,867,125  42,131,531  40,367,222  11,502,075    --
                         =========  =========  ==========  ==========  ==========   ===

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                            MSF CAPITAL
                              MSF BLACKROCK            MSF BLACKROCK          GUARDIAN
                            AGGRESSIVE GROWTH           BOND INCOME         U.S. EQUITY
                               SUBACCOUNT               SUBACCOUNT           SUBACCOUNT
                                (CLASS D)                (CLASS E)           (CLASS B)
                         -----------------------  ----------------------  ---------------
                             2007        2006         2007       2006      2007 (c)  2006
                         -----------  ----------  ----------  ----------  ---------  ----
Accumulation and
   annuity units
   beginning of year      54,874,822          --  38,027,400          --         --   --
Accumulation units
   issued and
   transferred from
   other funding
   options                 3,211,540  64,701,691   3,537,089  42,977,548  2,652,356   --
Accumulation units
   redeemed and
   transferred to other
   funding options       (11,087,543) (9,826,869) (7,133,417) (4,950,148)  (253,132)  --
Annuity units                     --          --          --          --         --   --
                         -----------  ----------  ----------  ----------  ---------  ---
Accumulation and
   annuity units
   end of year            46,998,819  54,874,822  34,431,072   8,027,400  2,399,224   --
                         ===========  ==========  ==========  ==========  =========  ===

                                                    UIF U.S. REAL ESTATE
                           UIF EQUITY AND INCOME         SECURITIES          PIONEER FUND VCT
                                SUBACCOUNT               SUBACCOUNT             SUBACCOUNT
                                (CLASS II)                (CLASS I)             (CLASS II)
                         ------------------------  ----------------------  --------------------
                             2007         2006        2007        2006        2007       2006
                         -----------  -----------  ----------  ----------  ---------  ---------
Accumulation and
   annuity units
   beginning of year     113,020,582  102,450,017  18,762,978   9,162,426  2,990,765  2,764,563
Accumulation units
   issued and
   transferred from
   other funding
   options                13,063,227   25,616,411   7,091,486  12,560,475    381,050    640,520
Accumulation units
   redeemed and
   transferred to other
   funding options       (14,955,096) (15,045,846) (8,369,361) (2,959,923)  (503,415)  (414,318)
Annuity units                     --           --          --          --         --         --
                         -----------  -----------  ----------  ----------  ---------  ---------
Accumulation and
   annuity units
   end of year           111,128,713  113,020,582  17,485,103  18,762,978  2,868,400  2,990,765
                         ===========  ===========  ==========  ==========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

                                                                               MSF WESTERN
                                                     MSF T. ROWE PRICE      ASSET MANAGEMENT
                           MSF MFS TOTAL RETURN      LARGE CAP GROWTH        U.S. GOVERNMENT
                                 SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                 (CLASS F)               (CLASS B)              (CLASS A)
                         ------------------------  --------------------  ----------------------
                             2007         2006        2007       2006       2007        2006
                         -----------  -----------  ---------  ---------  ----------  ----------
Accumulation and
   annuity units
   beginning of year     140,117,772           --  3,832,825         --   9,170,208          --
Accumulation units
   issued and
   transferred from
   other funding
   options                 5,982,358  156,010,422    885,602  4,459,180   5,092,762  12,251,822
Accumulation units
   redeemed and
   transferred to other
   funding options       (20,461,235) (15,904,962)  (655,587)  (626,355) (4,954,607) (3,081,614)
Annuity units                   (774)      12,312         --         --          --          --
                         -----------  -----------  ---------  ---------  ----------  ----------
Accumulation and
   annuity units
   end of year           125,638,121  140,117,772  4,062,840  3,832,825   9,308,363   9,170,208
                         ===========  ===========  =========  =========  ==========  ==========


                            PIONEER MID CAP             PUTNAM VT               PUTNAM VT
                               VALUE VCT          INTERNATIONAL EQUITY       SMALL CAP VALUE
                              SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                              (CLASS II)               (CLASS IB)              (CLASS IB)
                         ----------------------  ----------------------  -----------------------
                            2007        2006      2007 (a)      2006       2007 (a)      2006
                         ----------  ----------  ----------  ----------  -----------  ----------
Accumulation and
   annuity units
   beginning of year     16,114,690  14,562,188   5,493,239   3,301,487   13,040,653  10,664,811
Accumulation units
   issued and
   transferred from
   other funding
   options                4,377,512   4,493,588     746,571   3,302,709      701,152   4,501,130
Accumulation units
   redeemed and
   transferred to other
   funding options       (2,862,142) (2,941,086) (6,239,810) (1,110,957) (13,741,805) (2,125,288)
Annuity units                    --          --          --          --           --          --
                         ----------  ----------  ----------  ----------  -----------  ----------
Accumulation and
   annuity units
   end of year           17,630,060  16,114,690          --   5,493,239           --  13,040,653
                         ==========  ==========  ==========  ==========  ===========  ==========

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS -- (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                        VAN KAMPEN LIT            VAN KAMPEN LIT
                          VAN KAMPEN LIT COMSTOCK      GROWTH AND INCOME         STRATEGIC GROWTH
                                SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                 (CLASS II)               (CLASS II)                (CLASS II)
                         ------------------------  ------------------------  ------------------------
                             2007         2006         2007         2006         2007         2006
                         -----------  -----------  -----------  -----------  -----------  -----------
Accumulation and
   annuity units
   beginning of year     151,100,960  158,534,295  103,493,964  109,783,523  101,289,901  118,714,696
Accumulation units
   issued and
   transferred from
   other funding
   options                 7,941,983   15,353,116    5,806,985   10,554,679    3,916,320    5,646,381
Accumulation units
   redeemed and
   transferred to other
   funding options       (22,323,099) (22,786,451) (16,224,802) (16,844,238) (18,023,395) (23,071,176)
Annuity units                     --           --           --           --           --           --
                         -----------  -----------  -----------  -----------  -----------  -----------
Accumulation and
   annuity units
   end of year           136,719,844  151,100,960   93,076,147  103,493,964   87,182,826  101,289,901
                         ===========  ===========   ==========  ===========   ==========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period November 12, 2007 to December 31, 2007.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 9, 2007.

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(April 1, 2008 as to Note 20)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2007       2006
                                                                 --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively).............................................  $ 45,671   $ 47,846
  Equity securities available-for-sale, at estimated fair value
     (cost: $992 and $777, respectively).......................       952        795
  Mortgage and consumer loans..................................     4,404      3,595
  Policy loans.................................................       913        918
  Real estate and real estate joint ventures held-for-
     investment................................................       541        173
  Real estate held-for-sale....................................        --          7
  Other limited partnership interests..........................     1,130      1,082
  Short-term investments.......................................     1,335        777
  Other invested assets........................................     1,445      1,241
                                                                 --------   --------
     Total investments.........................................    56,391     56,434
Cash and cash equivalents......................................     1,774        649
Accrued investment income......................................       637        597
Premiums and other receivables.................................     8,320      8,410
Deferred policy acquisition costs and value of business
  acquired.....................................................     4,948      5,111
Current income tax recoverable.................................        91         94
Deferred income tax assets.....................................       848      1,007
Goodwill.......................................................       953        953
Other assets...................................................       753        765
Separate account assets........................................    53,867     50,067
                                                                 --------   --------
     Total assets..............................................  $128,582   $124,087
                                                                 ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.......................................  $ 19,576   $ 19,654
  Policyholder account balances................................    33,871     35,099
  Other policyholder funds.....................................     1,777      1,513
  Long-term debt -- affiliated.................................       635        435
  Payables for collateral under securities loaned and other
     transactions..............................................    10,471      9,155
  Other liabilities............................................     1,072        749
  Separate account liabilities.................................    53,867     50,067
                                                                 --------   --------
     Total liabilities.........................................   121,269    116,672
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006...................................        86         86
Additional paid-in capital.....................................     6,719      7,123
Retained earnings..............................................       843        520
Accumulated other comprehensive income (loss)..................      (335)      (314)
                                                                 --------   --------
     Total stockholders' equity................................     7,313      7,415
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $128,582   $124,087
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  353   $  308   $  281
Universal life and investment-type product policy fees....   1,411    1,268      862
Net investment income.....................................   2,893    2,839    1,438
Other revenues............................................     251      212      132
Net investment gains (losses).............................    (198)    (521)    (198)
                                                            ------   ------   ------
       Total revenues.....................................   4,710    4,106    2,515
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     978      792      570
Interest credited to policyholder account balances........   1,304    1,316      720
Other expenses............................................   1,455    1,173      678
                                                            ------   ------   ------
       Total expenses.....................................   3,737    3,281    1,968
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     973      825      547
Provision for income tax..................................     282      228      156
                                                            ------   ------   ------
Income from continuing operations.........................     691      597      391
Income from discontinued operations, net of income tax....       4       --       --
                                                            ------   ------   ------
Net income................................................  $  695   $  597   $  391
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income.............................                            695                                      695
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax....                                                         26           26
                                                                                                           ------
     Other comprehensive income (loss)...                                                                     (21)
                                                                                                           ------
  Comprehensive income...................                                                                     674
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007.............    $86      $6,719       $ 843         $(361)          $26       $7,313
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    695   $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        26          6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net.....        11         74        112
     Losses from sales of investments and businesses,
       net............................................       201        521        198
     Gain from recapture of ceded reinsurance.........       (22)        --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................      (121)       (83)       (19)
     Interest credited to policyholder account
       balances.......................................     1,304      1,316        720
     Universal life and investment-type product policy
       fees...........................................    (1,411)    (1,268)      (862)
     Change in accrued investment income..............       (35)         2        (68)
     Change in premiums and other receivables.........       360       (509)      (415)
     Change in deferred policy acquisition costs,
       net............................................        61       (234)      (211)
     Change in insurance-related liabilities..........        71        234        812
     Change in trading securities.....................        --        (43)       103
     Change in income tax payable.....................       287        156        298
     Change in other assets...........................       690        586        574
     Change in other liabilities......................       234       (351)      (876)
     Other, net.......................................        --         --          2
                                                        --------   --------   --------
Net cash provided by operating activities.............     2,351      1,004        763
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    21,546     27,706     24,008
     Equity securities................................       146        218        221
     Mortgage and consumer loans......................     1,208      1,034        748
     Real estate and real estate joint ventures.......       155        126         65
     Other limited partnership interests..............       465        762        173
  Purchases of:
     Fixed maturity securities........................   (19,365)   (23,840)   (32,850)
     Equity securities................................      (357)      (109)        --
     Mortgage and consumer loans......................    (2,030)    (2,092)      (500)
     Real estate and real estate joint ventures.......      (458)       (56)       (13)
     Other limited partnership interests..............      (515)      (343)      (330)
  Net change in policy loans..........................         5         (2)         3
  Net change in short-term investments................      (558)       991        599
  Net change in other invested assets.................      (175)      (316)       233
  Other, net..........................................        16          1          3
                                                        --------   --------   --------
Net cash provided by (used in) investing activities...  $     83   $  4,080   $ (7,640)
                                                        --------   --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................  $ 11,395   $  8,185   $ 11,230
     Withdrawals......................................   (13,563)   (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,316       (582)     7,675
  Net change in short-term debt -- affiliated.........        --         --        (26)
  Long-term debt issued -- affiliated.................       200         --        400
  Dividends on common stock...........................      (690)      (917)        --
  Financing element on certain derivative
     instruments......................................        33        (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ..................        --         --        443
                                                        --------   --------   --------
Net cash (used in) provided by financing activities...    (1,309)    (5,006)     7,304
                                                        --------   --------   --------
Change in cash and cash equivalents...................     1,125         78        427
Cash and cash equivalents, beginning of year..........       649        571        144
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,774   $    649   $    571
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     33   $     31   $     18
                                                        ========   ========   ========
     Income tax.......................................  $     (6)  $     81   $     87
                                                        ========   ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA Insurance
       Company, net of cash received of $0, $0 and
       $443 million...................................  $     --   $     --   $  6,341
                                                        ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation.....................................  $     12   $     --   $     --
                                                        ========   ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax......  $     --   $    162   $     --
                                                        ========   ========   ========
     Contribution of goodwill from MetLife, Inc. .....  $     --   $     29   $     --
                                                        ========   ========   ========



--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)   accounting for reinsurance transactions; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
Foreign government securities.........       635      55        2         688      1.5
State and political subdivision
  securities..........................       611       4       40         575      1.2
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====




                                                       DECEMBER 31, 2006
                                         --------------------------------------------
                                                        GROSS
                                          COST OR     UNREALIZED
                                         AMORTIZED   -----------    ESTIMATED    % OF
                                            COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                         ---------   ----   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
Residential mortgage-backed
  securities...........................    11,951      40     78      11,913     24.9
Foreign corporate securities...........     5,563      64    128       5,499     11.5
U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
Asset-backed securities................     3,158      14     10       3,162      6.6
Foreign government securities..........       533      45      5         573      1.2
State and political subdivision
  securities...........................     1,062       6     38       1,030      2.2
                                          -------    ----   ----     -------    -----
  Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                          =======    ====   ====     =======    =====
Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
Common stock...........................       106       6      1         111     14.0
                                          -------    ----   ----     -------    -----
  Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                          =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
Due after one year through five years...     8,070        8,035       9,843        9,733
Due after five years through ten years..     7,950        7,858       7,331        7,226
Due after ten years.....................    11,740       11,408      11,150       10,871
                                           -------      -------     -------      -------
  Subtotal..............................    28,932       28,464      29,944       29,446
Mortgage-backed and asset-backed
  securities............................    17,332       17,207      18,462       18,400
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
Proceeds.......................................  $14,826   $23,901   $22,241
Gross investment gains.........................  $   146   $    73   $    48
Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    52%    49%
  Foreign corporate securities...............................    16     15
  Asset-backed securities....................................     9      1
  Residential mortgage-backed securities.....................     7      9
  Commercial mortgage-backed securities......................     6      5
  U.S. Treasury/agency securities............................     1     15
  Other......................................................     9      6
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
Agricultural mortgage loans...................   1,265      29      1,460      41
Consumer loans................................      22      --         46       1
                                                ------     ---     ------     ---
  Total.......................................   4,412     100%     3,601     100%
                                                           ===                ===
Less: Valuation allowances....................       8                  6
                                                ------             ------
  Total mortgage and consumer loans...........  $4,404             $3,595
                                                ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $ 6    $ 9    $ 1
Additions................................................     7      3      8
Deductions...............................................    (5)    (6)    --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                            ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Development joint ventures....................   $287       53%     $ --       --%
Real estate investment funds..................    111       21        93       52
Office........................................     88       16        46       26
Apartments....................................     35        6        --       --
Agriculture...................................     19        4        28       15
Land..........................................      1       --         1       --
Retail........................................     --       --        12        7
                                                 ----      ---      ----      ---
  Total real estate holdings..................   $541      100%     $180      100%
                                                 ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,803   $2,719   $1,377
Equity securities...................................      45       17        6
Mortgage and consumer loans.........................     263      182      113
Policy loans........................................      53       52       26
Real estate and real estate joint ventures..........      81       29        2
Other limited partnership interests.................     164      238       33
Cash, cash equivalents and short-term investments...     104      137       71
Other...............................................       7        8       --
                                                      ------   ------   ------
  Total investment income...........................   3,520    3,382    1,628
Less: Investment expenses...........................     627      543      190
                                                      ------   ------   ------
  Net investment income.............................  $2,893   $2,839   $1,438
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(272)  $(497)  $(300)
Equity securities....................................     15      10       1
Mortgage and consumer loans..........................     (2)      7      (9)
Real estate and real estate joint ventures...........      1      64       7
Other limited partnership interests..................    (19)     (1)     (1)
Sales of businesses..................................     --      --       2
Derivatives..........................................    305     177      (2)
Other................................................   (226)   (281)    104
                                                       -----   -----   -----
  Net investment gains (losses)                        $(198)  $(521)  $(198)
                                                       =====   =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(606)  $(566)  $(639)
Equity securities....................................    (38)     17      (4)
Derivatives..........................................    (13)     (9)     (2)
Other................................................      8       7     (19)
                                                       -----   -----   -----
  Subtotal...........................................   (649)   (551)   (664)
                                                       -----   -----   -----
Amounts allocated from:
  Insurance liability loss recognition...............     --      --     (78)
  DAC and VOBA.......................................     93      66     102
                                                       -----   -----   -----
  Subtotal...........................................     93      66      24
                                                       -----   -----   -----
Deferred income tax..................................    195     171     224
                                                       -----   -----   -----
  Subtotal...........................................    288     237     248
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                       =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance, January 1,..................................  $(314)  $(416)  $  30
Unrealized investment gains (losses) during the
  year...............................................    (98)    113    (756)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition........     --      78     (78)
  DAC and VOBA.......................................     27     (36)    148
  Deferred income tax................................     24     (53)    240
                                                       -----   -----   -----
Balance, December 31,................................  $(361)  $(314)  $(416)
                                                       =====   =====   =====
Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                       =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Asset-backed securitizations...........................   $ 1,140       $   77
Real estate joint ventures(3)..........................       942           44
Other limited partnership interests(4).................     3,876          418
Trust preferred securities(5)..........................    22,775          546
Other investments(6)...................................     1,600           79
                                                          -------       ------
  Total................................................   $30,333       $1,164
                                                          =======       ======



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

   (6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Estimated fair market value of assets transferred to
  affiliates.........................................  $628     $164     $ 79
Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
Net investment gains (losses) recognized on
  transfers..........................................  $ (1)    $ --     $  1
Estimated fair market value of assets transferred
  from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
Cash flow....................       486       85          3           455       42         --
Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                -------   ------       ----       -------   ------       ----
  Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Qualifying hedges:
  Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
Non-qualifying hedges:
  Net investment gains (losses)..........................    82     73     (8)
                                                            ---    ---    ---
     Total...............................................   $76    $64    $(9)
                                                            ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Changes in the fair value of derivatives................  $ 18    $(1)   $--
Changes in the fair value of the items hedged...........   (20)     2     --
                                                          ----    ---    ---
Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                          ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,....................................................  $ (9)  $ (2)   $(4)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges...    39     41      1
Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                          ----   ----    ---
Other comprehensive income (loss) balance at December
  31,...................................................  $(13)  $ (9)   $(2)
                                                          ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivative assets...................................  $125    $17
Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                        2007      2006      2007      2006     2007     2006
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Individual
  Traditional life..................  $   921   $   871   $    --   $    --   $   50   $   37
  Universal variable life...........      575       527     4,995     4,522    1,496    1,314
  Annuities.........................      944     1,015    15,058    16,106       36        5
  Other.............................       --        --        47        32       --       --
Institutional
  Group life........................      220       234       763       765        5        6
  Retirement & savings..............   12,040    12,325    12,836    13,731       --       --
  Non-medical health & other........      303       328        --        --        2        2
Corporate & Other (1)...............    4,573     4,354       172       (57)     188      149
                                      -------   -------   -------   -------   ------   ------
     Total..........................  $19,576   $19,654   $33,871   $35,099   $1,777   $1,513
                                      =======   =======   =======   =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Balance at January 1,.................................  $237     $ 72      $--
Contribution from MetLife.............................    --       --       73
Contribution of VODA from MetLife.....................    --      167       --
Amortization..........................................    (5)      (2)      (1)
                                                        ----     ----      ---
Balance at December 31,...............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $330   $218   $143
Capitalization.........................................   124    129     83
Amortization...........................................   (51)   (17)    (8)
                                                         ----   ----   ----
Balance at December 31,................................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.2 billion and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
Balance at January 1,.................................  $ 551   $ 512   $ --
  Less: Reinsurance recoverables......................   (403)   (373)    --
                                                        -----   -----   ----
Net balance at January 1,.............................    148     139     --
                                                        -----   -----   ----
Contribution of MetLife Insurance Company of
  Connecticut by MetLife (Note 3).....................     --      --    137
Incurred related to:
  Current year........................................     32      29     19
  Prior years.........................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
Paid related to:
  Current year........................................     (2)     (2)    (1)
  Prior years.........................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
Net balance at December 31,...........................    149     148    139
  Add: Reinsurance recoverables.......................    463     403    373
                                                        -----   -----   ----
Balance at December 31,...............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value..........     $  11,337             N/A        $   8,213             N/A
Net amount at risk(2)...........     $      33(3)          N/A        $      --(3)          N/A
Average attained age of
  contractholders...............      62 years             N/A         61 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  41,515       $  16,143        $  44,036       $  13,179
Net amount at risk(2)...........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
Average attained age of
  contractholders...............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)..........   $   2,797    $   3,262
Net amount at risk(2).................................   $  38,621(3) $  48,630(3)
Average attained age of policyholders.................    57 years     57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............      $--           $--             $--         $--
Incurred guaranteed benefits...........        3            --               9          12
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2005...........        3            --               9          12
Incurred guaranteed benefits...........       --            --              22          22
Paid guaranteed benefits...............       (3)           --              --          (3)
                                             ---           ---             ---         ---
Balance at December 31, 2006...........       --            --              31          31
Incurred guaranteed benefits...........        6            28              34          68
Paid guaranteed benefits...............       (4)           --              --          (4)
                                             ---           ---             ---         ---
Balance at December 31, 2007...........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $40,608   $37,992
  Bond..................................................    2,307     2,831
  Balanced..............................................    4,422     2,790
  Money Market..........................................    1,265       949
  Specialty.............................................      395       460
                                                          -------   -------
     Total..............................................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Direct premiums......................................  $ 654   $ 599   $ 413
Reinsurance assumed..................................     17      21      38
Reinsurance ceded....................................   (318)   (312)   (170)
                                                       -----   -----   -----
Net premiums.........................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
Reinsurance recoverables netted against policyholder
  benefits and claims................................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Assumed premiums.....................................  $ 17     $ 21     $ 38
Assumed fees, included in universal life and
  investment-type product policy fees................  $119     $ 65     $194
Assumed fees, included in net investment gains
  (losses)...........................................  $ --     $ --     $  6
Assumed benefits, included in policyholder benefits
  and claims.........................................  $ 18     $ 11     $ 32
Assumed benefits, included in interest credited to
  policyholder account balances......................  $ 53     $ 49     $ 42
Assumed acquisition costs, included in other
  expenses...........................................  $ 39     $ 58     $111
Ceded premiums.......................................  $ 32     $ 21     $ 12
Ceded fees, included in universal life and
  investment-type product policy fees................  $216     $130     $ 93
Interest earned on ceded reinsurance, included in
  other revenues.....................................  $ 85     $ 68     $ 55
Ceded benefits, included in policyholder benefits and
  claims.............................................  $ 95     $ 86     $ 92
Interest costs on ceded reinsurance, included in
  other expenses.....................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(10)  $ 18   $ (3)
  State and local......................................     4     --     (2)
  Foreign..............................................     1     --     --
                                                         ----   ----   ----
  Subtotal.............................................    (5)    18     (5)
                                                         ----   ----   ----
Deferred:
  Federal..............................................  $306   $212   $162
  State and local......................................    --     (2)    (1)
  Foreign..............................................   (19)    --     --
                                                         ----   ----   ----
  Subtotal.............................................   287    210    161
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $342   $288   $191
Tax effect of:
  Tax-exempt investment income.........................   (65)   (62)   (27)
  Prior year tax.......................................     9     (9)    (9)
  Foreign tax rate differential and change in valuation
     allowance.........................................    (5)    12     --
  State tax, net of federal benefit....................     3     --      2
  Other, net...........................................    (2)    (1)    (1)
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2007      2006
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,929   $ 2,238
  Net unrealized investment losses.......................      195       171
  Capital loss carryforwards.............................      150       155
  Investments............................................       54        63
  Net operating loss carryforwards.......................       42        10
  Tax credits............................................       20        --
  Operating lease reserves...............................       13        13
  Employee benefits......................................       --         3
  Litigation-related.....................................       --         1
  Other..................................................       15        20
                                                           -------   -------
                                                             2,418     2,674
  Less: Valuation allowance..............................       --         4
                                                           -------   -------
                                                             2,418     2,670
                                                           -------   -------
Deferred income tax liabilities:
  DAC and VOBA...........................................   (1,570)   (1,663)
                                                           -------   -------
                                                            (1,570)   (1,663)
                                                           -------   -------
Net deferred income tax asset............................  $   848   $ 1,007
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............          $64
Reductions for tax positions of prior years...............           (2)
Additions for tax positions of current year...............            5
Reductions for tax positions of current year..............           (8)
Settlements with tax authorities..........................           (6)
                                                                    ---
Balance at December 31, 2007..............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2008.....................................................    $ 3       $15
2009.....................................................    $ 3       $ 8
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 6
2012.....................................................    $ 3       $--
Thereafter...............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2007    2006     2005
                                                      -----   -----   -------
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(358)  $(434)  $(1,148)
Income tax effect of holding gains (losses).........    122     147       402
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................    260     487       295
  Amortization of premiums and accretion of
     discounts associated with investments..........     --      60        96
  Income tax effect.................................    (88)   (186)     (137)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................     27      42        71
Income tax effect of allocation of holding gains to
  other policyholder amounts........................    (10)    (14)      (25)
                                                      -----   -----   -------
Net unrealized investment gains (losses)............    (47)    102      (446)
                                                      -----   -----   -------
Foreign currency translation adjustment.............     26      (2)        2
                                                      -----   -----   -------
Other comprehensive income (loss)...................  $ (21)  $ 100   $  (444)
                                                      =====   =====   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                        2007      2006     2005
                                                      -------   -------   ------
                                                             (IN MILLIONS)
Compensation........................................  $   125   $   134   $  106
Commissions.........................................      633       712      931
Interest and debt issue costs.......................       35        31       25
Amortization of DAC and VOBA........................      740       488      288
Capitalization of DAC...............................     (682)     (721)    (886)
Rent, net of sublease income........................        5        11        7
Minority interest...................................       --        26        1
Insurance tax.......................................       44        42       10
Other...............................................      555       450      196
                                                      -------   -------   ------
  Total other expenses..............................   $1,455    $1,173    $ 678
                                                      =======   =======   ======



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (314)            --         (198)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           643             --        1,304
Other expenses..............................      1,329            50             76        1,455
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           124            210          973
Provision for income tax....................        227            41             14          282
                                                -------       -------        -------     --------
Income from continuing operations...........        412            83            196          691
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $    87        $   196     $    695
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,173        $11,195     $128,582
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,169        $ 4,933     $ 55,224
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2007                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,112     $27,707
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2006                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  SUBSEQUENT EVENT

     On April 1, 2008, MICC entered into an agreement to issue a $750 million surplus note to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

   (1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,599           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,871         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,109               23             27               7
Corporate & Other........          26           293              33               --             76              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,282             $740           $715             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                                    PRIMELITE

                       STATEMENT OF ADDITIONAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MLAC-Book-36                                               April 28, 2008

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2007

     (2)  Statement of Operations for the year ended December 31, 2007

     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006

     (2) Consolidated Statements of Income for the years ended December 31, 2007, December 31, 2006 and 2005

     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1(a).     Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4, File No. 333-32581, filed July 31, 1997.)

1(b).     Resolution of Board of Directors of MetLife Insurance Company of
          Connecticut (including Agreement and Plan of Merger) (Incorporated herein by reference to Exhibit 1(b) to Registrant's Registration
          Statement on Form N-4,  333- 147888/811-08317, filed on December 7,
          2007.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed
          February 26, 2001.)

3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343, filed April 6, 2006.)

3(c)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65339/811-
          07463, filed April 6, 2007.)

3(d). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65339/811-07463,  filed April 6,
          2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to
          MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

4(a).     Variable Annuity Contract. (Incorporated herein by reference to
          Exhibit 4 to the Registration Statement on Form N-4, File No. 333-
          32581, filed July 31, 1997.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to
          Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities Registration Statement on Form N-4,
          File No. 033-65339, filed on April 7, 2006.)

4(c). Merger Endorsement (6-E48-07) (December 7, 2007) (Incorporated herein by reference to Exhibit 4(c) to Registrant's Registration Statement on Form N-4, 333- 147888/811-08317, filed on December 7, 2007.)

5(a).     Application. (Incorporated herein by reference to Exhibit 5 to Pre-
          Effective Amendment No. 1 to the Registration Statement on Form N-4,
          File No. 333-32581, filed November 4, 1997.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 3 (a) (i) to
          Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3 (b) (i) to the Registration Statement on Form S-2, File No. 033-58677, filed via
          Edgar on April 18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund ABD for Variable Annuities Registration
          Statement on Form N-4, File No. 033-65343, filed  April 6, 2006.)

6(d).     Certificate of Correction of MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective No. 11 to MetLife of CT Separate Account Nine for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          333-65926/811-09411, filed on October 31, 2007.)

7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-4, File No. 333-101778, filed  April 21, 2005.)

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife
          Insurance Company of Connecticut (effective August 31, 2007).
          (Incorporated herein by reference to Exhibit 6(d) to Post-Effective
          No. 11 to MetLife of CT Separate Account Nine for Variable Annuities'
          Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities Registration Statement on
          Form N-4, File No. 033-65343, filed April 6, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to Registrant's
          Registration Statement on Form N-4,  333- 147888/811-08317, filed on
          December 7, 2007.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. (filed herewith)

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (filed herewith)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100(th) Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
185 Asylum Street
Hartford, CT 06103


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

Deidre E. Curran             Vice President
300 Davidson Ave
Somerset, NJ 08873

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2008, there were 12,542 qualified contracts and 23,426 non-qualified contracts of PrimElite offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities

MetLife of CT  Fund BD IV for Variable Annuities

MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities



MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account TM II for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three



MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002


Metropolitan Life Variable Annuity Separate Account I



Metropolitan Life Variable Annuity Separate Account II


Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


METLIFE INSURANCE COMPANY OF CONNECTICUT

ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts, on this 8th day of April 2008.


           METLIFE OF CT SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:       /s/ DANIEL D. JORDAN
                                            ------------------------------------
                                            Daniel D. Jordan, Vice President and
                                                     Assistant Secretary



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 8th day of April 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact
* MetLife Insurance Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX



10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm

13    Powers of Attorney